September 11, 2000

Dear Policy Holder:


When we last reported to you on February 10 of this year, the U.S. Federal Reserve had just made the fourth in a series of six interest rate hikes since June 1999. The U.S. economy was entering an unprecedented tenth straight year of expansion, the corporate profit picture was outstanding, and domestic equity markets were reaching new highs. In fact, record growth in the U.S. seemed capable of pulling along much of the rest of the global economy. European technology stocks were enjoying a run of their own, and many troubled economies in Southeast Asia were showing signs of pulling through recent crises, with governments agreeing to adopt pro-business policy changes.
   While impressed with the fledgling recoveries shaping up in the world's depressed regions, we suggested that U.S. stocks were performing well in a market that was much too narrow. Early in 2000, interest in Internet-related investments clearly reached a crescendo. It seemed that some individual investors were disregarding current earnings in their strict focus on runaway growth stocks. In addition, we predicted that worldwide demand for bonds and other fixed-income would continue to be weak as long as economic growth and the strong stock market continued.
   On March 10, U.S. stock markets began a 10-week sell-off that included a number of days with sharp declines on the major indexes. The technology-heavy Nasdaq Composite, which had perched above 5000, retreated 37% before reaching a trough in May. And the S&P 500 Index had retreated 11% at its low point in May.
   In our opinion, the downturn was healthy in many ways. Investors seeking refuge bought into U.S. Treasury issues and occasionally sought out the corporate bond market, which had been sorely lacking demand. More importantly, it appeared that a renewed focus on earnings was causing investors to look at a broader array of companies.
   Although the spring pullback cast some doubt on many of the recoveries abroad, we believe the fundamentals of those recoveries are sound. We are hopeful that China's impending entry into the World Trade Organization will boost economic strength in the Pacific Rim, including Japan, still currently mired in recession.
   In global bond markets, we see a brighter picture than we have in some time, with liquidity occasionally reappearing and select foreign currencies showing value when held against the strong dollar.
   The Fed's ongoing campaign of ratcheting up rates at home, meanwhile, is directly aimed at slowing growth and choking off inflation. Recent economic data has been mixed, suggesting that the desired "soft landing" may be coming.
   The stock market's path over the last six months was rocky, but we do not believe the ups and downs were without reason. New types of investors and heavier trading in the markets seem to indicate that increased volatility is a sign of the times. We believe that the New Economy is here to stay - that it is changing capital markets and positively affecting the very nature of the world's economies.
   As always, we encourage investors to take a long-term approach, follow a regular investment plan, and diversify assets. History shows that stocks, as a class, outpace other types of investments and inflation - but only over long periods. A well-diversified portfolio should include some stocks, bonds, and cash - asset classes which are all available through the investment options in your variable annuity.
   As of this writing, we believe that the stage is set for a bright second half of 2000. The Fed passed on a seventh rate hike in June, leaving open the possibility of one occurring on August 22. We expect volatility to continue until the Fed clearly steps to the sidelines, but believe the fundamentals currently in place for long-term, global investing are as strong as they have been in some time.

                                                            Total Return
                                                          12/31/99-6/30/00
Standard & Poor's 500 Index                                    -0.42%
Russell 2000 Index                                             +3.03%
Lehman Brothers Government/Corporate Bond Index                +4.16%
Morgan Stanley Europe, Australasia, Far East Index             -3.95%

Performance noted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. The Standard & Poor's 500 Index is a weighted, unmanaged index that generally tracks the performance of large company stocks. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that generally tracks the performance of government and corporate bonds. The Morgan Stanley Europe, Australasia, Far East Index is an unmanaged index that generally tracks the performance of non-U.S. stocks. The indexes assume no management fees or expenses. You cannot invest directly in an index. Past performance does not guarantee future results.

Sincerely,

/s/ Wayne A. Stork                         /s/ David K. Downes
----------------------------------         ---------------------------
Wayne A. Stork                             David K. Downes
Chairman                                   President and Chief Executive Officer
Delaware Investments Family of Funds       Delaware Investments Family of Funds

Delaware Group Premium Fund-Balanced Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                         Number of    Market
                                                          Shares      Value
  COMMON STOCK-53.83%
  Banking, Finance & Insurance-7.31%
  Bank of New York ................................       36,200    $ 1,683,300
  Capital One Financial ...........................       45,700      2,039,363
  Chase Manhattan .................................       40,500      1,865,531
  Citigroup .......................................       42,300      2,548,575
  Schwab (Charles) ................................       60,900      2,047,763
                                                                    -----------
                                                                     10,184,532
                                                                    -----------
  Cable, Media & Publishing-0.28%
 *Barnes & Noble ..................................       17,400        387,150
                                                                    -----------
                                                                        387,150
                                                                    -----------
  Chemicals-1.06%
  Pharmacia .......................................       28,441      1,470,044
                                                                    -----------
                                                                      1,470,044
                                                                    -----------
  Computers & Technology-9.90%
*+BEA Systems .....................................       29,800      1,473,238
 *Cadence Design Systems ..........................      181,100      3,689,913
  Compaq Computer .................................       54,100      1,382,931
  International Business Machines .................       15,700      1,720,131
 *J.D. Edwards ....................................       38,100        573,881
  Micron Technology ...............................       31,600      2,782,775
 *Microsoft .......................................       27,100      2,168,000
                                                                    -----------
                                                                     13,790,869
                                                                    -----------
  Electronics & Electrical Equipment-3.86%
 *Integrated Device Technology ....................       18,100      1,083,738
  Intel ...........................................       22,100      2,954,494
  Texas Instruments ...............................       19,500      1,339,406
                                                                    -----------
                                                                      5,377,638
                                                                    -----------
  Energy-5.50%
 +Anadarko Petroleum ..............................       30,500      1,504,031
  Halliburton .....................................       24,600      1,160,813
 *Nabors Industries ...............................       28,700      1,192,844
  Schlumberger Limited ............................       39,700      2,962,613
  Unocal ..........................................       25,500        844,688
                                                                    -----------
                                                                      7,664,989
                                                                    -----------
  Healthcare & Pharmaceuticals-5.58%
  American Home Products ..........................       49,500      2,908,125
*+Amgen ...........................................       37,000      2,599,250
 *Genentech .......................................       13,200      2,270,400
                                                                    -----------
                                                                      7,777,775
                                                                    -----------
  Retail-5.57%
 *Best Buy ........................................       35,900      2,270,675
  Circuit City Stores .............................       36,100      1,198,069
 *Safeway .........................................       95,100      4,291,388
                                                                    -----------
                                                                      7,760,132
                                                                    -----------
  Telecommunications-11.75%
  ALLTEL ..........................................       24,800      1,536,050
*+Nextel Communications ...........................       32,400      1,982,475
  Nortel Networks .................................       56,600      3,862,950
  SBC Communications ..............................       68,400      2,958,300
*+Sprint ..........................................       22,300      1,326,850
 *Tellabs .........................................       44,000      3,011,250
*+Winstar Communications ..........................       50,000      1,693,750
                                                                    -----------
                                                                     16,371,625
                                                                    -----------

                                                         Number of    Market
                                                          Shares      Value
 COMMON STOCK (Continued)
 Transportation & Shipping-3.02%
*FedEx ............................................       16,800    $   638,400
 Kansas City Southern Industries ..................       40,200      3,565,238
                                                                    -----------
                                                                      4,203,638
                                                                    -----------
 Total Common Stock
  (cost $67,034,844) ..............................                  74,988,392
                                                                    -----------

                                                       Principal
                                                         Amount
 ASSET-BACKED SECURITIES-2.89%
 California Infrastructure PG&E
  Series 97-1 A4 6.16% 6/25/03 ....................   $  534,525        531,146
 Discover Card Master Trust
  Series 99-2 A 5.90% 10/15/04 ....................      810,000        792,828
 Ford Credit Auto Owner Trust
  Series 00-A A4 7.09% 11/17/03 ...................      740,000        740,044
  Series 97-1A 6.75% 8/15/13 ......................      531,577        522,008
+Peco Energy Transition Trust
  Series 99A A4 5.80% 3/1/07 ......................      785,000        746,260
 Philadelphia, Pennsylvania Industrial
  Development Authority Revenue
  Series 97 6.488% 6/15/04 ........................      353,692        329,596
 Standard Credit Card Master Trust
  Series 94-4 A 8.25% 11/07/03 ....................      355,000        358,990
                                                                    -----------
 Total Asset-Backed Securities
  (cost $4,123,983) ...............................                   4,020,872
                                                                    -----------

 COLLATERALIZED MORTGAGE OBLIGATIONS-1.32%
 Federal National Mortgage Association
  Whole Loan 6.50% 7/25/28 ........................      536,842        524,930
 Government National Mortgage Association
  Series 98-9 B 6.85% 12/20/25 ....................      810,000        781,383
 Residential Accredit Loans
  Series 98-QS9 A3 6.75% 7/25/28 ..................      550,000        541,320
                                                                    -----------
 Total Collateralized Mortgage
  Obligations (cost $1,902,108) ...................                   1,847,633
                                                                    -----------

 COMMERCIAL MORTGAGE-BACKED SECURITIES-1.30%
 Chase Commercial Mortgage Securities
  Series 96-2 C 6.90% 11/19/06 ....................      250,000        239,102
 DLJ Commercial Mortgage
  Series 99-CG1 A1B 6.46% 1/10/09 .................      930,000        867,806
 Lehman Large Loan Series 97-LLI A1
  6.79% 6/12/04 ...................................      416,583        411,508
 Nomura Asset Securities
  Series 93-1 A1 6.68% 12/15/01 ...................      295,419        289,234
                                                                    -----------
 Total Commercial Mortgage-Backed
 Securities (cost $1,857,876) .....................                   1,807,650
                                                                    -----------



                                                                      Balanced-1

Balanced Series
Statement of Net Assets (Continued)



                                                       Principal      Market
                                                         Amount       Value
 CORPORATE BONDS-7.13%
 ABN-AMRO Bank NV 8.25% 8/1/09 ....................  $    80,000    $    80,253
 Banco Santander 6.50% 11/01/05 ...................      360,000        344,440
 Consumer Energy 6.375% 2/1/08 ....................      380,000        342,398
 Cox Communications 6.15% 8/1/03 ..................      455,000        432,252
 Daimler Chrysler 6.90% 9/1/04 ....................    1,080,000      1,057,050
 Deutsche Tel 8.00% 6/15/10 .......................    1,000,000      1,010,142
+E.I duPont deNemours
   6.75% 10/15/04 .................................      500,000        494,192
+Finova Capital 7.25% 11/8/04 .....................      950,000        837,569
 Ford Motor Credit 6.70% 7/16/04 ..................      655,000        652,046
 MCI Communications 6.125% 4/15/02 ................      350,000        341,927
+MCI Worldcom 7.55% 4/1/04 ........................    1,050,000      1,049,407
 Osprey Trust 8.31% 1/15/03 .......................      825,000        828,135
 Safeway 7.00% 9/15/02 ............................      450,000        446,579
 Stagecoach Holdings 8.625% 11/15/09 ..............      610,000        517,864
 Sun Microsystems 7.65% 8/15/09 ...................      510,000        510,575
 United Health Care 6.60% 12/1/03 .................      665,000        635,028
 USA Waste Services 6.125% 7/15/01 ................      360,000        348,687
                                                                    -----------
 Total Corporate Bonds
  (cost $10,327,583) ..............................                   9,928,544
                                                                    -----------

 MORTGAGE-BACKED SECURITIES-12.33%
 Federal Home Loan Mortgage Corporation
  6.00% 3/1/11 ....................................      147,107        140,993
  7.00% 4/1/29 ....................................    1,158,514      1,119,052
 Federal National Mortgage Association
  6.00% 4/1/13 ....................................      580,072        554,513
  6.00% 5/1/13 ....................................      307,281        293,741
  7.00% 8/1/28 ....................................      392,381        378,402
  7.00% 12/1/28 ...................................      649,286        626,155
  7.00% 8/1/29 ....................................    1,084,252      1,047,997
  7.00% 2/1/30 ....................................    1,984,059      1,917,097
  7.50% 6/1/28 ....................................      287,327        283,107
  7.50% 10/1/29 ...................................    8,427,489      8,315,683
  8.00% 3/1/30 ....................................    1,072,331      1,077,358
  9.50% 6/1/19 ....................................       81,328         83,540
 Government National Mortgage
  Association 8.00% 04/15/30 ......................    1,328,197      1,343,554
                                                                    -----------
 Total Mortgage-Backed Securities
  (cost $17,498,184) ..............................                  17,181,192
                                                                    -----------

                                                       Principal        Market
                                                        Amount          Value
  U.S. GOVERNMENT AGENCY OBLIGATIONS-6.19%
  Federal National Mortgage Association
   5.75% 4/15/03 ..................................   $  620,000     $  601,154
   6.50% 8/15/04 ..................................    4,550,000      4,465,720
  +7.125% 2/15/05 .................................    1,300,000      1,305,769
  +7.125% 1/15/30 .................................      500,000        502,779
  +7.25% 1/15/10 ..................................    1,000,000      1,009,883
   7.375% 5/15/03 .................................      725,000        732,362
                                                                     ----------
  Total U.S. Government Agency
  Obligations (cost $8,611,484) ...................                   8,617,667
                                                                     ----------

  U.S. TREASURY OBLIGATIONS-6.09%
 +U.S. Treasury Bond 6.25% 5/15/30 ................    1,735,000      1,821,750
 +U.S. Treasury Note 6.50% 2/15/10 ................    4,860,000      5,020,876
#+U.S. Treasury Strip 6.478% 2/15/27 ..............    8,000,000      1,637,104
                                                                     ----------
  Total U.S. Treasury Obligations
   (cost $8,088,693) ..............................                   8,479,730
                                                                     ----------

  Certificate of Deposit-0.24%
  Bank of New York ................................      330,000        329,932
                                                                     ----------
  Total Certificate of Deposit
   (cost $329,972) ................................                     329,932
                                                                     ----------


                                                                      Balanced-2

Balanced Series
Statement of Net Assets (Continued)


                                                        Principal     Market
                                                         Amount       Value
Repurchase Agreements-5.69%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $1,602,000 U.S. Treasury Notes 5.875%
   due 11/15/04, market value $1,591,027
   and $1,032,000 U.S. Treasury Notes
   7.875% due 11/15/04, market
   value $1,103,922) ..............................    $2,639,000   $2,639,000
With PaineWebber 6.50% 7/3/00 (dated
   6/30/00, collateralized by $641,000
   U.S. Treasury Notes 5.25% due 5/31/01,
   market value $637,035 and $721,000
   U.S. Treasury Notes 6.125% due
   12/31/01, market value $717,666 and
   $506,000 U.S. Treasury Notes 6.25%
   due 10/31/01, market value $509,760
   and $801,000 U.S. Treasury Notes
   7.25% due 5/15/04, market
   value $833,776) ................................     2,644,000    2,644,000

                                                        Principal     Market
                                                         Amount       Value
Repurchase Agreements (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $721,000 U.S. Treasury Notes 4.50%
   due 9/30/00, market value $726,539 and
   $205,000 U.S. Treasury Notes 4.625%
   due 11/30/00, market value $204,888
   and $801,000 U.S. Treasury Notes
   11.875% due 11/15/03, market value
   $944,843 and $721,000 U.S. Treasury
   Notes 15.75% due 11/15/01, market
   value $821,638) ................................    $2,643,000   $2,643,000
                                                                    ----------
Total Repurchase Agreements
   (cost $7,926,000) ..............................                  7,926,000
                                                                    ----------


TOTAL MARKET VALUE OF SECURITIES-97.01% (COST $127,700,727) ..... $135,127,612

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.99% ...........    4,163,580
                                                                  ------------
NET ASSETS APPLICABLE TO 8,977,982 SHARES OUTSTANDING-100.00% ... $139,291,192
                                                                  ============
NET ASSET VALUE-BALANCED SERIES STANDARD CLASS
 ($139,286,042 / 8,977,650 SHARES) ..............................       $15.51
                                                                        ======
NET ASSET VALUE-BALANCED SERIES SEVICE CLASS
 ($5,150 / 332 SHARES) ..........................................       $15.51
                                                                        ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) .. $138,515,487
Undistributed net investment income .............................    1,244,097
Accumulated net realized loss on investments ....................   (7,895,277)
Net unrealized appreciation of investments ......................    7,426,885
                                                                  ------------
Total net assets ................................................ $139,291,192
                                                                  ============
----------------
* Non-income producing security for the period ended June 30, 2000.
+ Security is partially or fully on loan.
# Zero-coupon security as of June 30, 2000. The coupon shown is the effective yield.

                             See accompanying notes


                                                                      Balanced-3

Delaware Group Premium Fund-
Balanced Series
Statement of Operations
Six  Months Ended June 30, 2000
(Unaudited)


Investment Income:
Interest ..........................................   $ 2,069,025
Dividends .........................................       378,832
                                                      -----------
                                                        2,447,857
                                                      -----------

Expenses:
Management fees ...................................       476,555
Accounting and administration .....................        30,105
Custodian fees ....................................        26,882
Taxes (other than taxes on income) ................        22,234
Registration fees .................................        11,505
Reports and statements to shareholders ............         9,407
Dividend disbursing and transfer agent fees
   and expenses ...................................         7,332
Trustees' fees ....................................         2,817
Distribution expense-Service Class ................             1
Other .............................................         6,755
                                                      -----------
                                                          593,593
Less expenses paid indirectly .....................       (20,552)
                                                      -----------
Total expenses ....................................       573,041
                                                      -----------
Net Investment Income .............................     1,874,816
                                                      -----------
Net Realized and Unrealized Gain (Loss)
   on Investments:
Net realized loss on investments ..................    (8,089,245)
Net change in unrealized appreciation /
   depreciation of investments ....................     2,007,558
                                                      -----------
Net Realized and Unrealized Loss
   on Investments .................................    (6,081,687)
                                                      -----------
Net Decrease in Net Assets Resulting
   from Operations ................................   ($4,206,871)
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund -
Balanced Series
Statements of Changes in Net Assets

                                                      Six Months      Year
                                                     Ended 6/30/00    Ended
                                                      (Unaudited)    12/31/99
                                                     ------------- ------------

Increase (Decrease) In Net Assets
   From Operations:
Net investment income                                $  1,874,816  $  4,240,181
Net realized gain (loss) on investments                (8,089,245)    9,856,207
Net change in unrealized appreciation /
   depreciation of investments                          2,007,558   (30,081,326)
                                                     ------------  ------------
Net decrease in net assets resulting
   from operations                                     (4,206,871)  (15,984,938)
                                                     ------------  ------------

Distributions To Shareholders From:
Net investment income:
   Standard Class                                      (3,324,852)   (3,997,585)
   Service Class                                              (13)            -
Net realized gain on investments:
   Standard Class                                      (9,869,975)   (8,076,774)
   Service Class                                                -             -
                                                     ------------  ------------
                                                      (13,194,840)  (12,074,359)
                                                     ------------  ------------
Capital Share Transactions:
Proceeds from shares sold:
   Standard Class                                       1,011,035    22,178,765
   Service Class                                            4,999             -
Net asset value of shares issued upon
 reinvestment of distributions from net
 investment income and net realized gain
 on investments:
 Standard Class                                        13,194,826    12,074,359
 Service Class                                                 13             -
                                                     ------------  ------------
                                                       14,210,873    34,253,124
                                                     ------------  ------------
Cost of shares repurchased:
 Standard Class                                       (29,520,272)  (36,047,049)
 Service Class                                                  -             -
                                                     ------------  ------------
                                                      (29,520,272)  (36,047,049)
                                                     ------------  ------------
Decrease in net assets derived from capital
 share transactions                                   (15,309,399)   (1,793,925)
                                                     ------------  ------------
Net Decrease In Net Assets                            (32,711,110)  (29,853,222)
                                                     ------------  ------------

Net Assets:
Beginning of period                                   172,002,302   201,855,524
                                                     ------------  ------------
End of period                                        $139,291,192  $172,002,302
                                                     ============  ============

                             See accompanying notes



                                                                      Balanced-4

Delaware Group Premium Fund-Balanced Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                   Balanced Series Standard Class
                                                            Six Months
                                                         Ended 6/30/00(1)                 Year Ended December 31,
                                                            (Unaudited)     1999         1998        1997        1996        1995
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period ......................   $17.340     $20.040      $19.050     $16.640      $15.500     $12.680

Income (loss) from investment operations:
Net investment income(2) ..................................     0.200       0.408        0.349       0.435        0.530       0.509
Net realized and unrealized gain (loss) on investments ....    (0.557)     (1.958)       2.831       3.575        1.765       2.761
                                                              -------     -------       ------      ------       ------     -------
Total from investment operations ..........................    (0.357)     (1.550)       3.180       4.010        2.295       3.270
                                                              -------     -------       ------      ------       ------     -------
Less dividends and distributions:
Dividends from net investment income ......................    (0.371)     (0.380)      (0.420)     (0.530)      (0.500)     (0.450)
Distributions from net realized gain on investments .......    (1.102)     (0.770)      (1.770)     (1.070)      (0.655)       none
                                                              -------     -------       ------      ------       ------     -------
Total dividends and distributions .........................    (1.473)     (1.150)      (2.190)     (1.600)      (1.155)     (0.450)
                                                              -------     -------       ------      ------       ------     -------
Net asset value, end of period ............................   $15.510     $17.340      $20.040     $19.050      $16.640     $15.500
                                                              =======     =======      =======     =======      =======     =======

Total return ..............................................    (1.97%)     (7.85%)      18.62%      26.40%       15.91%      26.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $139,286    $172,002     $201,856    $127,675      $75,402     $63,215
Ratio of expenses to average net assets(3) ................     0.78%       0.74%        0.70%       0.67%        0.68%       0.69%
Ratio of net investment income to average net assets ......     2.56%       2.17%        2.20%       2.85%        3.56%       3.75%
Portfolio turnover ........................................      162%        107%          94%         67%          92%        106%

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended June 30, 2000 was based on the average shares outstanding method.
(3) Ratio for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.81%.

                             See accompanying notes



                                                                      Balanced-5

Delaware Group Premium Fund-Balanced Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                         Balanced Series Service Class
                                                                                    5/1/00(1)
                                                                                       to
                                                                                    6/30/00
                                                                                  (Unaudited)
                                                                                  -----------
Net asset value, beginning of period ............................................... $15.080

Income from investment operations:
Net investment income(2) ...........................................................   0.058
Net realized and unrealized gain on investments ....................................   0.412
                                                                                     -------
Total from investment operations ...................................................   0.470
                                                                                     -------

Less dividends and distributions:
Dividends from net investment income ...............................................  (0.040)
Distributions from net realized gain on investments ................................    none
                                                                                     -------
Total dividends and distributions ..................................................  (0.040)
                                                                                     -------

Net asset value, end of period ..................................................... $15.510
                                                                                     =======
Total return .......................................................................   3.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................................      $5
Ratio of expenses to average net assets(3) .........................................   0.93%
Ratio of net investment income to average net assets ...............................   2.41%
Portfolio turnover .................................................................    162%

-------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Ratio including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.96%.

                             See accompanying notes


                                                                      Balanced-6

Delaware Group Premium Fund-Balanced Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Balanced Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital. The Series invests primarily in common stocks of established companies believed to have potential for long-term capital growth and has at least 25 percent of its assets in various types of fixed income securities.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series will make distributions from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,696 for the period ended June 30, 2000. The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $18,856 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ended June 30, 2000.


                                                                      Balanced-7

Balanced Series
Notes to Financial Statements (Continued)

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                               Dividend disbursing
   Investment                                     transfer agent,
    management                                   accounting fees
  fee payable to                                and other expenses
       DMC                                        payable to DSC
  --------------                                -------------------
     $64,443                                           $5,720

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ......................................   $90,321,378
   Sales ..........................................  $129,798,838

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                                                                          Aggregate        Aggregate
                                                      Cost of             unrealized       unrealized        Net unrealized
                                                     investments         appreciation     depreciation        appreciation
                                                     -----------         ------------     ------------        ------------
                                                    $127,700,727         $11,928,963      ($4,502,078)         $7,426,885


4. Capital Shares
Transactions in capital shares were as follows:

                                                                                              Period               Year
                                                                                               ended               ended
                                                                                              6/30/00            12/31/99
                                                                                              -------            --------
Shares sold:
   Standard Class .......................................................................      63,948           1,185,181
   Service Class ........................................................................         331                   -

Shares issued upon reinvestment of distributions from net investment income and net realized gain on investments:
   Standard Class .......................................................................     857,288             677,710
   Service Class ........................................................................           1                   -
                                                                                           ----------          ----------
                                                                                              921,568           1,862,891
Shares repurchased:
   Standard Class .......................................................................  (1,860,919)         (2,020,042)
   Service Class ........................................................................           -                   -
                                                                                           ----------          ----------
                                                                                           (1,860,919)         (2,020,042)
                                                                                           ----------          ----------
Net decrease ............................................................................    (939,351)           (157,151)
                                                                                           ==========          ==========


                                                                      Balanced-8

Balanced Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

7. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2000, were as follows:

         Market value
        of securities                                Market value
           on loan                                   of collateral
        ------------                                 -------------
         $23,626,419                                  $23,871,182

Net income from securities lending activity for the period ended June 30, 2000, was $46,109 and is included in interest income on the Statement of Operations.





                                                                      Balanced-9

Delaware Group Premium Fund-Capital Reserves Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                        Principal     Market
                                                          Amount      Value
AGENCY OBLIGATIONS-16.58%
Federal Home Loan Mortgage Corporation
   7.00% 2/15/03 ..................................... $2,100,000  $2,102,505
Federal National Mortgage Association
   6.50% 8/15/04 .....................................  1,950,000   1,913,880
   7.125% 2/15/05 ....................................    860,000     863,817
                                                                   ----------
Total Agency Obligations
   (cost $4,880,011) .................................              4,880,202
                                                                   ----------

ASSET-BACKED SECURITIES-10.17%
California Infrastructure PG&E Series
   97-1 A4 6.16% 6/25/03 .............................    463,533     460,604
Discover Card Master Trust Series
   99-2 A 5.90% 10/15/04 .............................    670,000     655,796
NationsCredit Grantor Trust Series
   97-1 A 6.75% 8/15/13 ..............................    336,382     330,327
PECO Energy Transition Trust Series
   99-A A4 5.80% 3/1/07 ..............................    650,000     617,923
Philadelphia, Pennsylvania Authority For
   Industrial Development Tax Claim
   Revenue Class A 6.488% 6/15/04 ....................    344,849     321,357
Standard Credit Card Master Trust Series
   94-4 A 8.25% 11/7/03 ..............................    600,000     606,744
                                                                   ----------
Total Asset-Backed Securities
   (cost $3,075,377) .................................              2,992,751
                                                                   ----------

COLLATERALIZED MORTGAGE OBLIGATIONS-5.52%
Federal National Mortgage Association
   Whole Loan Series
   98-W3 A2 6.50% 7/25/28 ............................    404,762     395,781
Government National Mortgage Association
   Series 98-9 B 6.85% 12/20/25 ......................    765,000     737,973
Residential Accredit Loans Series
   98-QS9 A3 6.75% 7/25/28 ...........................    500,000     492,109
                                                                   ----------
Total Collateralized Mortgage
   Obligations (cost $1,677,648) .....................              1,625,863
                                                                   ----------

COMMERCIAL MORTGAGE-BACKED SECURITIES-5.43%
DLJ Commercial Mortgage Series
   99-CG1 A1B 6.46% 1/10/09 ..........................    890,000     830,481
Lehman Large Loan Series 97-LLI A1
   6.79% 6/12/04 .....................................    407,222     402,261
Nomura Asset Securities Series
   93-1 A1 6.68% 12/15/01 ............................    371,881     364,095
                                                                   ----------
Total Commercial Mortgage-Backed
   Securities (cost $1,630,277) ......................              1,596,837
                                                                   ----------

                                                         Principal    Market
                                                          Amount       Value
CORPORATE BONDS-27.28%
American Financial Group
   7.125% 4/15/09 ....................................   $250,000    $219,844
Banco Santander 6.50% 11/1/05 ........................    340,000     325,305
Consumers Energy 6.375% 2/1/08 .......................    335,000     301,851
Cox Communications 6.15% 8/1/03 ......................    375,000     356,252
Daimler Chrysler 6.90% 9/1/04 ........................    465,000     455,119
Deutsche Telekom International Financial
   8.00% 6/15/10 .....................................    550,000     555,578
Finova Capital 7.25% 11/8/04 .........................    845,000     744,996
Ford Motor Credit 7.50% 3/15/05 ......................    620,000     617,204
Morgan Stanley Dean Witter
   7.75% 6/15/05 .....................................    830,000     835,172
Osprey Trust 8.31% 1/15/03 ...........................    600,000     602,279
Safeway 7.00% 9/15/02 ................................    570,000     565,667
Sun Microsystems 7.65% 8/15/09 .......................    375,000     375,423
Tommy Hilfiger USA 6.85% 6/1/08 ......................    615,000     396,975
United Health Care 6.60% 12/1/03 .....................    625,000     596,831
USA Waste Services 6.125% 7/15/01 ....................    295,000     285,730
Worldcom 7.55% 4/1/04 ................................    795,000     794,551
                                                                   ----------
Total Corporate Bonds
   (cost $8,544,862) .................................              8,028,777
                                                                   ----------

MORTGAGE-BACKED SECURITIES-15.34%
Federal Home Loan Mortgage
   Corporation-Gold 7.00% 4/1/29 .....................    345,190     333,432
Federal National Mortgage Association
   7.00% 8/1/28 ......................................    324,141     312,593
   7.00% 11/1/28 .....................................    514,921     496,577
   7.00% 8/1/29 ......................................    399,461     386,104
   7.50% 6/1/28 ......................................    223,952     220,663
   7.50% 9/1/29 ......................................  1,469,807   1,449,597
   8.00% 3/1/30 ......................................    793,231     796,950
Government National Mortgage Association
   8.00% 4/15/30 .....................................    459,376     464,688
   12.00% 6/20/14 ....................................     22,928      25,666
   12.00% 3/20/15 ....................................     15,658      17,850
   12.00% 2/20/16 ....................................      7,967       8,962
                                                                   ----------
Total Mortgage-Backed Securities
   (cost $4,621,714) .................................              4,513,082
                                                                   ----------


                                                              Capital Reserves-1

Capital Reserves Series
Statement of Net Assets (Continued)


                                                        Principal     Market
                                                          Amount      Value
U.S. TREASURY OBLIGATIONS-16.97%
U.S. Treasury Notes
   5.50% 2/28/03 .....................................   $225,000    $220,219
   6.25% 8/31/02 .....................................    195,000     194,330
   6.50% 2/15/10 .....................................  3,250,000   3,357,582
   6.75% 5/15/05 .....................................  1,195,000   1,223,381
                                                                   ----------
Total U.S. Treasury Obligations
   (cost $4,903,556) .................................              4,995,512
                                                                   ----------

                                                         Principal    Market
                                                          Amount       Value
CERTIFICATES OF DEPOSIT-2.33%
Bank of New York 7.22% 5/9/01 ........................   $685,000    $684,860
                                                                   ----------
Total Certificates of Deposit
   (cost $684,941) ...................................                684,860
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-99.62% (COST $30,018,386) ................................  $29,317,884

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.38% .....................................      111,708
                                                                                             -----------

NET ASSETS APPLICABLE TO 3,175,998 SHARES OUTSTANDING-100.00% .............................  $29,429,592
                                                                                             ===========
NET ASSET VALUE-CAPITAL RESERVES SERIES STANDARD CLASS ($29,424,512 / 3,175,450 SHARES) ...        $9.27
                                                                                                   =====
NET ASSET VALUE-CAPITAL RESERVES SERIES SERVICE CLASS ($5,080 / 548 SHARES) ...............        $9.27
                                                                                                   =====
COMPONENTS ON NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) ............................  $32,795,468
Accumulated net realized loss on investments ..............................................   (2,665,374)
Net unrealized depreciation of investments ................................................     (700,502)
                                                                                             -----------
Total net assets ..........................................................................  $29,429,592
                                                                                             ===========


                             See accompanying notes




                                                              Capital Reserves-2

Delaware Group Premium Fund-
Capital Reserves Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:
Interest ....................................................  $1,102,460
                                                               ----------
                                                                1,102,460
                                                               ----------
EXPENSES:
Management fees .............................................      78,712
Reports and statements to shareholders ......................       8,004
Custodian fees ..............................................       6,861
Accounting and administration ...............................       6,465
Professional fees ...........................................       4,394
Dividend disbursing and transfer agent fees
   and expenses .............................................       1,332
Taxes (other than taxes on income) ..........................         360
Trustees' fees ..............................................         272
Distribution expense-Service Class ..........................           1
Other .......................................................       3,226
                                                               ----------
                                                                  109,627
Less expenses paid indirectly ...............................      (1,463)
                                                               ----------
Total expenses ..............................................     108,164
                                                               ----------

NET INVESTMENT INCOME .......................................     994,296
                                                               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ............................    (903,454)
Net change in unrealized appreciation /
   depreciation of investments ..............................     547,603
                                                               ----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ...........................................    (355,851)
                                                               ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................    $638,445
                                                               ==========

                             See accompanying notes

Delaware Group Premium Fund-
Capital Reserves Series
Statements of Changes in Net Assets


                                                        Six Months       Year
                                                      Ended 6/30/00      Ended
                                                       (Unaudited)     12/31/99
                                                       -----------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ................................   $994,296    $2,298,535
Net realized loss on investments .....................   (903,454)     (567,640)
Net change in unrealized appreciation /
   depreciation of investments .......................    547,603    (1,610,612)
                                                       ----------   -----------
Net increase in net assets
   resulting from operations .........................    638,445       120,283
                                                       ----------   -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ....................................   (994,243)   (2,298,535)
   Service Class .....................................        (53)            -
                                                       ----------   -----------
                                                         (994,296)   (2,298,535)
                                                       ----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ....................................  1,455,092     9,387,985
   Service Class .....................................      5,002             -
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   Standard Class ....................................  1,006,569     2,301,248
   Service Class .....................................         46             -
                                                       ----------   -----------
                                                        2,466,709    11,689,233
                                                       ----------   -----------
Cost of shares repurchased:
   Standard Class .................................... (9,382,351)  (14,521,380)
   Service Class .....................................          -             -
                                                       ----------   -----------
                                                       (9,382,351)  (14,521,380)
                                                       ----------   -----------
Decrease in net assets derived from capital
   share transactions ................................ (6,915,642)   (2,832,147)
                                                       ----------   -----------

DECREASE IN NET ASSETS ............................... (7,271,493)   (5,010,399)
                                                       ----------   -----------

NET ASSETS:
Beginning of period .................................. 36,701,085    41,711,484
                                                       ----------   -----------
End of period ........................................$29,429,592   $36,701,085
                                                       ==========   ===========

                             See accompanying notes



                                                              Capital Reserves-3

Delaware Group Premium Fund-Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                Capital Reserves Series Standard Class
                                                            Six Months
                                                               Ended
                                                             6/30/00(1)                      Year Ended December 31,
                                                            (Unaudited)     1999         1998        1997         1996        1995
                                                            ----------------------------------------------------------------------
Net asset value, beginning of period .......................   $9.360      $9.880       $9.790      $9.690       $9.930      $9.300

Income (loss) from investment operations:
Net investment income ......................................    0.291       0.546        0.556       0.613        0.623       0.643
Net realized and unrealized gain (loss) on investments .....   (0.090)     (0.520)       0.090       0.100       (0.240)      0.630
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.201       0.026        0.646       0.713        0.383       1.273
                                                              -------     -------      -------     -------      -------     -------

Less dividends:
Dividends from net investment income .......................   (0.291)     (0.546)      (0.556)     (0.613)      (0.623)     (0.643)
                                                              -------     -------      -------     -------      -------     -------
Total dividends ............................................   (0.291)     (0.546)      (0.556)     (0.613)      (0.623)     (0.643)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................   $9.270      $9.360       $9.880      $9.790       $9.690      $9.930
                                                              =======     =======      =======     =======      =======     =======

Total return ...............................................    2.20%       0.28%        6.78%       7.60%        4.05%      14.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................  $29,425     $36,701      $41,711     $29,177      $27,768     $27,935
Ratio of expenses to average net assets(2) .................    0.69%       0.79%        0.79%       0.75%        0.72%       0.71%
Ratio of net investment income to average net assets .......    6.32%       5.68%        5.62%       6.31%        6.43%       6.64%
Portfolio turnover .........................................     174%        129%         166%        120%         122%        145%

-------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Ratio for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.70%.

                             See accompanying notes




                                                              Capital Reserves-4

Delaware Group Premium Fund-Capital Reserves Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                           Capital Reserves Series
                                                                                Service Class
                                                                                   5/1/00(1)
                                                                                      to
                                                                                   6/30/00
                                                                                 (Unaudited)
                                                                                 -----------
Net asset value, beginning of period ...........................................   $9.210

Income from investment operations:
Net investment income ..........................................................    0.097
Net realized and unrealized gain on investments ................................    0.060
                                                                                   ------
Total from investment operations ...............................................    0.157
                                                                                   ------

Less dividends:
Dividends from net investment income ...........................................   (0.097)
                                                                                   ------
Total dividends ................................................................   (0.097)
                                                                                   ------
Net asset value, end of period .................................................   $9.270
                                                                                   ======
Total return ...................................................................    1.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ........................................      $5
Ratio of expenses to average net assets(2)......................................   0.84%
Ratio of net investment income to average net assets ...........................   6.17%
Portfolio turnover .............................................................    174%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratio including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.85%.

                             See accompanying notes





                                                              Capital Reserves-5

Delaware Group Premium Fund-Capital Reserves Series
Notes to Financial Statements
June  30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Capital Reserves Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. It attempts to achieve its objective by investing in short- and intermediate-term securities including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, instruments secured by U.S. government securities and debt securities issued by U.S. corporations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $364 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $1,099 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.50% of the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ended June 30, 2000.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

                                                              Capital Reserves-6

Capital Reserves Series
Notes to Financial Statements (Continued)


On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing                    Other
   Investment               transfer agent,                      expenses
   management               accounting fees                      payable
 fee payable to            and other expenses                    to DMC
      DMC                    payable to DSC                  and affiliates
 --------------            -------------------               --------------
   $12,205                       $1,048                            $351

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ................................         $27,104,996
   Sales ....................................         $33,983,724

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                                               Aggregate                 Aggregate
                            Cost of           unrealized                 unrealized            Net unrealized
                          investments        appreciation               depreciation            depreciation
                          -----------        ------------               ------------            ------------
                          $30,018,386           $126,051                  ($826,553)               ($700,502)


For federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

                                          Year of Expiration
                              2002               2004                        2007                     Total
                              ----               ----                        ----                     -----
                            $884,453           $292,208                    $543,334                $1,719,995

4. Capital Shares
Transactions in capital shares were as follows:

                                                                                     Period       Year
                                                                                      Ended      Ended
                                                                                     6/30/00    12/31/99
                                                                                    ---------  ---------
Shares sold:
   Standard Class ..............................................................     157,411     975,002
   Service Class ...............................................................         543           -

Shares issued upon reinvestment of dividends from net investment income:
   Standard Class ..............................................................     108,697     239,847
   Service Class ...............................................................           5           -
                                                                                  ----------   ---------
                                                                                     266,656   1,214,849
Shares repurchased:
   Standard Class ..............................................................  (1,011,424) (1,516,970)
   Service Class ...............................................................           -           -
                                                                                  ----------   ---------
                                                                                  (1,011,424) (1,516,970)
                                                                                  ----------   ---------
Net decrease ...................................................................    (744,768)   (302,121)
                                                                                  ==========   =========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

                                                              Capital Reserves-7

Delaware Group Premium Fund-Cash Reserve Series
Statement of Net Assets
June 30, 2000 (Unaudited)
                                                        Principal      Market
                                                         Amount        Value
COMMERCIAL PAPER-71.32%
Financial Services-32.01%
Allianz of America
   6.13% 7/6/00 ...................................... $1,000,000   $ 999,149
   6.58% 8/8/00 ......................................  1,000,000     993,054
GE Capital International Funding
   6.67% 8/25/00 .....................................  2,000,000   1,979,619
HD Real Estate Funding
   6.78% 11/21/00 ....................................  2,000,000   1,946,137
ING America 6.10% 7/10/00 ............................  1,500,000   1,497,713
Leland Stran Jr 6.64% 8/21/00 ........................  2,000,000   1,981,187
Metlife Funding 6.63% 8/10/00 ........................  1,500,000   1,488,950
Motorola Credit 6.54% 8/18/00 ........................    700,000     693,896
Swiss Re Financial 6.60% 9/8/00 ......................  2,000,000   1,974,700
USAA Capital 6.51% 7/5/00 ............................  2,000,000   1,998,553
                                                                  -----------
                                                                   15,552,958
                                                                  -----------
INDUSTRIAL-15.21%
Clorox Company 6.08% 7/10/00 .........................  2,000,000   1,996,960
Henkel 6.02% 8/9/00 ..................................  2,000,000   1,986,957
New York Times 6.58% 7/26/00 .........................  1,413,000   1,406,543
Pharmacia 6.95% 7/5/00 ...............................  2,000,000   1,998,456
                                                                  -----------
                                                                    7,388,916
                                                                  -----------
MORTGAGE BANKERS & Brokers-24.10%
Bear Stearns 6.60% 7/17/00 ...........................  2,000,000   1,994,124
Credit Suisse First Boston
   6.07% 8/23/00 .....................................  1,000,000     991,064
Goldman Sachs 6.50% 7/17/00 ..........................  1,000,000     997,111
Merrill Lynch 6.58% 7/24/00 ..........................  2,000,000   1,991,592
Morgan Stanley Group 6.66% 9/5/00 ....................  2,500,000   2,469,475
Svenska Handelsbanken
   6.20% 9/29/00 .....................................  2,300,000   2,264,350
Westpac Trust 6.87% 7/3/00 ...........................  1,000,000     999,618
                                                                   11,707,334
                                                                  -----------
Total Commercial Paper ...............................             34,649,208
                                                                  -----------

                                                        Principal      Market
                                                          Amount        Value
CERTIFICATES OF DEPOSIT-17.20%
   Bank of New York 7.22% 5/9/01 .....................  $ 355,000   $ 354,971
   Bank One National Illinois
   6.99% 11/22/00 ....................................  2,000,000   2,000,000
   Harris Trust & Savings 6.57% 7/6/00 ...............  2,000,000   2,000,000
   Northern Trust Company 6.36% 8/31/00 ..............  2,000,000   2,000,121
   Wilmington Trust 6.68% 8/9/05 .....................  2,000,000   2,000,000
                                                                  -----------
   Total Certificates of Deposit .....................              8,355,092
                                                                  -----------

*FLOATING RATE NOTES-12.35%
   AT&T 6.24% 7/31/00 ................................  1,000,000     999,987
   Bank of America 6.65% 4/27/01 .....................  2,000,000   2,000,000
   Emerson Electric 6.62% 6/6/01 .....................  2,000,000   2,000,000
   Goldman Sachs 7.11% 9/18/00 .......................  1,000,000   1,000,338
                                                                  -----------
   Total Floating Rate Notes .........................              6,000,325
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES -100.87% (COST $49,004,625)** ..............................  $49,004,625

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.87%) .....................................     (422,488)
                                                                                               -----------

NET ASSETS APPLICABLE TO 4,858,214 SHARES OUTSTANDING-100.00% ...............................  $48,582,137
                                                                                               ===========

NET ASSET VALUE-CASH RESERVE SERIES STANDARD CLASS ($48,577,096 / 4,857,710 SHARES) .........       $10.00
                                                                                                    ======

NET ASSET VALUE-CASH RESERVE SERIES SERVICE CLASS ($5,041 / 504 SHARES) .....................       $10.00
                                                                                                    ======

* Floating Rate Notes-The interest rate shown is the rate as of June 30, 2000 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
**Also the cost for federal income tax purposes.

                             See accompanying notes

                                                                  Cash Reserve-1

Delaware Group Premium Fund-
Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:
Interest ........................................................... $1,632,455
                                                                     ----------
                                                                      1,632,455
                                                                     ----------

EXPENSES:
Management fees ....................................................    118,852
Custodian fees .....................................................     15,411
Accounting and administration ......................................     10,746
Reports and statements to shareholders .............................      2,700
Professional fees ..................................................      2,600
Dividend disbursing and transfer agent
   fees and expenses ...............................................      2,330
Taxes (other than taxes on income) .................................      2,270
Trustees' fees .....................................................        962
Registration fees ..................................................        600
Distribution expense-Service Class .................................          1
Other ..............................................................      2,581
                                                                     ----------
                                                                        159,053

Less expenses paid indirectly ......................................     (1,022)
                                                                     ----------
Total expenses .....................................................    158,031
                                                                     ----------

NET INVESTMENT INCOME ..............................................  1,474,424
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................................. $1,474,424
                                                                     ==========

                             See accompanying notes

Delaware Group Premium Fund-
Cash Reserve Series
Statements of Changes in Net Assets

                                                      Six Months         Year
                                                     Ended 6/30/00      Ended
                                                      (Unaudited)      12/31/99
                                                     -------------    ---------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................     $ 1,474,424   $ 2,500,077
                                                     ------------  ------------
Net increase in net assets resulting
   from operations ..............................       1,474,424     2,500,077
                                                     ------------  ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................      (1,474,376)   (2,500,077)
   Service Class ................................             (48)            -
                                                     ------------  ------------
                                                       (1,474,424)   (2,500,077)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................     121,798,112   170,410,782
   Service Class ................................           5,000             -
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income
   Standard Class ...............................       1,481,012     2,476,890
   Service Class ................................              41             -
                                                     ------------  ------------
                                                      123,284,165   172,887,672
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ...............................    (132,122,824) (158,359,931)
   Service Class ................................               -            -
                                                     ------------  ------------
                                                     (132,122,824) (158,359,931)
                                                     ------------  ------------

Increase (decrease) in net assets derived
   from capital share transactions ..............      (8,838,659)   14,527,741
                                                     ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS ................................      (8,838,659)   14,527,741
                                                     ------------  ------------

NET ASSETS:
Beginning of period .............................      57,420,796    42,893,055
                                                     ------------  ------------
End of period ...................................    $ 48,582,137  $ 57,420,796
                                                     ============  ============

                             See accompanying notes



                                                                  Cash Reserve-2

Delaware Group Premium Fund-Cash Reserve Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                   Cash Reserve Series Standard Class
                                                             Six Months
                                                               Ended                     Year Ended December 31,
                                                             6/30/00(1)
                                                            (Unaudited)     1999        1998         1997        1996         1995
                                                            ----------------------------------------------------------------------
Net asset value, beginning of period ...................      $10.000     $10.000      $10.000     $10.000      $10.000     $10.000

Income from investment operations:
Net investment income ..................................        0.278       0.471        0.497       0.497        0.482       0.535
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .......................        0.278       0.471        0.497       0.497        0.482       0.535
                                                              -------     -------      -------     -------      -------     -------

Less dividends:
Dividends from net investment income ...................       (0.278)     (0.471)      (0.497)     (0.497)      (0.482)     (0.535)
                                                              -------     -------      -------     -------      -------     -------
Total dividends ........................................       (0.278)     (0.471)      (0.497)     (0.497)      (0.482)     (0.535)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period .........................      $10.000     $10.000      $10.000     $10.000      $10.000     $10.000
                                                              =======     =======      =======     =======      =======     =======

Total return ...........................................        2.81%       4.81%        5.08%       5.10%        4.93%       5.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................      $48,577     $57,421      $42,893     $30,711      $26,479     $16,338
Ratio of expenses to average net assets ................        0.60%       0.56%        0.59%       0.64%        0.61%       0.62%
Ratio of net investment income to average net assets ...        5.58%       4.72%        4.96%       4.98%        4.82%       5.35%

------------
(1) Ratios have been annualized and total return has not been annualized.

See accompanying notes



                                                                  Cash Reserve-3

Delaware Group Premium Fund-Cash Reserve Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                             Cash Reserve Series Service Class
                                                                       5/1/00(1)
                                                                          to
                                                                       6/30/00
                                                                     (Unaudited)
                                                                     -----------
Net asset value, beginning of period ............................      $10.000

Income from investment operations:
Net investment income ...........................................        0.094
                                                                       -------
Total from investment operations ................................        0.094
                                                                       -------
Less dividends:
Dividends from net investment income ............................       (0.094)
                                                                       -------
Total dividends .................................................       (0.094)
                                                                       -------
Net asset value, end of period ..................................      $10.000
                                                                       =======

Total return ....................................................        0.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .........................           $5
Ratio of expenses to average net assets .........................        0.75%
Ratio of net investment income to average net assets ............        5.43%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                  Cash Reserve-4

Delaware Group Premium Fund-Cash Reserve Series
Notes to Financial Statements
June 30, 2000 (Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Cash Reserve Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income while preserving principal and maintaining liquidity by investing its assets in a diversified portfolio of money market securities and managing the Series to maintain a constant net asset value of $10 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $611 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $411 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.45% of the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ended June 30, 2000.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

                                                                  Cash Reserve-5

Cash Reserve Series
Notes to Financial Statements (Continued)

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                                 Dividend disbursing
     Investment                                     transfer agent,
     management                                     accounting fees
   fee payable to                                 and other expenses
        DMC                                         payable to DSC
   --------------                                --------------------
      $19,104                                           $2,179

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Capital Shares
Transactions in capital shares were as follows:

                                                       Six Months      Year
                                                          Ended        Ended
                                                         6/30/00     12/31/99
                                                       ----------   ----------
Shares sold:
   Standard Class ..................................   12,179,811   17,041,078
   Service Class ...................................          500            -

Shares issued upon reinvestment of dividends
 from net investment income:
   Standard Class ..................................      148,101      247,689
   Service Class ...................................            4            -
                                                      -----------  -----------
                                                       12,328,416   17,288,767
Shares repurchased:
   Standard Class ..................................  (13,212,282) (15,835,993)
   Service Class ...................................            -            -
                                                      -----------  -----------
                                                      (13,212,282) (15,835,993)
                                                      -----------  -----------
Net increase (decrease) ............................     (883,866)   1,452,774
                                                      ===========  ===========

4. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Series.

                                                                  Cash Reserve-6

Delaware Group Premium Fund-Convertible Securities Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                        Principal     Market
                                                          Amount      Value
   CONVERTIBLE BONDS-35.82%
   Automobiles & Automotive Parts-3.10%
   Magna International 4.875% 2/15/05 ................   $175,000  $  158,813
   Tower Automotive 5.00% 8/1/04 .....................    200,000     154,750
                                                                   ----------
                                                                      313,563
                                                                   ----------
   Banking, Finance & Insurance-1.30%
   Bell Atlantic Financial Services
    5.75% 4/1/03 .....................................    135,000     130,976
                                                                   ----------
                                                                      130,976
                                                                   ----------
   Cable, Media & Publishing-4.67%
   Clear Channel Communications
    1.50% 12/1/02 ....................................    300,000     293,625
 **Jacor Communications 4.625% 2/9/18 ................    300,000     177,750
                                                                   ----------
                                                                      471,375
                                                                   ----------
   Computers & Technology-14.98%
   Amazon.com 4.75% 2/1/09 ...........................    155,000      98,038
   Mercury Interactive 4.75% 7/1/07 ..................    175,000     175,000
   National Data 5.00% 11/1/03 .......................    200,000     166,000
 **Network Associates 4.127% 2/13/18 .................    220,000      78,375
 **Network Associates 4.628% 2/13/18 .................    300,000     106,875
   Rational Software 5.00% 2/1/07 ....................    175,000     260,969
   Siebel Systems 5.50% 9/15/06 ......................    175,000     627,375
                                                                   ----------
                                                                    1,512,632
                                                                   ----------
   Consumer Products-2.05%
   Devon Energy 4.95% 8/15/08 ........................    215,000     206,938
                                                                   ----------
                                                                      206,938
                                                                   ----------
   Food, Beverage & Tobacco-1.05%
 **Whole Foods Market 4.93% 3/2/18 ...................    300,000     106,500
                                                                   ----------
                                                                      106,500
                                                                   ----------
   Industrial Machinery-1.17%
   Thermo Fibertek 4.50% 7/15/04 .....................    140,000     118,300
                                                                   ----------
                                                                      118,300
                                                                   ----------
   Metals & Mining-1.86%
   MascoTech 4.50% 12/15/03 ..........................    250,000     187,813
                                                                   ----------
                                                                      187,813
                                                                   ----------
   Telecommunications-5.64%
   Allied Riser 7.50% 6/15/07 ........................    240,000     240,000
   Level Three Communications
    6.00% 9/15/09 ....................................    100,000     148,875
   Level Three Communications
    6.00% 3/15/10 ....................................    200,000     181,000
                                                                   ----------
                                                                      569,875
                                                                   ----------
   Total Convertible Bonds
    (cost $3,281,576)                                               3,617,972
                                                                   ----------
                                                         Number of
                                                           Shares
   COMMON STOCK-18.83%
   Automobiles & Automotive Parts-1.78%
   General Motors ....................................      3,100     179,994
                                                                   ----------
                                                                      179,994
                                                                   ----------
   Energy-4.10%
   Exxon Mobil .......................................      5,272     413,852
                                                                   ----------
                                                                      413,852
                                                                   ----------
   Leisure, Lodging & Entertainment-2.40%
   Starwood Hotels & Resorts
    Worldwide ........................................      7,500     242,344
                                                                   ----------
                                                                      242,344
                                                                   ----------

                                                          Number of   Market
                                                           Shares     Value
   COMMON STOCK (Continued)
   Real Estate-10.45%
   Equity Office Properties Trust ....................      4,600  $  126,788
   Grove Property Trust ..............................     26,200     425,750
   Public Storage ....................................     10,400     243,750
   SL Green Realty ...................................      9,700     259,475
                                                                   ----------
                                                                    1,055,763
                                                                   ----------
   Telecommunications-0.10%
  *Winstar Communications ............................        303      10,267
                                                                   ----------
                                                                       10,267
                                                                   ----------
   Total Common Stock
    (cost $1,699,755) ................................              1,902,220
                                                                   ----------

   CONVERTIBLE PREFERRED STOCKS-41.58%
   Banking, Finance & Insurance-9.23%
   American General Series A 6.00% ...................      2,500     195,000
   American Heritage Life
    Investment 8.50% .................................      4,100     336,713
   National Australia Bank Units 7.85% ...............      5,500     155,719
   Sovereign Capital Trust II 7.50% ..................      5,000     245,000
                                                                   ----------
                                                                      932,432
                                                                   ----------
   Buildings & Materials-3.39%
   Kaufman and Broad Homes 8.25% .....................     33,000     214,500
   Georgia-Pacific PEPS 7.50% ........................      4,000     128,000
                                                                   ----------
                                                                      342,500
                                                                   ----------
   Cable, Media & Publishing-4.85%
   Cox Communications PRIDES 7.00% ...................      5,800     356,338
   Tribune 6.25% .....................................      8,000     134,000
                                                                   ----------
                                                                      490,338
                                                                   ----------
   Computers & Technology-8.90%
  *Maxtor DECS 7.00% .................................     47,000     487,625
  *Metromedia Fiber Networks
    DECS 6.25% .......................................      6,000     411,750
                                                                   ----------
                                                                      899,375
                                                                   ----------
   Paper & Forest Products-0.94%
   International Paper 5.25% .........................      2,500      94,688
                                                                   ----------
                                                                       94,688
                                                                   ----------
   Real Estate-5.83%
   General Growth Properties 7.25% ...................      7,400     160,950
   Kimco Realty 7.50% ................................      5,900     154,506
   Reckson Associates Realty 7.625% ..................     12,300     272,906
                                                                   ----------
                                                                      588,362
                                                                   ----------
   Telecommunications-2.57%
   Winstar Communications PIK 7.00% ..................      4,600     259,900
                                                                   ----------
                                                                      259,900
                                                                   ----------
   Transportation-1.75%
   Union Pacific Capital Trust 6.25% .................      4,500     176,625
                                                                   ----------
                                                                      176,625
                                                                   ----------
   Utilities-4.12%
   Houston Industries 7.00% ..........................      1,500     186,563
   Texas Utilities 9.25% .............................      5,900     229,363
                                                                   ----------
                                                                      415,926
                                                                   ----------
   Total Convertible Preferred Stocks
    (cost $4,028,339) ................................              4,200,146
                                                                   ----------


                                                        Convertible Securities-1

Convertible Securities Series
Statement of Net Assets (Continued)

                                                         Number of     Market
                                                           Shares      Value
   WARRANTS-0.28%
  *Cendant Rights ....................................      3,400     $28,688
                                                                      -------
   Total Warrants
    (cost $0) ........................................                 28,688
                                                                      -------
                                                         Principal
                                                          Amount
   REPURCHASE AGREEMENTS-4.95%
    With J.P. Morgan Securities 6.40% 7/3/00
     (dated 6/30/00, collateralized by
     $101,000 U.S. Treasury Notes
     5.875% due 11/15/04, market value
     $100,368 and $65,100 U.S. Treasury
     Notes 7.875% due 11/15/04,
     market value $69,639) ...........................   $166,500     166,500
   With PaineWebber 6.50% 7/3/00
    (dated 6/30/00, collateralized by
    $40,400 U.S. Treasury Notes 5.25%
    due 5/31/01, market value $40,186
    and $32,000 U.S. Treasury Notes
    6.25% due 10/31/01, market
    value $32,157 and $45,500 U.S.
    Treasury Notes 6.125% due
    12/31/01, market value
    $45,273 and $50,500 U.S.
    Treasury Notes 7.25% due
    5/15/04, market value $52,598) ...................    166,700     166,700
   With Prudential Securities 6.50% 7/3/00
    (dated 6/30/00, collateralized by
    $45,500 U.S. Treasury Notes 4.50%
    due 9/30/00, market value $45,833
    and $13,000 U.S. Treasury Notes
    4.625% due 11/30/00, market
    value $12,925 and $45,500
    U.S. Treasury Notes 15.75% due
    11/15/01, market value
    $51,832 and $50,500 U.S. Treasury
    Notes 11.875% due 11/15/03,
    market value $59,604) ............................    166,800     166,800
                                                                     --------
   Total Repurchase Agreements
    (cost $500,000) ..................................                500,000
                                                                     --------

TOTAL MARKET VALUE OF SECURITIES-101.46% (cost $9,509,670) .................................. $10,249,026

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.46%) .....................................    (147,919)
                                                                                              -----------
NET ASSETS APPLICABLE TO 858,453 SHARES OUTSTANDING-100.00% ................................. $10,101,107
                                                                                              ===========
NET ASSET VALUE-CONVERTIBLE SECURITIES SERIES STANDARD CLASS ($10,096,000/858,019 SHARES) ...      $11.77
                                                                                                   ======
NET ASSET VALUE-CONVERTIBLE SECURITIES SERIES SERVICE CLASS ($5,107/434 SHARES) .............      $11.77
                                                                                                   ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) .............................. $ 9,466,640
Undistributed net investment income .........................................................     243,365
Accumulated net realized loss on investments ................................................    (348,254)
Net unrealized appreciation of investments ..................................................     739,356
                                                                                              -----------
Total net assets ............................................................................ $10,101,107
                                                                                              ===========

---------------
 * Non-income producing security for the period ended June 30, 2000.
** Zero coupon security as of June 30, 2000. The interest rate shown is the effective yield.

   Summary of Abbreviations:
   DECS-Dividend Enhanced Convertible Stock
   PEPS-Premium Equity Participating Securities
   PIK-Payment in Kind
   PRIDES-Preferred Redeemable Increased Dividend Securities

                             See accompanying notes

                                                        Convertible Securities-2

Delaware Group Premium Fund-
Convertible Securities Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:
Dividends ............................................  $ 182,376
Interest .............................................     92,569
                                                        ---------
                                                          274,945
                                                        ---------

EXPENSES:
Management fees ......................................     37,269
Accounting and administration ........................      2,028
Reports and statements to shareholders ...............        468
Dividend disbursing and transfer agent
   fees and expenses .................................        319
Custodian fees .......................................        280
Trustees' fees .......................................        254
Registration fees ....................................        150
Distribution expense-Service Class ...................          1
Other ................................................        113
                                                        ---------
                                                           40,882

Less expenses paid indirectly ........................       (225)
                                                        ---------
Total expenses .......................................     40,657
                                                        ---------

NET INVESTMENT INCOME ................................    234,288
                                                        ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments .....................     91,755
Net change in unrealized appreciation /
   depreciation of investments .......................    300,814
                                                        ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ....................................    392,569
                                                        ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................  $ 626,857
                                                        =========

                             See accompanying notes

Delaware Group Premium Fund-
Convertible Securities Series
Statements of Changes in Net Assets

                                                        Six Months
                                                          Ended        Year
                                                         6/30/00       Ended
                                                       (Unaudited)   12/31/99
                                                      -----------  ----------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................   $   234,288  $  406,857
Net realized gain on investments ..................        91,755       4,848
Net change in unrealized appreciation /
   depreciation of investments ....................       300,814     213,388
                                                      -----------  ----------
Net increase in net assets
   resulting from operations ......................       626,857     625,093
                                                      -----------  ----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .................................      (395,429)   (292,545)
   Service Class ..................................             -           -
                                                      -----------  ----------
                                                         (395,429)   (292,545)
                                                      -----------  ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................       970,674   2,813,309
   Service Class ..................................         5,000           -
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   Standard Class .................................       395,429     292,545
   Service Class ..................................             -           -
                                                      -----------  ----------
                                                        1,371,103   3,105,854
                                                      -----------  ----------
Cost of shares repurchased:
   Standard Class .................................    (1,137,941) (1,934,838)
   Service Class ..................................             -           -
                                                      -----------  ----------
                                                       (1,137,941) (1,934,838)
                                                      -----------  ----------
Increase in net assets derived from
   capital share transactions .....................       233,162   1,171,016
                                                      -----------  ----------

NET INCREASE IN NET ASSETS ........................       464,590   1,503,564
                                                      -----------  ----------

NET ASSETS:
Beginning of period ...............................     9,636,517   8,132,953
                                                      -----------  ----------
End of period .....................................   $10,101,107  $9,636,517
                                                      ===========  ==========

                             See accompanying notes



                                                        Convertible Securities-3

Delaware Group Premium Fund-Convertible Securities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Convertible Securities Series Standard Class
                                                                       Six Months                            5/1/97(2)
                                                                    Ended 6/30/00(1) Year Ended December 31,   to
                                                                      (Unaudited)      1999        1998      12/31/97
                                                                    ---------------------------------------------------
Net asset value, beginning of period ................................   $11.490     $11.160      $11.660     $10.000

Income (loss) from investment operations:
Net investment income(3) ............................................     0.279       0.493        0.386       0.318
Net realized and unrealized gain (loss) on investments ..............     0.466       0.247       (0.511)      1.342
                                                                        -------     -------      -------     -------
Total from investment operations ....................................     0.745       0.740       (0.125)      1.660
                                                                        -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income(2) .............................    (0.465)     (0.410)      (0.305)       none
Distributions from net realized gain on investments .................      none        none       (0.070)       none
                                                                        -------     -------      -------     -------
Total dividends and distributions ...................................    (0.465)     (0.410)      (0.375)       none
                                                                        -------     -------      -------     -------

Net asset value, end of period ......................................   $11.770     $11.490      $11.160     $11.660
                                                                        =======     =======      =======     =======

Total return ........................................................     6.48%       6.97%       (1.17%)     16.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............................   $10,096      $9,637       $8,133      $3,921
Ratio of expenses to average net assets .............................     0.82%       0.83%        0.82%       0.80%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly .....................................     0.82%       0.83%        0.82%       2.30%
Ratio of net investment income to average net assets ................     4.74%       4.64%        4.78%       5.68%
Ratio of net investment income to average net assets prior to expense
   limitation and expenses paid indirectly ..........................     4.74%       4.64%        4.78%       4.18%
Portfolio turnover ..................................................       39%         35%          77%        209%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.

                             See accompanying notes



                                                        Convertible Securities-4

Delaware Group Premium Fund-Convertible Securities Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout the period was as follows:

                                                          Convertible Securities Series Service Class
                                                                        5/1/00(1)
                                                                           to
                                                                        6/30/00
                                                                      (Unaudited)
                                                                      -----------
Net asset value, beginning of period ................................   $11.520

Income from investment operations:
Net investment income(2) ............................................     0.089
Net realized and unrealized gain on investments .....................     0.161
                                                                        -------
Total from investment operations ....................................     0.250
                                                                        -------

Less dividends and distributions:
Dividends from net investment income ................................      none
Distributions from net realized gain on investments .................      none
                                                                        -------
Total dividends and distributions ...................................      none
                                                                        -------

Net asset value, end of period ......................................   $11.770
                                                                        =======

Total return .......................................................      2.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................         $5
Ratio of expenses to average net assets ............................      0.97%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...........................      0.97%
Ratio of net investment income to average net assets ...............      4.59%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly ..........      4.59%
Portfolio turnover .................................................        39%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                             See accompanying notes



                                                        Convertible Securities-5

Delaware Group Premium Fund-Convertible Securities Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Convertible Securities Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high level of total return through a combination of capital appreciation and current income. It seeks to achieve this objective by investing primarily in preferred stocks, fixed-income securities or other securities that can be converted into common stock.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $114 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $111 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million, and 0.60% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ended June 30, 2000.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.


                                                        Convertible Securities-6

Convertible Securities Series
Notes to Financial Statements (Continued)


Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                                    Dividend disbursing
       Investment                                     transfer agent,
       management                                     accounting fees
     fee payable to                                 and other expenses
          DMC                                         payable to DSC
     --------------                                 -------------------
        $6,237                                             $510

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases                                            $1,851,269
   Sales                                                $2,039,938

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
     Cost of            unrealized          unrealized       Net unrealized
   investments         appreciation        depreciation       appreciation
   -----------         ------------        ------------      --------------
   $9,509,670           $1,449,052          ($709,696)          $739,356

For federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

     Year of
   expiration
      2006
   ----------
    $415,439

4. Capital Shares
Transactions in capital shares were as follows:

                                                           Period       Year
                                                            Ended       Ended
                                                           6/30/00     12/31/99
                                                           -------     --------
Shares sold:
   Standard Class ....................................     83,578       258,217
   Service Class .....................................        434             -

Shares issued upon reinvestment of dividends
from net investment income:
   Standard Class ....................................     33,596        27,782
   Service Class .....................................          -             -
                                                         --------      --------
                                                          117,608       285,999
Shares repurchased:
   Standard Class ....................................    (97,931)     (175,771)
   Service Class .....................................          -             -
                                                         --------      --------
                                                          (97,931)     (175,771)
                                                         --------      --------
Net increase .........................................     19,677       110,228
                                                         ========      ========


                                                        Convertible Securities-7

Convertible Securities Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.


                                                        Convertible Securities-8

Delaware Group Premium Fund-Devon Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Number         Market
                                                       of Shares        Value
 COMMON STOCK-97.37%
 Aerospace & Defense-2.69%
 Honeywell International ........................        21,587      $  727,212
 United Technologies ............................        13,200         777,150
                                                                    -----------
                                                                      1,504,362
                                                                    -----------
 Banking, Finance & Insurance-16.50%
 American International Group ...................         4,906         576,455
 Axa Financial ..................................        15,500         527,000
 Bank of New York ...............................        15,800         734,700
 Capital One Financial ..........................         8,800         392,700
 Chase Manhattan ................................        15,200         700,150
 Citigroup ......................................        18,000       1,084,500
 Federal Home Loan ..............................        33,300       1,348,650
 Fleet Boston Financial .........................        36,000       1,224,000
 MBNA ...........................................        66,500       1,803,813
 Wells Fargo ....................................        21,400         829,250
                                                                    -----------
                                                                      9,221,218
                                                                    -----------
 Cable, Media & Publishing-4.14%
 Gannett ........................................        22,300       1,333,819
 Knight-Ridder ..................................        18,400         978,650
                                                                    -----------
                                                                      2,312,469
                                                                    -----------
 Chemicals-1.65%
 Avery Dennison .................................        13,700         919,613
                                                                    -----------
                                                                        919,613
                                                                    -----------
 Computers & Technology-12.98%
*America Online .................................         7,900         416,725
 CGS Systems International ......................        11,200         627,900
 Compaq .........................................        24,400         623,725
 Computer Associates International ..............        18,800         962,325
 Gateway ........................................        10,000         567,500
 Hewlett-Packard ................................         6,100         761,737
 IBM ............................................        13,400       1,468,137
*Microsoft ......................................        15,600       1,248,000
 Pitney Bowes ...................................        14,500         580,000
                                                                    -----------
                                                                      7,256,049
                                                                    -----------
 Consumer Products-0.97%
 Tyco International .............................        11,500         544,813
                                                                    -----------
                                                                        544,813
                                                                    -----------
 Electronics & Electrical Equipment-10.74%
*Atmel ..........................................        17,200         634,250
 General Electric ...............................        25,500       1,351,500
 Intel ..........................................        11,900       1,590,881
 Motorola .......................................        29,400         854,438
*National Semiconductor .........................        11,600         658,300
 Symbol Technologies ............................        16,900         912,600
                                                                    -----------
                                                                      6,001,969
                                                                    -----------
 Energy-10.90%
 Amerada Hess ...................................        10,600         654,550
 Anadarko Petroleum .............................        11,300         557,231
 Coastal ........................................        18,000       1,095,750
 Halliburton ....................................        22,300       1,052,281
 Nabors Industries ..............................        18,400         764,750
 Schlumberger Limited ...........................         7,700         574,613
 Shell Transport & Trading ......................        17,800         888,887
 Tosco ..........................................        17,800         503,963
                                                                    -----------
                                                                      6,092,025
                                                                    -----------

                                                         Number         Market
                                                       of Shares        Value
 COMMON STOCK (Continued)
 Food, Beverage & Tobacco-1.01%
 Suiza Foods ....................................        11,500     $   562,063
                                                                    -----------
                                                                        562,063
                                                                    -----------
 Healthcare & Pharmaceuticals-10.12%
 American Home Products .........................        15,100         887,125
 Biomet .........................................        29,500       1,133,905
 Bristol-Myers Squibb ...........................        17,400       1,013,550
 Cardinal Health ................................        12,600         932,400
 Johnson & Johnson ..............................        16,600       1,691,125
                                                                    -----------
                                                                      5,658,105
                                                                    -----------
 Industrial Machinery-0.72%
 Pentair ........................................        11,300         401,150
                                                                    -----------
                                                                        401,150
                                                                    -----------
 Leisure, Lodging & Entertainment-3.06%
 Viad ...........................................        62,700       1,708,575
                                                                    -----------
                                                                      1,708,575
                                                                    -----------
 Metals & Mining-1.04%
 Alcoa ..........................................        20,000         580,000
                                                                    -----------
                                                                        580,000
                                                                    -----------
 Retail-6.16%
 Circuit City Stores ............................        20,200         670,387
 Kroger .........................................        60,500       1,334,781
 Lowe's Companies ...............................        16,200         665,213
 Wal-Mart Stores ................................        13,400         772,175
                                                                    -----------
                                                                      3,442,556
                                                                    -----------
 Telecommunications-12.02%
 ALLTEL .........................................        20,100       1,244,943
 A T & T ........................................        29,300         926,613
 GTE ............................................        20,200       1,257,450
 SBC Communications .............................        34,800       1,505,100
 Sprint .........................................        10,600         540,600
*Tellabs ........................................        18,200       1,245,563
                                                                    -----------
                                                                      6,720,269
                                                                    -----------
 Transportation & Shipping-1.67%
 Tidewater ......................................        26,000         936,000
                                                                    -----------
                                                                        936,000
                                                                    -----------
 Utilities-1.00%
 Unicom .........................................        14,400         557,100
                                                                    -----------
                                                                        557,100
                                                                    -----------
 Total Common Stock
  (cost $53,939,391) ............................                    54,418,336
                                                                    -----------

 Convertible Preferred Stocks - 1.74%
 Sealed Air .....................................        19,190         971,494
                                                                    -----------
 Total Convertible Preferred
 Stock (cost $889,422) ..........................                       971,494
                                                                    -----------



                                                                         Devon-1

Devon Series
Statement of Net Assets (Continued)


                                                       Principal        Market
                                                         Amount          Value
REPURCHASE AGREEMENTS-1.72%
With J.P. Morgan Securities
   6.40% 7/3/00 (dated 6/30/00,
   collateralized by $194,000
   U.S. Treasury Notes
   5.875% due 11/15/04, market
   value $193,508 and $125,000
   U.S. Treasury Notes
   7.875% due 11/15/04,
   market value $133,753) .......................       $321,000       $321,000
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized
   by $78,000 U.S. Treasury Notes
   5.25% due 5/31/01, market value
   $77,479 and $62,000 U.S. Treasury
   Notes 6.25% due 10/31/01, market
   value $62,000 and $88,000 U.S.
   Treasury Notes 6.125% due
   12/31/01, market value $87,286
   and $97,000 U.S. Treasury
   Notes 7.25% due 5/15/04,
   market value $101,408) .......................        321,000        321,000

                                                       Principal        Market
                                                         Amount          Value
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities
   6.50% 7/3/00 (dated 6/30/00,
   collateralized by $88,000
   U.S. Treasury Notes 4.50%
   due 9/30/00, market value $88,365
   and $25,000 U.S. Treasury
   Notes 4.625% due 11/30/00,
   market value $24,920 and
   $88,000 U.S. Treasury Notes
   15.75% due 11/15/01, market
   value $99,932 and $97,000
   U.S. Treasury Notes 11.875%
   due 11/15/03, market
   value $114,917) ..............................       $322,000       $322,000
                                                                       --------
Total Repurchase Agreements
   (cost $964,000)                                                      964,000
                                                                       --------


TOTAL MARKET VALUE OF SECURITIES-100.83% (COST $55,792,813) ....... $56,353,830

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.83%) ...........    (465,055)
                                                                    -----------
NET ASSETS APPLICABLE TO 4,286,235 SHARES OUTSTANDING-100.00% ..... $55,888,775
                                                                    ===========
NET ASSET VALUE-DEVON SERIES STANDARD CLASS
 ($55,883,831 / 4,285,856 SHARES) .................................      $13.04
                                                                         ======
NET ASSET VALUE-DEVON SERIES SERVICE CLASS
 ($4,944 / 379 SHARES) ............................................      $13.04
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization - no par) .. $59,813,161
Undistributed net investment income ...............................     191,928
Accumulated net realized loss on investments ......................  (4,677,331)
Net unrealized appreciation of investments ........................     561,017
                                                                    -----------
Total net assets .................................................. $55,888,775
                                                                    ===========
-----------
* Non-income producing security for the period ended June 30, 2000.

                             See accompanying notes



                                                                         Devon-2

Delaware Group Premium Fund-
Devon Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:
Dividends ....................................................     $    405,540
Interest .....................................................           40,003
                                                                   ------------
                                                                        445,543
                                                                   ------------
EXPENSES:
Management fees ..............................................          205,238
Accounting and administration ................................           15,650
Registration fees ............................................           13,720
Reports and statements to shareholders .......................            6,500
Professional fees ............................................            4,050
Dividend disbursing and transfer agent fees
 and expenses ................................................            3,140
Taxes (other than taxes on income) ...........................            2,115
Custodian fees ...............................................            1,521
Trustees' fees ...............................................              950
Distribution expense - Service class .........................                1
Other ........................................................            8,127
                                                                   ------------
                                                                        261,012

Less expenses absorbed or waived .............................           (7,320)
Less expenses paid indirectly ................................           (1,248)
                                                                   ------------
Total expenses ...............................................          252,444
                                                                   ------------

NET INVESTMENT INCOME ........................................          193,099
                                                                   ------------

NET REALIZED AND UNREALIZED
 LOSS ON INVESTMENTS:
Net realized loss on investments .............................       (2,122,571)
Net change in unrealized appreciation / depreciation
 of investments ..............................................         (933,362)
                                                                   ------------

NET REALIZED AND UNREALIZED
 LOSS ON INVESTMENTS .........................................       (3,055,933)
                                                                   ------------

NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...................................      ($2,862,834)
                                                                   ============

                             See accompanying notes

Delaware Group Premium Fund-
Devon Series
Statements of Changes in Net Assets


                                                        Six Months       Year
                                                      Ended 6/30/00     Ended
                                                       (Unaudited)     12/31/99
                                                      -------------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ............................    $   193,099   $   757,445
Net realized loss on investments .................     (2,122,571)   (2,551,998)
Net change in unrealized appreciation /
 depreciation of investments .....................       (933,362)   (6,947,654)
                                                      -----------   -----------
Net decrease in net assets
 resulting from operations .......................     (2,862,834)   (8,742,207)
                                                      -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ..................................       (735,763)     (490,185)
 Service Class ...................................              -             -
Net realized gain on investments:
 Standard Class ..................................              -      (947,691)
 Service Class ...................................              -             -
                                                      -----------   -----------
                                                         (735,763)   (1,437,876)
                                                      -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ..................................      2,779,371    38,341,698
 Service Class ...................................          5,000             -
Net asset value of shares issued upon
 reinvestment of distributions from
 net investment income and net
 realized gain on investments:
 Standard Class ..................................        735,763     1,437,876
 Service Class ...................................              -             -
                                                      -----------   -----------
                                                        3,520,134    39,779,574
                                                      -----------   -----------
Cost of shares repurchased:
 Standard Class ..................................    (21,962,079)  (20,384,439)
 Service Class ...................................              -             -
                                                      -----------   -----------
                                                      (21,962,079)  (20,384,439)
                                                      -----------   -----------
Increase (decrease) in net assets derived
  from capital share transactions ................    (18,441,945)   19,395,135
                                                      -----------   -----------

NET INCREASE (DECREASE)
 IN NET ASSETS ...................................    (22,040,542)    9,215,052
                                                      -----------   -----------

NET ASSETS:
Beginning of period ..............................     77,929,317    68,714,265
                                                      -----------   -----------
End of period ....................................    $55,888,775   $77,929,317
                                                      ===========   ===========
                             See accompanying notes



                                                                         Devon-3

Delaware Group Premium Fund-Devon Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                          Devon Series Standard Class
                                                                          Six Months                                     5/1/97(2)
                                                                       Ended 6/30/00(1)    Year Ended December 31,           to
                                                                         (Unaudited)         1999            1998         12/31/97
                                                                       -----------------------------------------------------------
Net asset value, beginning of period ...............................       $13.620         $15.440         $12.730         $10.000

Income (loss) from investment operations:
Net investment income(3) ...........................................         0.040           0.113           0.106           0.080
Net realized and unrealized gain (loss) on investments .............        (0.469)         (1.669)          2.889           2.650
                                                                           -------         -------         -------         -------
Total from investment operations ...................................        (0.429)         (1.556)          2.995           2.730
                                                                           -------         -------         -------         -------
Less dividends and distributions:
Dividends from net investment income ...............................        (0.151)         (0.090)         (0.080)           none
Distributions from net realized gain on investments ................          none          (0.174)         (0.205)           none
                                                                           -------         -------         -------         -------
Total dividends and distributions ..................................        (0.151)         (0.264)         (0.285)           none
                                                                           -------         -------         -------         -------
Net asset value, end of period .....................................       $13.040         $13.620         $15.440         $12.730
                                                                           =======         =======         =======         =======
Total return .......................................................        (3.14%)        (10.13%)         24.05%          27.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................       $55,884         $77,929         $68,714         $16,653
Ratio of expenses to average net assets(4) .........................         0.80%           0.75%           0.66%           0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .........................         0.83%           0.75%           0.66%           0.91%
Ratio of net investment income to average net assets ...............         0.62%           0.90%           1.30%           2.01%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly .............          0.59%           0.90%           1.30%           1.90%
Portfolio turnover .................................................          102%            101%             34%             80%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the six months ended June 30, 2000 was based on the average shares outstanding method.
(4) Ratio for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.81%.


                             See accompanying notes


                                                                         Devon-4

Delaware Group Premium Fund-Devon Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    Devon Series
                                                                   Service Class
                                                                      5/1/00(1)
                                                                          to
                                                                       6/30/00
                                                                     (Unaudited)
                                                                   -------------

Net asset value, beginning of period ...........................      $13.180

Income (loss) from investment operations:
Net investment income(2) .......................................        0.014
Net realized and unrealized loss on investments ................       (0.154)
                                                                      -------
Total from investment operations ...............................       (0.140)
                                                                      --------
Less dividends and distributions:
Dividends from net investment income ...........................         none
Distributions from net realized gain on investments ............         none
                                                                      -------
Total dividends and distributions ..............................         none
                                                                      -------
Net asset value, end of period .................................      $13.040
                                                                      =======
Total return ...................................................       (1.06%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ........................           $5
Ratio of expenses to average net assets(3) .....................        0.95%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .......................        0.98%
Ratio of net investment income to average net assets ...........        0.47%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ............        0.44%
Portfolio turnover .............................................         102%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Ratio including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.96%.

                             See accompanying notes




                                                                         Devon-5

Delaware Group Premium Fund-Devon Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Devon Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income and capital appreciation. It seeks to achieve this objective by investing primarily in income-producing common stocks of large- and mid-cap U.S. companies that the investment manager believes have the potential for above-average dividend increases over time.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the lasted quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $727 for the period ended June 30, 2000. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $521 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at following rates: 0.65% of the first $500 million of average daily net assets of the series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.


                                                                         Devon-6

Devon Series
Notes to Financial Statements (Continued)


On June 30, 2000 the Series had liabilities payable to affiliates as follows:

                                             Dividend disbursing
                   Investment                  transfer agent,
                   management                 accounting fees
                 fee payable to              and other expenses
                      DMC                      payable to DSC
                 --------------              -------------------
                    $31,188                        $2,884

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases ......................................   $31,853,067
Sales ..........................................   $49,213,846

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                            Aggregate        Aggregate
            Cost of        unrealized        unrealized    Net unrealized
          investments     appreciation     depreciation     appreciation
          -----------     ------------     ------------    --------------
          $55,792,813      $5,000,017      ($4,439,000)       $561,017

For Federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

            Year of
          expiration
             2007
          ----------
          $2,345,618

4. Capital Shares
Transactions in capital shares were as follows:

                                                        Period           Year
                                                        Ended            Ended
                                                       6/30/00         12/31/99
                                                       -------         --------
Shares sold:
 Standard Class ...................................    214,629        2,647,758
 Service Class ....................................        379                -

Shares issued upon reinvestment of
 distributions from net investment income
 and net realized gain on investments:
 Standard Class ...................................     56,772          102,267
 Service Class ....................................          -                -
                                                     ---------        ---------
                                                       271,780        2,750,025

Shares repurchased:
 Standard Class ................................... (1,707,794)      (1,478,955)
 Service Class ....................................          -                -
                                                     ---------        ---------
                                                    (1,707,794)      (1,478,955)
                                                     ---------        ---------
Net increase (decrease) ........................... (1,436,014)       1,271,070
                                                     =========        =========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.


                                                                         Devon-7

Delaware Group Premium Fund-Emerging Markets Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                                       Market
                                                          Number of    Value
                                                           Shares     (U.S.$)
 COMMON STOCK-90.68%
 Argentina-1.66%
*Central Puerto Class B ...........................        64,838  $   98,607
 Transportadora de Gas del Sur Class B ............        86,800     153,719
                                                                    ---------
                                                                      252,326
                                                                    ---------
 Brazil-20.14%
 Aracruz Celulose ADR .............................        16,200     312,863
 Brasil Telecom ...................................       900,000     308,151
 Centrais Eletricas de Santa Catarina .............       339,000     124,059
*Centrais Eletricas de Santa
   Catarina GDR ...................................           600      21,952
 Companhia Energetica
   de Minas Gerais ................................     2,700,000      46,724
 Companhia Energetica de Minas
   Gerais ADR .....................................         7,887     136,452
 Companhia Paranaense de
   Energia Copel ADR ..............................        43,680     406,770
 Gerdau Metalurgica ...............................    19,578,000     412,511
 Petroleo Brasileiro ..............................        16,244     490,873
 Renner Participacoes .............................       870,000       2,118
*Rossi Residential ................................         8,100      13,470
 Telecomunicacoes de Minas Gerais .................     7,863,000     287,750
 Uniao de Bancos Brasileiros ......................    10,744,000     333,609
 Usinas Siderurgicas de Minas Gerais ..............        30,600     141,675
 Usinas Siderurgicas de Minas
   Gerais ADR .....................................         1,400       6,480
 Usinas Siderurgicas de Minas
   Gerais ADR .....................................         2,334      10,803
                                                                    ---------
                                                                    3,056,260
                                                                    ---------
 Chile-2.47%
 A.F.P. Provida ADR ...............................        13,600     289,000
*Empresa Nacional Electricidad ADR ................         7,800      86,288
                                                                    ---------
                                                                      375,288
                                                                    ---------
 Croatia-1.14%
*Zagrebacka Banka GDR .............................         9,540     173,151
                                                                    ---------
                                                                      173,151
                                                                    ---------
 Egypt-0.63%
*Paints & Chemical Industries GDR .................        50,850      95,344
                                                                    ---------
                                                                       95,344
                                                                    ---------
 Estonia-1.49%
*Eesti Telekom GDR ................................         5,264     105,543
*Eesti Uhispank GDR ...............................        22,335     120,051
                                                                    ---------
                                                                      225,594
                                                                    ---------
 Greece-1.48%
 Hellenic Telecommunications ADR ..................        18,423     224,530
                                                                    ---------
                                                                      224,530
                                                                    ---------
 Hong Kong-6.76%
*Beijing Capital International Airport ............     1,276,000     242,253
 Guangdong Kelon Electric Holding .................       387,000     209,746
 Guangshen Railway ................................     2,128,000     215,653
 Hengan International Group .......................       552,000     126,042
 Shenzhen Expressway ..............................     1,671,300     231,544
                                                                    ---------
                                                                    1,025,238
                                                                    ---------
 Hungary-1.71%
*Gedeon Richter GDR ...............................         4,799     259,146
                                                                    ---------
                                                                      259,146
                                                                    ---------

                                                                       Market
                                                          Number of    Value
                                                           Shares     (U.S.$)
 COMMON STOCK (Continued)
 India-8.29%
*Gas Authority of India GDR .......................        26,917  $  185,054
 ICICI ADR ........................................        11,316     212,175
*India Fund .......................................        21,000     297,938
*Larsen & Toubro GDR ..............................           449       4,995
 Larsen & Toubro GDR ..............................         8,001      89,011
 Mahanagar Telephone Nigam GDR ....................        20,700     217,350
 Videsh Sanchar Nigam GDR .........................        15,962     251,401
                                                                    ---------
                                                                    1,257,924
                                                                    ---------
 Indonesia-0.07%
*United Tractors ..................................        43,400      11,033
                                                                    ---------
                                                                       11,033
                                                                    ---------
 Israel-4.21%
 Bank Hapoalim ....................................        93,798     271,998
 ECI Telecommunications ...........................        10,272     367,224
                                                                    ---------
                                                                      639,222
                                                                    ---------
 Malaysia-6.05%
 Leader Universal Holdings ........................       539,000     160,282
 Petronas Dagangan ................................       239,000     254,095
 Public Finance ...................................        17,000      17,984
 Resorts World ....................................        84,000     229,895
 Sime Darby .......................................       199,200     255,815
                                                                    ---------
                                                                      918,071
                                                                    ---------
 Mexico-4.18%
 Alfa Class A .....................................        55,100     126,207
 Cemex Class B ....................................        83,531     389,444
*Grupo Minsa ADR ..................................         2,400      10,800
*Grupo Minsa Class C ..............................       103,096      47,857
 Vitro ADR ........................................        18,600      59,287
                                                                    ---------
                                                                      633,595
                                                                    ---------
 Peru-1.11%
*Banco de Credito del Peru ADR ....................        64,101      31,775
 CrediCorp ........................................        15,100     135,900
                                                                    ---------
                                                                      167,675
                                                                    ---------
 Russia-2.64%
*Gazprom ADR ......................................         1,900      13,537
*Gazprom ADR ......................................        19,940     142,072
 Lukoil ADR .......................................         4,800     245,376
                                                                    ---------
                                                                      400,985
                                                                    ---------
 Spain-1.27%
*Telefonica ADR ...................................         3,017     193,295
                                                                    ---------
                                                                      193,295
                                                                    ---------
 South Africa-12.03%
 ABSA Group .......................................        71,279     269,988
 Iscor ............................................       140,433     239,057
 Kersaf Investments ...............................        44,562     174,701
 Network Heathcare ................................       938,150     116,145
 Sanlam Limited ...................................       280,400     331,025
 Sappi ............................................        44,200     332,233
 Sasol ............................................        53,900     361,452
                                                                    ---------
                                                                    1,824,601
                                                                    ---------
 South Korea-2.67%
 Pohang Iron & Steel ..............................           500      43,481
 Pohang Iron & Steel ADR ..........................        15,080     361,920
                                                                    ---------
                                                                      405,401
                                                                    ---------



                                                             Emerging Markets-1

Emerging Markets Series
Statement of Net Assets (Continued)


                                                                       Market
                                                          Number of    Value
                                                           Shares     (U.S.$)
 COMMON STOCK (Continued)
 Taiwan-4.37%
 China Steel GDR ..................................        23,468  $   319,751
*Yageo ............................................         9,763       75,668
*Yageo GDR ........................................        34,620      268,305
                                                                    ----------
                                                                       663,724
                                                                    ----------
 Thailand-5.32%
 Bangkok Bank .....................................       101,700      124,610
 Electricity Generating Public
   Corporation ....................................       298,400      319,918
 Hana Microelectronics ............................        39,400      309,769
 Thai Reinsurance .................................        60,000       52,074
                                                                    ----------
                                                                       806,371
                                                                    ----------
 Turkey-0.99%
*Efes Sinai Yatirim ADR ...........................         1,607       35,916
*Efes Sinai Yatirim Holding Class B ...............    10,228,660      113,630
                                                                    ----------
                                                                       149,546
                                                                    ----------
 Total Common Stock
   (cost $15,038,615) .............................                 13,758,320
                                                                    ----------


                                                                       Market
                                                          Principal    Value
                                                           Amount     (U.S.$)
REPURCHASE AGREEMENTS-5.33%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $164,000 U.S. Treasury Notes
   5.875% due 11/15/04,
   market value $162,395 and $105,000
   U.S. Treasury Notes 7.875% due 11/15/04,
    market value $112,676).........................      $269,000    $269,000
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $65,000 U.S. Treasury Notes
   5.25% due 5/31/01, market value
   $65,022 and $52,000 U.S. Treasury
   Notes 6.25% due 10/31/01, market value
   $52,031 and $74,000 U.S. Treasury
   Notes 6.125% due 12/31/01, market value
   $73,252 and $82,000 U.S. Treasury
   Notes 7.25% due 5/15/04,
   market value $85,103)...........................       270,000     270,000
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $74,000 U.S. Treasury Notes 4.50% due
   9/30/00, market value $74,157 and
   $21,000 U.S. Treasury Notes 4.625% due
   11/30/00, market value $20,913
   and $74,000 U.S. Treasury Notes 15.75%
   due 11/15/01, market value $83,864
   and $82,000 U.S. Treasury Notes
   11.875% due 11/15/03,
   market value $96,439)...........................       270,000     270,000
                                                                     --------
Total Repurchase Agreements
   (cost $809,000) ................................                   809,000
                                                                     --------

TOTAL MARKET VALUE OF SECURITIES-96.01% (cost $15,847,615) .......  $14,567,320

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-3.99% ............      605,754
                                                                    -----------
NET ASSETS APPLICABLE TO 2,001,382 SHARES OUTSTANDING-100.00% ....  $15,173,074
                                                                    ===========
NET ASSET VALUE-EMERGING MARKETS SERIES STANDARD
  CLASS ($15,168,047 / 2,000,719 SHARES) .........................        $7.58
                                                                          =====
NET ASSET VALUE-EMERGING MARKETS SERIES SERVICE
  CLASS ($5,027 / 663 SHARES) ....................................        $7.58
                                                                          =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) ...  $16,738,091
Undistributed net investment income** ............................       24,423
Accumulated net realized loss on investments .....................     (308,787)
Net unrealized depreciation of investments and foreign
  currencies .....................................................   (1,280,653)
                                                                    -----------
Total net assets .................................................  $15,173,074
                                                                    ===========

----------------------
 * Non-income producing security for the period ended June 30, 2000.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

   ADR-American Depositary Receipt
   GDR-Global Depositary Receipt


                             See accompanying notes



                                                             Emerging Markets-2

Delaware Group Premium Fund-
Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)




INVESTMENT INCOME:
Dividends ...................................................       $  245,970
Interest ....................................................           51,160
Foreign tax withheld ........................................          (10,198)
                                                                    ----------
                                                                       286,932
                                                                    ----------
EXPENSES:
Management fees .............................................           90,062
Reports and statements to shareholders ......................           12,700
Custodian fees ..............................................            6,970
Accounting and administration ...............................            3,050
Taxes (other than taxes on income) ..........................            1,360
Professional fees ...........................................              290
Trustee's fees ..............................................              280
Dividend disbursing and transfer agent fees
   and expenses .............................................              120
Registration fees ...........................................               50
Distribution expense-Service Class ..........................                1
Other .......................................................              254
                                                                    ----------
 ............................................................          115,137
Less expenses absorbed or waived ............................           (7,367)
Less expenses paid indirectly ...............................             (637)
                                                                    ----------
Total expenses ..............................................          107,133
                                                                    ----------
NET INVESTMENT INCOME .......................................          179,799
                                                                    ----------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments ..............................................          (22,178)
   Foreign currencies .......................................          (15,608)
                                                                    ----------
Net realized loss ...........................................          (37,786)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies ....................       (1,485,203)
                                                                    ----------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES .......................       (1,522,989)
                                                                    ----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................      ($1,343,190)
                                                                    ==========

                             See accompanying notes

Delaware Group Premium Fund-
Emerging Markets Series
Statements of Changes in Net Assets

                                                       Six Months       Year
                                                     Ended 6/30/00     Ended
                                                      (Unaudited)     12/31/99
                                                     -------------    --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................   $   179,799   $   147,834
Net realized loss on investments
    and foreign currencies ........................       (37,786)      (78,514)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies .............................    (1,485,203)    3,389,812
                                                      -----------   -----------
Net increase (decrease) in net assets
   resulting from operations ......................    (1,343,190)    3,459,132
                                                      -----------   -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .................................      (252,413)     (127,668)
   Service Class ..................................             -             -
                                                      -----------   -----------
                                                         (252,413)     (127,668)
                                                      -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................     6,208,252     7,257,077
   Service Class ..................................         5,000             -
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   Standard Class .................................       252,413       127,668
   Service Class ..................................             -             -
                                                      -----------   -----------
                                                        6,465,665     7,384,745
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class .................................    (3,045,831)   (2,723,434)
   Service Class ..................................             -             -
                                                      -----------   -----------
                                                       (3,045,831)   (2,723,434)
                                                      -----------   -----------
Increase in net assets derived from capital
   share transactions .............................     3,419,834     4,661,311
                                                      -----------   -----------
NET INCREASE IN NET ASSETS ........................     1,824,231     7,992,775
                                                      -----------   -----------
NET ASSETS:
Beginning of period ...............................    13,348,843     5,356,068
                                                      -----------   -----------
End of period .....................................   $15,173,074   $13,348,843
                                                      ===========   ===========

                             See accompanying notes


                                                             Emerging Markets-3

Delaware Group Premium Fund-Emerging Markets Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                  Emerging Markets Series Standard Class
                                                            Six Months                                   5/1/97(2)
                                                          Ended 6/30/00(1)     Year Ended December 31,       to
                                                            (Unaudited)           1999         1998       12/31/97
                                                          --------------------------------------------------------
Net asset value, beginning of period ...................      $ 8.400           $ 5.810      $ 8.880       $10.000

Income (loss) from investment operations:
Net investment income(3) ...............................        0.097             0.126        0.171         0.060
Net realized and unrealized gain (loss) on
   investments and foreign currencies ..................       (0.775)            2.597       (2.991)       (1.180)
                                                              -------           -------      -------       -------
Total from investment operations .......................       (0.678)            2.723       (2.820)       (1.120)
                                                              -------           -------      -------       -------
Less dividends and distributions:
Dividends from net investment income ...................       (0.142)           (0.133)      (0.030)         none
Distributions from net realized gain on investments ....         none              none       (0.220)         none
                                                              -------           -------      -------       -------
Total dividends and distributions ......................       (0.142)           (0.133)      (0.250)         none
                                                              -------           -------      -------       -------
Net asset value, end of period .........................      $ 7.580           $ 8.400      $ 5.810       $ 8.880
                                                              =======           =======      =======       =======
Total return ...........................................       (8.23%)           48.28%      (32.48%)      (11.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................      $15,168           $13,349      $ 5,356       $ 5,776
Ratio of expenses to average net assets(4) .............        1.49%             1.47%        1.50%         1.50%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .....        1.60%             1.53%        1.67%         2.45%
Ratio of net investment income to average net assets ...        2.50%             1.88%        2.34%         0.89%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly ..........................................        2.39%             1.82%        2.17%        (0.06%)
Portfolio turnover .....................................          11%               20%          38%           48%

-------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information was based on the average shares outstanding method.
(4) Ratio for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.50%.

                             See accompanying notes


                                                             Emerging Markets-4

Delaware Group Premium Fund-Emerging Markets Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                       Emerging Markets Series
                                                            Service Class
                                                              5/1/00(1)
                                                                 to
                                                               6/30/00
                                                             (Unaudited)
                                                       -----------------------

Net asset value, beginning of period ......................    $7.540

Income (loss) from investment operations:
Net investment income(2) ..................................     0.049
Net realized and unrealized loss on investments and
   foreign currencies .....................................    (0.009)
                                                               ------
Total from investment operations ..........................     0.040
                                                               ------

Less dividends and distributions:
Dividends from net investment income ......................      none
Distributions from net realized gain on investments .......      none
                                                               ------
Total dividends and distributions .........................      none
                                                               ------
Net asset value, end of period ............................    $7.580
                                                               ======
Total return ..............................................     0.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................    $    5
Ratio of expenses to average net assets(3) ................     1.64%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........     1.75%
Ratio of net investment income to average net assets ......     2.35%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     2.24%
Portfolio turnover ........................................       11%

--------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Ratio including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.65%.

                             See accompanying notes


                                                             Emerging Markets-5

Delaware Group Premium Fund-Emerging Markets Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Emerging Markets Series (the "Series"). The Series is a non-diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation. It seeks to achieve this objective by investing primarily in the stocks of companies located or operating in emerging market countries.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the Statement of Operations that result from fluctuations in foreign currency exchange rates. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series became aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $167 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $470 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".




                                                             Emerging Markets-6

Emerging Markets Series
Notes to Financial Statements (Continued)


2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 1.25% of the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on the average daily net assets over $2,500 million.

DIAL has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of Delaware Management Company (DMC), to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                             Dividend disbursing            Other
       Investment              transfer agent,             expenses
       management              accounting fees             payable
     fee payable to          and other expenses            to DMC
         DIAL                  payable to DSC          and affiliates
     --------------          -------------------       --------------
       $10,744                     $12,047                $18,022

Certain officers of DMC, DSC, DIAL and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases .......................................   $5,053,109
Sales ...........................................   $  664,022

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate        Aggregate
     Cost of          unrealized       unrealized        Net unrealized
   investments       appreciation     depreciation        depreciation
   -----------       ------------     ------------       --------------
   $15,847,615        $1,173,326      ($2,453,621)        ($1,280,295)

For federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

          Year of Expiration
     2006                   2007              Total
   --------               -------           --------
   $227,600               $58,465           $286,065




                                                             Emerging Markets-7

Emerging Markets Series
Notes to Financial Statements (Continued)


4. Capital Shares
Transactions in capital shares were as follows:
                                                          Period       Year
                                                          Ended        Ended
                                                          6/30/00     12/31/99
                                                         --------     --------
Shares sold:
   Standard Class ....................................    750,298   1,036,898
   Service Class .....................................        663           -

Shares issued upon reinvestment of dividends from
 net investment income:
   Standard Class ....................................     30,265      24,552
   Service Class .....................................          -           -
                                                         --------   ---------
                                                          781,226   1,061,450
Shares repurchased:
   Standard Class ....................................   (368,786)   (394,563)
   Service Class .....................................          -           -
                                                         --------   ---------
                                                         (368,786)   (394,563)
                                                         --------   ---------
Net increase .........................................    412,440     666,887
                                                         ========   =========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency exchange contracts outstanding at June 30, 2000.

7. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                             Emerging Markets-8

Delaware Group Premium Fund-Global Bond Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                                     Market
                                                      Principal       Value
                                                       Amount*      (U.S. $)
BONDS-96.84%
Australia-9.63%
New South Wales Treasury
   6.50% 5/1/06 ................................. AUD   1,350,000  $  808,851
Queensland Treasury
   6.50% 6/14/05 ................................       1,100,000     660,503
   8.00% 8/14/01 ................................         100,000      60,954
Queensland Treasury Global
   8.00% 8/14/01 ................................         200,000     121,935
                                                                   ----------
                                                                    1,652,243
                                                                   ----------
Austria-1.24%
Republic of Austria 7.25% 5/3/07 ................ DEM     400,000     212,842
                                                                   ----------
                                                                      212,842
                                                                   ----------
Belgium-3.11%
Belgium Kingdom 5.75% 6/28/10 ................... EUR     550,000     532,590
                                                                   ----------
                                                                      532,590
                                                                   ----------
Canada-2.80%
Government of Canada
   7.50% 3/1/01 ................................. CAD     150,000     102,607
   10.25% 3/15/14 ...............................         180,000     170,233
Ontario Hydro
   5.60% 6/2/08 .................................         320,000     208,044
                                                                   ----------
                                                                      480,884
                                                                   ----------
Finland-3.62%
Finnish Government 5.00% 4/25/09 ................ EUR     670,000     620,427
                                                                   ----------
                                                                      620,427
                                                                   ----------
Germany-12.23%
Bundesrepublic Deutschland
   8.375% 5/21/01 ............................... EUR     300,000     294,871
Depfa Pfandbriefbank 5.625% 2/7/03 ..............         802,258     767,674
Deutschland Republic 6.25% 1/4/24 ...............       1,000,000   1,034,786
                                                                   ----------
                                                                    2,097,331
                                                                   ----------
Japan-3.90%
Export-Import Bank of Japan
   7.75% 10/8/02 ................................ CAD     160,000     111,005
Japan Highway Public Corporation
   7.875% 9/27/02 ...............................         800,000     556,864
                                                                   ----------
                                                                      667,869
                                                                   ----------
Korea-0.55%
Korea Electric Power 6.375% 12/1/03 ............. US$     100,000      94,580
                                                                   ----------
                                                                       94,580
                                                                   ----------
Netherlands-13.56%
Baden Wurt L - Finance
   6.625% 8/20/03 ............................... DEM     700,000     352,862
DSL Finance
   5.75% 3/19/09 ................................       1,000,000     484,492
   6.00% 2/21/06 ................................       1,400,000     693,014
Netherlands Government 8.75% 9/15/01 ............ EUR     800,000     795,678
                                                                   ----------
                                                                    2,326,046
                                                                   ----------

                                                                     Market
                                                      Principal       Value
                                                       Amount*      (U.S. $)
BONDS (Continued)
New Zealand-12.28%
New Zealand Government
   6.00% 11/15/11 ............................... NZD   1,300,000  $  574,583
   7.00% 7/15/09 ................................         200,000      95,269
   8.00% 4/15/04 ................................         450,000     219,318
   8.00% 11/15/06 ...............................       1,900,000     945,896
   10.00% 3/15/02 ...............................         550,000     270,946
                                                                   ----------
                                                                    2,106,012
                                                                   ----------
Norway-0.82%
Kingdom of Norway 8.375% 1/27/03 ................ CAD     200,000     141,332
                                                                   ----------
                                                                      141,332
                                                                   ----------
Portugal-5.23%
Portugese Government 5.375% 6/23/08 ............. EUR     950,000     897,348
                                                                   ----------
                                                                      897,348
                                                                   ----------
South Africa-4.09%
Republic of South Africa
   12.50% 1/15/02 ............................... ZAR   2,400,000     356,415
   13.00% 8/31/10 ...............................       2,500,000     345,011
                                                                   ----------
                                                                      701,426
                                                                   ----------
Supranational-4.38%
International Bank Reconstruction & Development
   5.25% 1/12/09 ................................ US$     500,000     441,500
   5.50% 4/15/04 ................................ NZD     700,000     309,982
                                                                   ----------
                                                                      751,482
                                                                   ----------
United Kingdom-4.50%
Halifax 5.625% 7/23/07 .......................... DEM   1,600,000     771,946
                                                                   ----------
                                                                      771,946
                                                                   ----------
United States-14.90%
Federal National Mortgage Association
   5.75% 9/5/00 ................................. AUD     450,000     268,754
KFW International Finance
   6.50% 12/28/01 ............................... CAD      60,000      40,599
U.S. Treasury Inflation Index Notes
   3.375% 1/15/07 ............................... US$     561,768     539,298
   3.625% 1/15/08 ...............................         741,356     719,115
U.S. Treasury Notes
   5.75% 8/15/03 ................................         750,000     737,344
   6.25% 2/15/07 ................................         250,000     250,313
                                                                   ----------
                                                                    2,555,423
                                                                   ----------
Total Bonds (cost $18,328,144) ..................                  16,609,781
                                                                   ----------



                                                                  Global Bond-1

Global Bond Series
Statement of Net Assets (Continued)


                                                                      Market
                                                        Principal      Value
                                                          Amount*     (U.S. $)
REPURCHASE AGREEMENTS-0.50%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $17,400 U.S. Treasury Notes
   5.875% due 11/15/04, market value
   $17,263 and $11,200
   U.S. Treasury Notes 7.875% due
   11/15/04, market value $11,978) ..............         $28,650     $28,650
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $7,000 U.S. Treasury Notes
   5.25% due 5/31/01, market value
   $6,912 and $5,500
   U.S. Treasury Notes 6.25% due
   10/31/01, market value
   $5,531 and $7,800
   U.S. Treasury Notes 6.125% due
   12/31/01, market value
   $7,787 and $8,700
   U.S. Treasury Notes 7.25% due
   5/15/04, market value $9,047) ................          28,700      28,700



                                                                      Market
                                                        Principal      Value
                                                          Amount*     (U.S. $)
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $7,800 U.S. Treasury Notes 4.50% due
   9/30/00, market value $7,883 and
   $2,200 U.S. Treasury Notes 4.625% due
   11/30/00, market value $2,223 and
   $7,800 U.S. Treasury Notes 15.75% due
   11/15/01, market value $8,915 and
   $8,700 U.S. Treasury Notes 11.875% due
   11/15/03, market value $10,252) ..............         $28,650     $28,650
                                                                      -------
Total Repurchase Agreements
   (cost $86,000) ...............................                      86,000
                                                                      -------

TOTAL MARKET VALUE OF SECURITIES-97.34% (cost $18,414,144) ........ $16,695,781

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.66% .............     455,544
                                                                    -----------
NET ASSETS APPLICABLE TO 1,807,851 SHARES OUTSTANDING-100.00% ..... $17,151,325
                                                                    ===========
NET ASSET VALUE-GLOBAL BOND SERIES STANDARD CLASS
   ($17,146,155 / 1,807,306 SHARES) ...............................       $9.49
                                                                          =====
NET ASSET VALUE-GLOBAL BOND SERIES SERVICE CLASS
   ($5,170 / 545 SHARES) ..........................................       $9.49
                                                                          =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization - no par) .. $19,197,985
Undistributed net investment income ** ............................      44,445
Accumulated net realized loss on investments ......................    (363,715)
Net unrealized depreciation of investments and foreign currencies .  (1,727,390)
                                                                    -----------
Total net assets .................................................. $17,151,325
                                                                    ===========
-------------------
*Principal amount is stated in the currency in which each bond is denominated. AUD - Australian Dollar
CAD - Canadian Dollar
DEM - German Deutsche Mark
EUR - European Monetary Unit
NZD - New Zealand Dollar
US$ - U. S. Dollar
ZAR - South African Rand

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes


                                                                  Global Bond-2

Delaware Group Premium Fund-Global Bond Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)



INVESTMENT INCOME:
Interest .......................................................     $595,471
                                                                     --------
                                                                      595,471
                                                                     --------
EXPENSES:
Management fees ................................................       67,567
Accounting and administration ..................................        3,700
Custodian fees .................................................        2,561
Reports and statements to shareholders .........................          790
Dividend disbursing and transfer agent
   fees and expenses ...........................................          557
Trustees' fees .................................................          386
Taxes (other than taxes on income) .............................          225
Professional fees ..............................................          200
Registration fees ..............................................          200
Distribution expense - Service Class ...........................            1
Other ..........................................................          748
                                                                     --------
                                                                       76,935
Less expenses paid indirectly ..................................         (267)
                                                                     --------
Total expenses .................................................       76,668
                                                                     --------
NET INVESTMENT INCOME ..........................................      518,803
                                                                     --------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments .................................................     (188,693)
   Foreign currencies ..........................................     (462,855)
                                                                     --------
Net realized loss ..............................................     (651,548)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies .......................     (216,925)
                                                                     --------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ..........................     (868,473)
                                                                     --------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................    ($349,670)
                                                                     ========
                             See accompanying notes

Delaware Group Premium Fund-Global Bond Series
Statements of Changes in Net Assets

                                                       Six Months
                                                          Ended         Year
                                                         6/30/00       Ended
                                                       (Unaudited)    12/31/99
                                                      ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................   $   518,803   $ 1,228,010
Net realized loss on investments
   and foreign currencies .........................      (651,548)     (479,448)
Net change in unrealized appreciation /
   depreciation on investments and
   foreign currencies .............................      (216,925)   (1,541,203)
                                                      -----------   -----------
Net decrease in net assets
   resulting from operations ......................      (349,670)     (792,641)
                                                      -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .................................      (153,893)   (1,084,242)
   Service Class ..................................             -             -
Net realized gain on investments:
   Standard Class .................................             -      (128,140)
   Service Class ..................................             -             -
                                                      -----------   -----------
                                                         (153,893)   (1,212,382)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................     1,106,530     4,466,372
   Service Class ..................................         5,000             -
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments:
   Standard Class .................................       153,893     1,212,382
   Service Class ..................................             -             -
                                                      -----------   -----------
                                                        1,265,423     5,678,754
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class .................................    (3,841,391)   (5,154,045)
   Service Class ..................................             -             -
                                                      -----------   -----------
                                                       (3,841,391)   (5,154,045)
                                                      -----------   -----------
Increase (decrease) in net assets derived
   from capital share transactions ................    (2,575,968)      524,709
                                                      -----------   -----------
NET DECREASE IN NET ASSETS ........................    (3,079,531)   (1,480,314)
                                                      -----------   -----------
NET ASSETS:
Beginning of period ...............................    20,230,856    21,711,170
                                                      -----------   -----------
End of period .....................................   $17,151,325   $20,230,856
                                                      ===========   ===========

                             See accompanying notes



                                                                  Global Bond-3

Delaware Group Premium Fund-Global Bond Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          Global Bond Series Standard Class
                                                             Six Months                                       5/2/96(2)
                                                          Ended 6/30/00(1)     Year Ended December 31,            to
                                                            (Unaudited)     1999         1998        1997      12/31/96
                                                          --------------------------------------------------------------
Net asset value, beginning of period ...................      $ 9.730     $10.680      $10.500     $10.960      $10.000

Income (loss) from investment operations:
Net investment income(3) ...............................        0.277       0.576        0.608       0.636        0.339
Net realized and unrealized gain (loss) on
   investments and foreign currencies ..................       (0.436)     (0.950)       0.182      (0.551)       0.831
                                                              -------     -------      -------     -------      -------
Total from investment operations .......................       (0.159)     (0.374)       0.790       0.085        1.170
                                                              -------     -------      -------     -------      -------
Less dividends and distributions:
Dividends from net investment income ...................       (0.081)     (0.514)      (0.600)     (0.460)      (0.210)
Distributions from net realized gain on investments ....         none      (0.062)      (0.010)     (0.085)        none
                                                              -------     -------      -------     -------      -------
Total dividends and distributions ......................       (0.081)     (0.576)      (0.610)     (0.545)      (0.210)
                                                              -------     -------      -------     -------      -------
Net asset value, end of period .........................      $ 9.490     $ 9.730      $10.680     $10.500      $10.960
                                                              =======     =======      =======     =======      =======
Total return ...........................................       (1.63%)     (3.60%)       7.82%       0.88%       11.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................      $17,146     $20,231      $21,711     $16,876      $ 9,471
Ratio of expenses to average net assets ................        0.85%       0.85%        0.83%       0.80%        0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .....        0.85%       0.85%        0.92%       1.08%        1.19%
Ratio of net investment income to average net assets ...        5.76%       5.64%        5.83%       6.03%        6.51%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly .....................................        5.76%       5.64%        5.74%       5.75%        6.12%
Portfolio turnover .....................................          58%        100%          79%         97%          56%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended June 30, 2000 and the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.

                             See accompanying notes



                                                                  Global Bond-4

Delaware Group Premium Fund-Global Bond Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout the period was as follows:

                                               Global Bond Series Service Class
                                                            5/1/00(1)
                                                                to
                                                             6/30/00
                                                           (Unaudited)
                                               ---------------------------------

Net asset value, beginning of period .........                 $9.180

Income from investment operations:
Net investment income(2) .....................                  0.089
Net realized and unrealized gain on
  investments and foreign currencies .........                  0.221
                                                               ------
Total from investment operations .............                  0.310
                                                               ------

Less dividends and distributions:
Dividends from net investment income .........                   none
Distributions from net realized
  gain on investments ........................                   none
                                                               ------
Total dividends and distributions ............                   none
                                                               ------
Net asset value, end of period ...............                 $9.490
                                                               ======
Total return .................................                  3.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......                 $    5
Ratio of expenses to average net assets ......                  1.00%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly ............................                  1.00%
Ratio of net investment income to average
  net assets .................................                  5.61%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ...............                  5.61%
Portfolio turnover ...........................                    58%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                             See accompanying notes



                                                                  Global Bond-5

Delaware Group Premium Fund-Global Bond Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Global Bond Series (the "Series"). The Series is a non-diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal. It attempts to achieve this objective by investing primarily in fixed income securities from at least three different countries, one of which may be the United States, that may also provide the potential for capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $208 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $59 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".




                                                                  Global Bond-6

Global Bond Series
Notes to Financial Statements (Continued)


2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million.

DIAL has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ended June 30, 2000.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of Delaware Management Company (DMC), to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                                Dividend disbursing
     Investment                                   transfer agent,
     management                                   accounting fees
   fee payable to                                and other expenses
       DIAL                                        payable to DSC
   --------------                               -------------------
      $10,601                                          $779

Certain officers of DMC, DSC, DIAL and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases .......................................   $5,050,277
Sales ...........................................   $6,951,553

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                     Aggregate       Aggregate
     Cost of        unrealized      unrealized      Net unrealized
   investments     appreciation    depreciation      depreciation
   -----------     ------------    ------------     --------------
   $18,414,144        $29,308      ($1,747,671)      ($1,718,363)

For federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

                           Year of
                         expiration
                            2007
                         ----------
                          $147,409



                                                                  Global Bond-7

Global Bond Series
Notes to Financial Statements (Continued)


4. Capital Shares
Transactions in capital shares were as follows:
                                                          Period       Year
                                                           ended       ended
                                                          6/30/00    12/31/99
                                                          -------    --------
Shares sold:
   Standard Class ....................................    116,788     433,476
   Service Class .....................................        545           -

Shares issued upon reinvestment of distributions
   from net investment income and
   net realized gain on investments:
   Standard Class ....................................     16,267     119,782
   Service Class .....................................          -           -
                                                         --------    --------
                                                          133,600     553,258
Shares repurchased:
   Standard Class ....................................   (405,625)   (506,787)
   Service Class .....................................          -           -
                                                         --------    --------
                                                         (405,625)   (506,787)
                                                         --------    --------
Net increase (decrease) ..............................   (272,025)     46,471
                                                         ========    ========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency exchange contracts outstanding at June 30, 2000.

7. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                  Global Bond-8

Delaware Group Premium Fund-Growth and Income Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                               Number of     Market
                                                Shares       Value
 COMMON STOCK-99.69%
 Aerospace & Defense-0.96%
 Boeing .................................        86,900   $ 3,633,506
                                                          -----------
                                                            3,633,506
                                                          -----------
 Automobiles & Automotive Parts-2.97%
 General Motors .........................        94,700     5,498,519
 Rockwell International .................        66,700     2,101,050
 TRW ....................................        84,500     3,665,188
                                                          -----------
                                                           11,264,757
                                                          -----------
 Banking, Finance & Insurance-24.11%
 American General .......................       148,800     9,076,800
 Aon ....................................       259,387     8,057,209
 Bank of America ........................       139,711     6,007,573
 Bank of New York .......................       167,300     7,779,450
 Chase Manhattan ........................       176,550     8,132,334
 Federal National Mortgage ..............       187,900     9,806,031
 Fleet Boston Financial .................       213,500     7,259,000
 Marsh & McLennan .......................        95,200     9,942,450
 MBNA ...................................       180,200     4,887,925
 Mellon Financial .......................       237,000     8,635,688
 Morgan (J.P.) ..........................        19,700     2,169,463
*PNC Financial Services Group ...........        56,400     2,643,750
*Wells Fargo ............................        93,300     3,615,375
 XL Capital Limited - Class A ...........        65,900     3,566,838
                                                          -----------
                                                           91,579,886
                                                          -----------
 Cable, Media & Publishing-3.92%
*Gannett ................................        65,700     3,929,681
 McGraw-Hill ............................       203,200    10,972,800
                                                          -----------
                                                           14,902,481
                                                          -----------
 Chemicals-3.51%
 Dow Chemical ...........................       130,200     3,930,413
+Imperial Chemical ADR ..................       201,400     6,205,638
*Rohm & Haas ............................        92,600     3,194,700
                                                          -----------
                                                           13,330,751
                                                          -----------
 Computers & Technology-3.50%
 Minnesota Mining & Manufacturing .......        39,500     3,258,750
 Pitney Bowes ...........................       250,500    10,020,000
                                                          -----------
                                                           13,278,750
                                                          -----------
 Consumer Products-3.60%
 Avon Products ..........................       125,100     5,566,950
+Clorox .................................       180,900     8,106,581
                                                          -----------
                                                           13,673,531
                                                          -----------
 Electronics & Electrical Equipment-2.62%
 Eaton ..................................        83,300     5,581,100
 Emerson Electric .......................        72,600     4,383,225
                                                          -----------
                                                            9,964,325
                                                          -----------
 Energy-14.08%
 Baker Hughes ...........................       200,400     6,412,800
 Chevron ................................       107,300     9,100,381
 Conoco Class B .........................       206,823     5,080,090

                                           Number of     Market
                                            Shares       Value
 COMMON STOCK (Continued)
 Energy (Continued)
+El Paso Energy ...................        166,100     $8,460,719
 Exxon Mobil ......................        124,653      9,785,261
 Royal Dutch Petroleum ............        158,600      9,763,813
 Williams .........................        116,900      4,873,269
                                                      -----------
                                                       53,476,333
                                                      -----------
 Food, Beverage & Tobacco-6.85%
 Anheuser-Busch ...................         90,900      6,789,094
 General Mills ....................        148,500      5,680,125
 PepsiCo ..........................        231,400     10,282,838
*Ralston-Ralston Purina ...........        163,800      3,265,763
                                                      -----------
                                                       26,017,820
                                                      -----------
 Healthcare & Pharmaceuticals-9.83%
*Abbott Laboratories ..............        144,900      6,457,106
 American Home Products ...........        185,800     10,915,750
 AstraZenca ADR ...................         91,600      4,259,400
*Baxter International .............        118,500      8,332,031
 Bristol-Myers Squibb .............        126,900      7,391,925
                                                      -----------
                                                       37,356,212
                                                      -----------
 Industrial Machinery-3.56%
 Caterpillar ......................        144,300      4,888,163
 Deere & Company ..................        130,200      4,817,400
*Honeywell International ..........        113,600      3,826,900
                                                      -----------
                                                       13,532,463
                                                      -----------
 Metals & Mining-2.56%
 Alcoa ............................        335,000      9,715,000
                                                      -----------
                                                        9,715,000
                                                      -----------
 Paper & Forest Products-4.33%
 International Paper ..............        194,267      5,791,585
 Kimberly-Clark ...................        139,200      7,986,600
 Weyerhaeuser .....................         62,000      2,666,000
                                                      -----------
                                                       16,444,185
                                                      -----------
 Telecommunications-8.37%
 ALLTEL ...........................        106,400      6,590,150
 A T & T ..........................         84,300      2,665,988
+Cable & Wireless ADR .............         97,700      4,891,106
 GTE ..............................        158,500      9,866,625
 SBC Communications ...............        179,524      7,764,413
                                                      -----------
                                                       31,778,282
                                                      -----------
 Utilities-4.92%
 Dominion Resources ...............        115,700      4,960,638
 Duke Energy ......................         69,800      3,934,975
 P G & E ..........................        157,800      3,885,825
 TXU ..............................        200,100      5,902,950
                                                      -----------
                                                       18,684,388
                                                      -----------
 Total Common Stock
 (cost $361,445,268) ..............                   378,632,670
                                                      -----------

                                                             Growth and Income-1

Growth and Income Series
Statement of Net Assets (Continued)

                                                    Principal      Market
                                                     Amount        Value
REPURCHASE AGREEMENTS-0.88%
With J.P. Morgan Securities
   6.40% 7/3/00 (dated 6/30/00,
   collateralized by $677,000
   U.S. Treasury Notes 5.875%
   due 11/15/04, market value
   $672,061 and $436,000 U.S.
   Treasury Notes 7.875% due
   11/15/04, market value $466,305)..............   $1,115,000   $1,115,000
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $271,000 U.S. Treasury Notes 5.25%
   due 5/31/01, market value $269,088
   and $214,000 U.S. Treasury Notes
   6.25% due 10/31/01, market value
   $215,326 and $305,000 U.S.
   Treasury Notes 6.125% due
   12/31/01, market value $303,148
   and $338,000 U.S. Treasury Notes
   7.25% due 5/15/04, market value
   $352,193) ....................................    1,116,000    1,116,000


                                                    Principal      Market
                                                     Amount        Value
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities
   6.50% 7/3/00 (dated 6/30/00,
   collateralized by $305,000 U.S.
   Treasury Notes 4.50% due 9/30/00,
   market value $306,896 and $87,000
   U.S. Treasury Notes 4.625% due
   11/30/00, market value $86,546 and
   $305,000 U.S. Treasury Notes
   15.75% due 11/15/01, market value
   $347,066 and $338,000 U.S.
   Treasury Notes 11.875% due
   11/15/03, market value $399,109)..............   $1,117,000   $1,117,000
                                                                 ----------
Total Repurchase Agreements
   (cost $3,348,000) ............................                 3,348,000
                                                                 ----------

TOTAL MARKET VALUE OF SECURITIES-100.57% (cost $364,793,268) ...................................   $381,980,670

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.57%) ........................................     (2,169,000)
                                                                                                   ------------
NET ASSETS APPLICABLE TO 26,438,975 SHARES OUTSTANDING-100.00% .................................   $379,811,670
                                                                                                   ============

NET ASSET VALUE-GROWTH & INCOME SERIES STANDARD CLASS ($379,806,728 / 26,438,631 SHARES) .......         $14.37
                                                                                                         ======
NET ASSET VALUE-GROWTH & INCOME SERIES SERVICE CLASS ($4,942 / 344 SHARES) .....................         $14.37
                                                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization - no par)................................   $419,913,173
Undistributed net investment income ............................................................      1,254,017
Accumulated net realized loss on investments ...................................................    (58,542,922)
Net unrealized appreciation of investments .....................................................     17,187,402
                                                                                                   ------------
Total net assets ...............................................................................   $379,811,670
                                                                                                   ============

-------------
* Non-income producing security for the period ended June 30, 2000.

  ADR-American Depositary Receipt

+ Security is partially or fully on loan.

                             See accompanying notes


                                                             Growth and Income-2

Delaware Group Premium Fund-
Growth and Income Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:
Dividends .............................   $  5,152,650
Interest ..............................        171,974
                                          ------------
                                             5,324,624
                                          ------------

EXPENSES:
Management fees .......................      1,253,422
Accounting and administration .........        102,438
Professional fees .....................         20,893
Dividend disbursing and transfer agent
   fees and expenses ..................         15,689
Custodian fees ........................         14,486
Taxes (other than taxes on income) ....         13,240
Reports and statements to shareholders           7,600
Trustees' fees ........................          5,737
Distribution expense - Service Class ..              1
Other .................................         13,606
                                          ------------
                                             1,447,112

Less expenses paid indirectly .........         (4,831)
                                          ------------
Total expenses ........................      1,442,281
                                          ------------

NET INVESTMENT INCOME .................      3,882,343
                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ......    (44,619,905)
Net change in unrealized appreciation /
   depreciation of investments ........      9,273,692
                                          ------------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .....................    (35,346,213)
                                          ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................   ($31,463,870)
                                          ============


                   See accompanying notes

Delaware Group Premium Fund-
Growth and Income Series
Statements of Changes in Net Assets

                                                   Six Months        Year
                                                  Ended 6/30/00      Ended
                                                   (Unaudited)      12/31/99
                                                  -------------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................... $  3,882,343    $  9,986,848
Net realized gain (loss) on investments .........  (44,619,905)     23,887,122
Net change in unrealized appreciation /
   depreciation of investments ..................    9,273,692     (50,476,169)
                                                  ------------    ------------
Net decrease in net assets
   resulting from operations ....................  (31,463,870)    (16,602,199)
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................   (3,309,912)    (11,124,097)
   Service Class ................................          (34)             --
Net realized gain on investments:
   Standard Class ...............................  (37,472,692)    (43,919,243)
   Service Class ................................           --              --
                                                  ------------    ------------
                                                   (40,782,638)    (55,043,340)
                                                  ------------    ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................   28,906,139      48,519,273
   Service Class ................................        4,999              --
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments:
   Standard Class ...............................   40,782,604      55,043,340
   Service Class ................................           34            --
                                                  ------------    ------------
                                                    69,693,776     103,562,613
                                                  ------------    ------------
Cost of shares repurchased:
   Standard Class ............................... (119,564,052)   (109,895,317)
   Service Class ................................           --              --
                                                  ------------    ------------
                                                  (119,564,052)   (109,895,317)
                                                  ------------    ------------
Decrease in net assets derived from capital
   share transactions ...........................  (49,870,276)     (6,332,704)
                                                  ------------    ------------

NET DECREASE IN NET ASSETS ...................... (122,116,784)    (77,978,243)
                                                  ------------    ------------

NET ASSETS:
Beginning of period .............................  501,928,454     579,906,697
                                                  ------------    ------------
End of period ................................... $379,811,670    $501,928,454
                                                  ============    ============

                             See accompanying notes

                                                             Growth and Income-3

Delaware Group Premium Fund-Growth and Income Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                              Growth and Income Series Standard Class
                                                             Six Months
                                                          Ended 6/30/00(1)                  Year Ended December 31,
                                                            (Unaudited)     1999        1998        1997         1996        1995
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period ....................     $17.020     $19.420      $18.800     $15.980      $14.830     $11.480

Income (loss) from investment operations:
Net investment income(2) ................................       0.144       0.323        0.361       0.324        0.377       0.416
Net realized and unrealized gain (loss)
   on investments .......................................      (1.237)     (0.882)       1.636       4.216        2.398       3.574
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ........................      (1.093)     (0.559)       1.997       4.540        2.775       3.990
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ....................      (0.125)     (0.361)      (0.327)     (0.370)      (0.420)     (0.430)
Distributions from net realized gain
   on investments .......................................      (1.432)     (1.480)      (1.050)     (1.350)      (1.205)     (0.210)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .......................      (1.557)     (1.841)      (1.377)     (1.720)      (1.625)     (0.640)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................     $14.370     $17.020      $19.420     $18.800      $15.980     $14.830
                                                              =======     =======      =======     =======      =======     =======

Total return ............................................      (6.24%)     (2.98%)      11.35%      31.00%       20.72%      36.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................    $379,807    $501,928     $579,907    $401,402     $166,647    $109,003
Ratio of expenses to average net assets .................       0.69%       0.71%        0.71%       0.71%        0.67%       0.69%
Ratio of net investment income to average net assets ....       1.86%       1.75%        2.00%       2.02%        2.66%       3.24%
Portfolio turnover ......................................         87%         92%          81%         54%          81%         85%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.

                             See accompanying notes

                                                             Growth and Income-4

Delaware Group Premium Fund-Growth and Income Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                              Growth and Income Series Standard Class
                                                                            5/1/00(1)
                                                                               to
                                                                             6/30/00
                                                                           (Unaudited)
                                                              ---------------------------------------
Net asset value, beginning of period ......................                  $14.640

Income (loss) from investment operations:
Net investment income(2) ..................................                    0.051
Net realized and unrealized loss on investments ...........                   (0.221)
                                                                             -------
Total from investment operations ..........................                   (0.170)
                                                                             -------

Less dividends and distributions:
Dividends from net investment income ......................                   (0.100)
Distributions from net realized gain on investments .......                     none
                                                                             -------
Total dividends and distributions .........................                   (0.100)
                                                                             -------

Net asset value, end of period ............................                  $14.370
                                                                             =======

Total return ..............................................                   (1.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................                       $5
Ratio of expenses to average net assets ...................                    0.84%
Ratio of net investment income to average net assets ......                    1.71%
Portfolio turnover ........................................                      87%

--------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                             See accompanying notes

                                                             Growth and Income-5

Delaware Group Premium Fund-Growth and Income Series
Notes to Financial Statements
June 30, 2000 (Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Growth and Income Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The objective of the Series is to seek the highest possible total rate of return by selecting securities that offer the potential for capital appreciation while providing higher than average dividend income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $4,831 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. DMC has elected to cap the management fee at 0.60% indefinitely.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2001.

                                                             Growth and Income-6

Growth and Income Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                                Dividend disbursing
            Investment                            transfer agent,
            management                            accounting fees
          fee payable to                         and other expenses
               DMC                                payable to DSC
          --------------                        -------------------
            $197,479                                 $16,975

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................   $180,377,880
   Sales .........................................   $257,961,828

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                             Aggregate       Aggregate
            Cost of          unrealized      unrealized     Net unrealized
         investments        appreciation    depreciation     appreciation
         -----------        ------------    ------------    --------------
         $364,793,268        $39,233,752    ($22,046,350)     $17,187,402

4. Capital Shares
Transactions in capital shares were as follows:

                                                         Period      Year
                                                          ended      ended
                                                         6/30/00    12/31/99
                                                         -------    --------
Shares sold:
   Standard Class ....................................  1,939,670   2,609,244
   Service Class .....................................        342           -

Shares issued upon reinvestment of distributions
   from net investment income and net realized
   gain on investments:
   Standard Class ....................................  2,875,757   3,149,796
   Service Class .....................................          2           -
                                                       ----------  ----------
                                                        4,815,771   5,759,040
Shares repurchased:
   Standard Class .................................... (7,863,621) (6,128,772)
   Service Class .....................................          -           -
                                                       ----------  ----------
                                                       (7,863,621) (6,128,772)
                                                       ----------  ----------
Net decrease ......................................... (3,047,850)   (369,732)
                                                       ==========  ==========

                                                             Growth and Income-7

Growth and Income Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2000 were as follows:

                      Market value
                      of securities                  Market value
                        on loan                      of collateral
                      -------------                  -------------
                      $12,337,867                     $12,615,200

Net income from securities lending activities for the period ended June 30, 2000 was $38,776 and is included in interest income on the Statement of Operations.


                                                             Growth and Income-8

Delaware Group Premium Fund-Growth Opportunities Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                        Number of      Market
                                                          Shares       Value
  COMMON STOCK-94.14%
  Banking, Finance & Insurance-6.47%
  Ambac Financial Group ........................          26,400     $ 1,447,050
  Capital One Financial ........................          30,800       1,374,450
*+CompuCredit ..................................         118,700       3,561,000
  Heller Financial .............................         176,900       3,626,450
  Zions ........................................         114,400       5,249,888
                                                                     -----------
                                                                      15,258,838
                                                                     -----------
  Business Services-6.34%
 +Cintas .......................................         120,400       4,417,175
 *Convergys ....................................         113,500       5,887,813
  Fiserv .......................................         107,100       4,632,075
                                                                     -----------
                                                                      14,937,063
                                                                     -----------
  Cable, Media & Publishing-7.21%
 *AMFM .........................................          48,400       3,339,600
 *Clear Channel Communications .................          79,961       5,997,075
 *EchoStar Communications Class A ..............          86,800       2,873,894
 *Hispanic Broadcasting ........................          81,800       2,709,625
*+Lamar Advertising ............................          48,100       2,083,331
                                                                     -----------
                                                                      17,003,525
                                                                     -----------
  Computers & Technology-11.75%
 *12 Technologies ..............................          32,340       3,371,950
 *Extreme Networks .............................          86,600       9,136,300
 *Peregrine Systems ............................         158,500       5,497,969
*+Veritas Software .............................          85,750       9,691,090
                                                                     -----------
                                                                      27,697,309
                                                                     -----------
  Consumer Products-2.46%
 *Gemstar International Group Limited ..........          94,200       5,788,884
                                                                     -----------
                                                                       5,788,884
                                                                     -----------
  Electronics & Electrical Equipment-21.38%
 *Altera .......................................          65,300       6,656,519
 *Applied Materials ............................          53,600       4,857,500
 *Burr-Brown ...................................          46,400       4,022,300
 *E-Tek Dynamics ...............................          21,500       5,671,969
 *JDS Uniphase .................................          74,000       8,870,750
 *PMC-Sierra ...................................          57,200      10,163,725
 *Xilinx .......................................         123,100      10,163,444
                                                                     -----------
                                                                      50,406,207
                                                                     -----------

                                                        Number of      Market
                                                          Shares       Value
  COMMON STOCK (Continued)
  Healthcare & Pharmaceuticals-2.07%
 *Genentech ....................................          28,400     $ 4,884,800
                                                                     -----------
                                                                       4,884,800
                                                                     -----------
  Leisure, Lodging & Entertainment-4.30%
 *Brinker International ........................         202,600       5,926,050
 *Premier Parks ................................         184,600       4,199,650
                                                                     -----------
                                                                      10,125,700
                                                                     -----------
  Retail-14.54%
 *Bed Bath & Beyond ............................          99,900       3,621,375
 *Best Buy .....................................          37,000       2,340,250
 *Dollar Tree Stores ...........................          63,150       2,498,372
  Intimate Brands ..............................         191,900       3,790,025
 *Jack in the Box ..............................          99,200       2,442,800
 *Kohl's .......................................         158,200       8,799,875
  Nordstrom ....................................          88,000       2,123,000
 *Outback Steakhouse ...........................         110,100       3,220,425
 *Staples ......................................          40,200         618,075
 *Starbucks ....................................         126,100       4,815,444
                                                                     -----------
                                                                      34,269,641
                                                                     -----------
  Telecommunications-15.75%
 *Amdocs Limited ...............................          23,700       1,818,975
*+American Tower-Class A .......................         146,800       6,119,725
 *Ciena ........................................          35,300       5,884,069
 *Crown Castle .................................          50,800       1,854,200
 *GT Group Telecom-Class B .....................          91,600       1,448,425
*+McLeodUSA-Class A ............................         207,300       4,288,519
 *Network Appliance ............................         119,200       9,595,600
 *NEXTLINK Communications-Class A ..............         101,600       3,854,450
 *Time Warner
  Telecommunications-Class A ...................          35,300       2,272,435
                                                                     -----------
                                                                      37,136,398
                                                                     -----------
  Miscellaneous-1.87%
  PerkinElmer ..................................          66,600       4,403,925
                                                                     -----------
                                                                       4,403,925
                                                                     -----------
  Total Common Stock
   (cost $133,050,273) .........................                     221,912,290
                                                                     -----------

                                                          Growth Opportunities-1

Growth Opportunities Series
Statement of Net Assets (Continued)


                                                        Principal      Market
                                                          Amount       Value
REPURCHASE AGREEMENTS-6.22%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by $2,965,000
   U.S. Treasury Notes 5.875% due 11/15/04,
   market value $2,944,584 and $1,911,000
   U.S. Treasury Notes 7.875% due 11/15/04,
   market value $2,043,078) ........................    $4,885,000    $4,885,000
With PaineWebber 6.50% 7/3/00 (dated 6/30/00,
   collateralized by $1,186,000 U.S. Treasury
   Notes 5.25% due 5/31/01, market value
   $1,178,988 and $937,000 U.S. Treasury Notes
   6.25% due 10/31/01, market value $943,436 and
   $1,334,000 U.S. Treasury Notes 6.125% due
   12/31/01, market value $1,328,217 and
   $1,483,000 U.S. Treasury Notes 7.25% due
   5/15/04, market value $1,543,107) ...............     4,892,000     4,892,000


                                                        Principal      Market
                                                          Amount       Value
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by $1,334,000
   U.S. Treasury Notes 4.50% due 9/30/00, market
   value $1,344,639 and $380,000 U.S. Treasury
   Notes 4.625% due 11/30/00, market value
   $379,196 and $1,334,000 U.S. Treasury Notes
   15.75% due 11/15/01, market value $1,520,641
   and $1,483,000 U.S. Treasury Notes 11.875%
   due 11/15/03, market value $1,748,664) ..........   $ 4,892,000   $ 4,892,000
                                                                     -----------
Total Repurchase Agreements
   (cost $14,669,000) ..............................                  14,669,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-100.36% (cost $147,719,273) ........................................       236,581,290

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.36%) .............................................          (838,554)
                                                                                                           ------------
NET ASSETS APPLICABLE TO 8,324,935 SHARES OUTSTANDING-100.00% .......................................      $235,742,736
                                                                                                           ============
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES STANDARD CLASS ($231,313,576 / 8,168,524 SHARES) ........            $28.32
                                                                                                                 ======
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES SERVICE CLASS ($4,429,160 / 156,411 SHARES) .............            $28.32
                                                                                                                 ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) ......................................      $130,712,943
Accumulated net realized gain on investments ........................................................        16,167,776
Net unrealized appreciation of investments ..........................................................        88,862,017
                                                                                                           ------------
Total net assets ....................................................................................      $235,742,736
                                                                                                           ============

-------------
 * Non-income producing security for the period ended June 30, 2000. + Security is partially or fully on loan.

                             See accompanying notes



                                                          Growth Opportunities-2

Delaware Group Premium Fund-
Growth Opportunities Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:
Interest ................................................           $   406,868
Dividends ...............................................                80,122
                                                                    -----------
                                                                        486,990
                                                                    -----------
EXPENSES:
Management fees .............................................           896,985
Accounting and administration ...............................            64,551
Reports and statements to shareholders ......................            13,500
Professional fees ...........................................            10,668
Custodian fees ..............................................             8,073
Taxes (other than taxes on income) ..........................             7,500
Dividend disbursing and transfer agent fees
   and expenses .............................................             3,099
Trustees' fees ..............................................             2,700
Distribution expense-Service Class ..........................               822
Other .......................................................             5,648
                                                                    -----------
                                                                      1,013,546

Less expenses paid indirectly ...............................            (5,624)
                                                                    -----------

Total expenses ..............................................         1,007,922
                                                                    -----------

NET INVESTMENT LOSS .........................................          (520,932)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ............................        16,570,008
Net change in unrealized appreciation / depreciation
   of investments ...........................................          (350,827)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ...........................................        16,219,181
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................       $15,698,249
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund-
Growth Opportunities Series
Statements of Changes in Net Assets

                                                Six Months              Year
                                               Ended 6/30/00            Ended
                                                (Unaudited)           12/31/99
                                               -------------          --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss .......................       ($520,932)          ($400,470)
Net realized gain on investments ..........      16,570,008          24,142,493
Net change in unrealized appreciation /
   depreciation of investments ............        (350,827)         57,703,960
                                               ------------        ------------
Net increase in net assets resulting
   from operations ........................      15,698,249          81,445,983
                                               ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
   Standard Class .........................     (23,169,557)         (6,882,148)
   Service Class ..........................              --                  --
                                               ------------        ------------
                                                (23,169,557)         (6,882,148)
                                               ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .........................      34,646,572          52,179,408
   Service Class ..........................       4,238,718                  --
Net asset value of shares issued upon
   reinvestment of distributions
   from net realized gain on investments:
   Standard Class .........................      23,169,557           6,882,148
   Service Class ..........................              --                  --
                                               ------------        ------------
                                                 62,054,847          59,061,556
                                               ------------        ------------

Cost of shares repurchased:
   Standard Class .........................     (34,897,549)        (48,111,245)
   Service Class ..........................          (5,099)                 --
                                               ------------        ------------
                                                (34,902,648)        (48,111,245)
                                               ------------        ------------
Increase in net assets derived from capital
   share transactions .....................      27,152,199          10,950,311
                                               ------------        ------------

NET INCREASE IN NET ASSETS ................      19,680,891          85,514,146
                                               ------------        ------------

NET ASSETS:
Beginning of period .......................     216,061,845         130,547,699
                                               ------------        ------------
End of period .............................    $235,742,736        $216,061,845
                                               ============        ============

                             See accompanying notes

                                                          Growth Opportunities-3

Delaware Group Premium Fund-Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Growth Opportunities Series Standard Class
                                                             Six Months
                                                               Ended
                                                             6/30/00(1)                   Year Ended December 31,
                                                            (Unaudited)     1999        1998        1997         1996        1995
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period .....................    $28.550     $18.550      $17.270     $15.890      $15.130     $11.750

Income (loss) from investment operations:
Net investment income (loss)(2) ..........................     (0.065)     (0.055)      (0.026)     (0.010)      (0.015)      0.072
Net realized and unrealized gain on investments ..........      2.830      11.055        2.901       2.260        2.030       3.378
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................      2.765      11.000        2.875       2.250        2.015       3.450
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income .....................       none        none         none        none       (0.070)     (0.070)
Distributions from net realized gain on investments ......     (2.995)     (1.000)      (1.595)     (0.870)      (1.185)       none
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (2.995)     (1.000)      (1.595)     (0.870)      (1.255)     (0.070)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $28.320     $28.550      $18.550     $17.270      $15.890     $15.130
                                                              =======     =======      =======     =======      =======     =======

Total return .............................................      7.99%      62.94%       18.81%      14.90%       14.46%      29.53%

Ratios and supplemental data:
Net assets, end of year (000 omitted) ....................   $231,314    $216,062     $130,548    $110,455      $79,900     $58,123
Ratio of expenses to average net assets ..................      0.85%       0.82%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      0.85%       0.82%        0.86%       0.87%        0.82%       0.85%
Ratio of net investment income (loss) to average
   net assets ............................................     (0.44%)     (0.27%)      (0.16%)     (0.06%)      (0.11%)      0.61%
Ratio of net investment income (loss) to average
   net assets prior to expense limitation and
   expenses paid indirectly ..............................     (0.44%)     (0.27%)      (0.22%)     (0.13%)      (0.13%)      0.56%
Portfolio turnover .......................................       121%        132%         142%        134%          85%         73%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended June 30, 2000 and the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.

                             See accompanying notes

                                                          Growth Opportunities-4

Delaware Group Premium Fund-Growth Opportunities Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                                      Growth Opportunities Series Service Class
                                                                                                     5/1/00(1)
                                                                                                        to
                                                                                                     6/30/00
                                                                                                   (Unaudited)
                                                                                      -----------------------------------------
Net asset value, beginning of period ..................................................               $28.020

Income (loss) from investment operations:
Net investment loss(2).................................................................                (0.026)
Net realized and unrealized gain on investments .......................................                 0.326
                                                                                                      -------
Total from investment operations ......................................................                 0.300
                                                                                                      -------

Less dividends and distributions:
Dividends from net investment income ..................................................                  none
Distributions from net realized gain on investments ...................................                  none
                                                                                                      -------
Total dividends and distributions .....................................................                  none
                                                                                                      -------

Net asset value, end of period ........................................................               $28.320
                                                                                                      =======
Total return ..........................................................................                 1.07%

Ratios and supplemental data:
Net assets, end of year (000 omitted) .................................................                $4,429
Ratio of expenses to average net assets ...............................................                 1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses
  paid indirectly .....................................................................                 1.00%
Ratio of net investment loss to average net assets ....................................                (0.59%)
Ratio of net investment loss to average net assets prior to expense limitation and
  expenses paid indirectly ............................................................                (0.59%)
Portfolio turnover ....................................................................                  121%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                             See accompanying notes


                                                          Growth Opportunities-5

Delaware Group Premium Fund-Growth Opportunities Series
Notes to Financial Statements
June 30, 2000 (Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Growth Opportunities Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $2,760 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $2,864 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ended June 30, 2000.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.


                                                          Growth Opportunities-6

Growth Opportunities Series
Notes to Financial Statements (Continued)


On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                             Dividend disbursing
       Investment              transfer agent,
       management              accounting fees         Other expenses
     fee payable to           and other expenses       payable to DMC
          DMC                   payable to DSC         and affiliates
     --------------          -------------------       --------------
       $144,619                     $1,572                 $12,296

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases  ..............................  $141,239,620
   Sales ...................................  $136,652,446

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                           Aggregate        Aggregate
        Cost of            unrealized      unrealized      Net unrealized
      investments         appreciation    depreciation      appreciation
      -----------         ------------    ------------     --------------
     $147,719,273          $91,384,584    ($2,522,567)      $88,862,017

4. Capital Shares
Transactions in capital shares were as follows:

                                                     Period           Year
                                                      Ended           Ended
                                                     6/30/00         12/31/99
                                                     -------         --------
Shares sold:
   Standard Class ..............................    1,152,077        2,424,830
   Service Class ...............................      156,605               --

Shares issued upon reinvestment of distributions
 from net realized gain on investments:
   Standard Class ..............................      685,895          404,119
   Service Class ...............................           --               --
                                                   ----------       ----------
                                                    1,994,577        2,828,949
Shares repurchased:
   Standard Class ..............................   (1,237,847)      (2,296,410)
   Service Class ...............................         (194)              --
                                                   ----------       ----------
                                                   (1,238,041)      (2,296,410)
                                                   ----------       ----------
Net increase ...................................      756,536          532,539
                                                   ==========       ==========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series invests a significant portion of its assets in small and medium-sized companies and may be subject to certain risks associated with ownership of securities of small and medium-sized companies. Investments in smaller companies may be more volatile than investments in larger companies because of the limited financial resources of small and medium-sized companies or their dependence on narrow product lines.

                                                          Growth Opportunities-7

Growth Opportunities Series
Notes to Financial Statements (Continued)


7. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2000 were as follows:

             Market value
            of securities                       Market value
               on loan                         of collateral
            -------------                      -------------
             $22,500,400                        $22,671,101

Net income from securities lending activities for the period ended June 30, 2000 was $53,115 and is included in interest income on the Statement of Operations.

                                                          Growth Opportunities-8

Delaware Group Premium Fund-High Yield Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                      Principal         Market
                                                        Amount          Value
 CORPORATE BONDS-85.25%
 Automobiles & Automotive Parts-2.98%
 American Axle & Manufacturing
   co guarantee 9.75% 3/1/09 ...................      $1,840,000      $1,725,000
 Venture Holdings sr sub nts
   12.00% 6/1/09 ...............................       1,000,000         605,000
                                                                      ----------
                                                                       2,330,000
                                                                      ----------
 Buildings & Materials-3.01%
 Formica sr sub nts 10.875% 3/1/09 .............         800,000         628,000
 K.Hovnanian Enterprises
   co guarantee 9.125% 5/1/09 ..................         700,000         623,000
 Nortek sr nts 9.25% 3/15/07 ...................         500,000         470,000
 Toll co guarantee 8.125% 2/1/09 ...............         700,000         633,500
                                                                      ----------
                                                                       2,354,500
                                                                      ----------
 Cable, Media & Publishing-8.17%
 Adelphia Communications sr nts
   9.375% 11/15/09 .............................       1,250,000       1,162,500
+Charter Communication Holdings
   sr disc nts 11.75% 1/15/10 ..................       1,800,000       1,028,250
 Echostar DBS sr nts 9.25% 2/1/06 ..............         625,000         610,938
+PX Escrow sr disc nts 9.625% 2/1/06 ...........         750,000         352,500
 Sinclair Broadcast Group sr sub nts
   8.75% 12/15/07 ..............................       1,200,000       1,062,000
 Sullivan Graphics sr sub nts
   12.75% 8/1/05 ...............................         250,000         255,000
 Telewest sr nts 9.875% 2/1/10 .................       1,000,000         935,000
+United International Holdings
   sr disc nts 10.75% 2/15/08 ..................       1,400,000         987,000
                                                                      ----------
                                                                       6,393,188
                                                                      ----------
 Chemicals-2.80%
 Avecia Group co guarantee
   11.00% 7/1/09 ...............................       1,600,000       1,576,000
 Huntsman sr sub nts 9.50% 7/1/07 ..............         400,000         366,000
 Lyondell Chemical sr sub nts
   10.875% 5/1/09 ..............................         250,000         249,375
                                                                      ----------
                                                                       2,191,375
                                                                      ----------
 Computers & Technology-5.82%
 Exodus Communications sr nts
   10.75% 12/15/09 .............................         175,000         169,750
 Covad Communications sr nts
   12.50% 2/15/09 ..............................         750,000         603,750
 Crown Castle International sr nts
   10.75% 8/1/11 ...............................         750,000         764,063
 Dobson Communications sr nts
   10.875% 7/1/10 ..............................       1,000,000       1,010,000
 Voicestream Wire sr nts
   10.375% 11/15/09 ............................         800,000         832,000
 Williams Communications sr nts
   10.875% 10/1/09 .............................         425,000         417,563
 Winstar Communications sr nts
   12.75% 4/15/10 ..............................         800,000         750,000
                                                                      ----------
                                                                       4,547,126
                                                                      ----------
 Consumer Products-0.32%
 Drypers sr nts 10.25% 6/15/07 .................         275,000         178,750
+Iron Age sr disc nts 12.125% 5/1/09 ...........         500,000          72,500
                                                                      ----------
                                                                         251,250
                                                                      ----------

                                                      Principal         Market
                                                        Amount          Value
 CORPORATE BONDS (Continued)
 Electronics & Electrical Equipment-2.73%
 Flextronics International sr sub nts
   9.875% 7/1/10 .................................     $1,000,000     $1,012,500
 Protection One Alarm co guarantee
   7.375% 8/15/05 ................................      1,500,000      1,125,000
                                                                      ----------
                                                                       2,137,500
                                                                      ----------
 Energy-8.06%
 Chesapeake Energy co guarantee
   9.625% 5/1/05 .................................      1,100,000      1,072,500
 Clark R&M sr sub nts
   8.875% 11/15/07 ...............................        300,000        193,500
 Clark USA sr nts
   10.875% 12/1/05 ...............................        785,000        435,675
 First Wave Marine sr nts
   11.00% 2/1/08 .................................        900,000        535,500
 Frontier Oil sr nts 11.75% 11/15/09 .............      1,000,000      1,005,000
 Parker Drilling co guarantee
   9.75% 11/15/06 ................................      1,000,000        972,500
 RBF Finance co guarantee
   11.375% 3/15/09 ...............................      1,250,000      1,362,500
+Universal Compression sr disc nts
   9.875% 2/15/08 ................................      1,000,000        725,000
                                                                      ----------
                                                                       6,302,175
                                                                      ----------
 Environmental Services-1.93%
 Allied Waste sr sub nts
   10.00% 8/1/09 .................................      1,300,000      1,092,000
 Norcal Waste Systems co guarantee
   13.50% 11/15/05 ...............................        400,000        418,000
                                                                      ----------
                                                                       1,510,000
                                                                      ----------
 Food, Beverage & Tobacco-3.12%
 Ameriking sr nts 10.75% 12/1/06 .................        500,000        423,125
 Carrols sr sub nts 9.50% 12/1/08 ................        800,000        672,000
 Del Monte Foods sr disc nts
   12.50% 12/15/07 ...............................        550,000        411,125
 DiGiorgio sr nts 10.00% 6/15/07 .................        500,000        430,000
 Fresh Foods co guarantee
   10.75% 6/1/06 .................................        800,000        500,000
                                                                      ----------
                                                                       2,436,250
                                                                      ----------
 Healthcare & Pharmaceuticals-4.57%
+Alaris Medical sr disc nts
   11.125% 8/1/08 ................................        535,000         84,261
 Fisher Scientific International
   sr sub nts 9.00% 2/1/08 .......................      1,850,000      1,702,000
 Insight Health Services co guarantee
   9.625% 6/15/08 ................................        700,000        633,500
 Kinetic Concepts sr sub nts
   9.625% 11/1/07 ................................        250,000        193,750
 Tenet Healthcare sr sub nts
   8.625% 1/15/07 ................................      1,000,000        960,000
                                                                      ----------
                                                                       3,573,511
                                                                      ----------
 Industrial Machinery-0.98%
 Blount co guarantee 13.00% 8/1/09 ...............        750,000        768,750
                                                                      ----------
                                                                         768,750
                                                                      ----------

                                                                    High Yield-1

High Yield Series
Statement of Net Assets (Continued)


                                                       Principal        Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Leisure, Lodging & Entertainment-5.89%
 Boca Resorts co guarantee
   9.875% 4/15/09 ..............................      $  950,000      $  895,375
 Cinemark USA sr sub nts
   9.625% 8/1/08 ...............................         800,000         420,000
 Hollywood Casino co guarantee
   11.25% 5/1/07 ...............................       1,000,000       1,027,500
 Hollywood Casino 1st mtg
   13.00% 8/1/06 ...............................         450,000         479,250
 Hollywood Casino 1st mtg
   13.00% 8/1/06 ...............................         550,000         587,125
 Mohegan Tribal Gaming sr sub nts
   8.75% 1/1/09 ................................       1,000,000         955,000
 Premier Parks sr disc nts
   10.00% 4/1/08 ...............................         350,000         239,313
                                                                      ----------
                                                                       4,603,563
                                                                      ----------
 Metals & Mining-3.05%
 Jorgensen Earle sr nts 9.50% 4/1/05 ...........         750,000         701,250
 P&L Coal Holdings co guarantee
   9.625% 5/15/08 ..............................       1,000,000         932,500
 WCI Steel sr nts 10.00% 12/1/04 ...............         800,000         748,000
                                                                      ----------
                                                                       2,381,750
                                                                      ----------
 Packaging & Containers-0.97%
+SF Holdings Group sr disc nts
   12.75% 3/15/08 ..............................       1,500,000         757,500
                                                                      ----------
                                                                         757,500
                                                                      ----------
 Paper & Forest Products-1.20%
 Fibermark sr nts 9.375% 10/15/06 ..............         400,000         386,000
 MAXXAM Group sr sec nts
   12.00% 8/1/03 ...............................         600,000         556,500
                                                                      ----------
                                                                         942,500
                                                                      ----------
 Retail-2.98%
 Advance Stores sr sub nts
   10.25% 4/15/08 ..............................         800,000         664,000
 Buhrman USA co guarantee
   12.25% 11/1/09 ..............................         900,000         949,500
 Fleming sr sub nts 10.50% 12/1/04 .............         800,000         720,000
                                                                      ----------
                                                                       2,333,500
                                                                      ----------
 Telecommunications-24.56%
 BTI Telecom sr nts 10.50% 9/15/07 .............         550,000         421,438
+Call-Net Enterprises sr disc nts
   10.80% 5/15/09 ..............................       1,000,000         365,000
 Flag Telecom 11.625% 3/30/10 ..................         200,000         195,000
 Global Crossing sr nts 9.50% 11/15/09 .........         600,000         582,000
 Globix sr nts 12.50% 2/1/10 ...................         800,000         660,000
 Hyperion Telecommunications sr nts
   12.25% 9/1/04 ...............................         750,000         761,250
 Intermedia Communications sr nts
   8.60% 6/1/08 ................................         800,000         744,000
+KMC Telecom Holdings sr disc nts
   12.50% 2/15/08 ..............................       2,500,000       1,187,500
 KMC Telecom Holdings sr nts
   13.50% 5/15/09 ..............................         400,000         354,000
 Level 3 Communications sr nts
   9.125% 5/1/08 ...............................         800,000         722,000

                                                      Principal         Market
                                                        Amount          Value
 CORPORATE BONDS (Continued)
 Telecommunications (Continued)
 Metromedia Fiber sr nts
   10.00% 11/15/08 .............................     $ 1,350,000     $ 1,336,500
+Microcell Telecommunications
   sr disc nts 14.00% 6/1/06 ...................       2,010,000       1,864,275
+Nextel Communications sr disc nts
   10.65% 9/15/07 ..............................       1,000,000         790,000
+Nextel Partners sr disc nts
   14.00% 2/1/09 ...............................         974,000         676,930
+Nextlink Communications sr disc nts
   12.125% 12/1/09 .............................       1,000,000         580,000
 Nextlink Communications sr nts
   10.75% 11/15/08 .............................         800,000         792,000
 PSINet sr nts 11.00% 8/1/09 ...................       1,000,000         930,000
 RCN sr nts 10.125% 1/15/10 ....................         400,000         335,000
+RCN sr disc nts 11.125% 10/15/07 ..............       1,000,000         630,000
 RSL Communications Limited
   co guarantee 12.25% 11/15/06 ................         750,000         543,750
+Telecorp PCS co guarantee
   11.625% 4/15/09 .............................         850,000         558,875
+Teligent sr disc nts 11.50% 3/1/08 ............       2,475,000       1,163,250
 Teligent sr nts 11.50% 12/1/07 ................       1,000,000         780,000
+Viatel sr disc nts 12.50% 4/15/08 .............       1,125,000         511,875
 Viatel sr nts 11.50% 3/15/09 ..................         391,000         299,115
 Worldwide Fiber sr nts 12.00% 8/1/09 ..........       1,500,000       1,425,000
                                                                     -----------
                                                                      19,208,758
                                                                     -----------
 Transportation & Shipping-1.21%
 Avis Rent A Car co guarantee 11.00% 5/1/09 ....         900,000         942,750
                                                                     -----------
                                                                         942,750
                                                                     -----------
 Utilities-0.90%
 Trench Electric & Trench co guarantee
   10.25% 12/15/07 .............................       1,000,000         706,250
                                                                     -----------
                                                                         706,250
                                                                     -----------
 Total Corporate Bonds
   (cost $73,371,149) ..........................                      66,672,196
                                                                     -----------

                                                        Number of
                                                         Shares
 PREFERRED STOCK-3.63%
*Dobson Communications pik ...................            3,378          336,659
*Eagle-Picher Holdings pik ...................            9,000          227,250
*Intermedia Communications pik ...............            6,412          620,343
*Nebco Evans Holding pik .....................            4,846            1,817
*Nextel Communications pik ...................           10,990        1,178,678
*Pegasus Communications pik ..................            1,501          151,262
*Pegasus Communications Unit .................            2,500          288,125
*SF Holdings Class C .........................            3,000           30,000
*TCR Holdings Class B ........................            3,802               38
*TCR Holdings Class C ........................            2,091               21
*TCR Holdings Class D ........................            5,512               55
*TCR Holdings Class E ........................           11,405              114
                                                                      ----------
 Total Preferred Stock
   (cost $3,512,428) .........................                         2,834,362
                                                                      ----------

                                                                    High Yield-2

High Yield Series
Statement of Net Assets (Continued)


                                                        Number of        Market
                                                         Shares          Value
 CONVERTIBLE PREFERRED STOCK-1.31%
*E.Spire Communications pik ....................          17,295      $  339,419
*PSINet ........................................          20,000         682,500
                                                                      ----------
 Total Convertible Preferred Stock
   (cost $2,108,822) ...........................                       1,021,919
                                                                      ----------
 RIGHTS AND WARRANTS-0.08%
*American Banknote .............................          18,723           1,500
*Cellnet Data Systems ..........................           9,569             438
*Electronic Retailing System ...................             500               5
*Gothic Energy .................................           1,400              14
*KMC Telecom Holdings ..........................           1,500          37,500
*Millenium Seacarriers .........................           1,000              25
*Nextel International ..........................              31          12,267
*Spincycle .....................................             500               5
*Terex-Appreciation ............................             800          11,300
 Total Rights and Warrants
                                                                      ----------
   (cost $78,994) ..............................                          63,054
                                                                      ----------

                                                       Principal
                                                         Amount
REPURCHASE AGREEMENTS-6.92%
With J.P. Morgan Securities 6.40% 7/3/00
   dated 6/30/00, collateralized by
   $1,094,000 U.S. Treasury Notes
   5.875% due 11/15/04, market
   value $1,086,579 and $705,000
   U.S. Treasury Notes 7.875% due
   11/15/04, market value $753,915) ..............     $1,803,000      1,803,000

                                                      Principal         Market
                                                        Amount          Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $438,000 U.S. Treasury Notes
   5.25% due 5/31/01, market value
   $435,058 and $492,000
   U.S. Treasury Notes 6.125% due
   12/31/01, market value $490,125
   and $346,000 U.S. Treasury Notes
   6.25% due 10/31/01, market value
   $348,137 and $547,000 U.S.
   Treasury Notes 7.25% due
   5/15/04, market value $569,421) .............      $1,805,000      $1,805,000
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $492,000 U.S. Treasury Notes 4.50%
   due 9/30/00, market value $496,184
   and $140,000 U.S. Treasury Notes
   4.625% due 11/30/00, market value
   $139,927 and $550,000 U.S. Treasury
   Notes 15.75% due 11/15/01, market
   value $561,131 and $632,000 U.S.
   Treasury Notes 11.875% due
   11/15/03, market value $645,273) ............       1,805,000       1,805,000
                                                                      ----------
Total Repurchase Agreements
   (cost $5,413,000) ...........................                       5,413,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-97.19% (cost $84,484,393) .......................  $ 76,004,531

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.81% ............................     2,201,445
                                                                                    ------------
NET ASSETS APPLICABLE TO 11,827,849 SHARES OUTSTANDING-100.00% ...................  $ 78,205,976
                                                                                    ============
NET ASSET VALUE-HIGH YIELD SERIES STANDARD CLASS ($78,201,035/11,827,102 SHARES)..         $6.61
                                                                                           =====
NET ASSET VALUE-HIGH YIELD SERIES SERVICE CLASS ($4,941 / 747 SHARES) ............         $6.61
                                                                                           =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization - no par) .................  $115,430,724
Undistributed net investment income ..............................................     1,524,707
Accumulated net realized loss on investments .....................................   (30,269,593)
Net unrealized depreciation of investments .......................................    (8,479,862)
                                                                                    ------------
Total net assets .................................................................  $ 78,205,976
                                                                                    ============

----------
* Non-income producing security for the period ended June 30, 2000.
+ Zero coupon security as of June 30, 2000. The coupon shown is the step up rate.

Summary of Abbreviations:
co guarantee - company guaranteed
debs - debentures
disc - discount
mtg - mortgage
nts- notes
pik - payment in kind
sr - senior
sub - subordinated
unsec- unsecured

                             See accompanying notes

                                                                    High Yield-3

Delaware Group Premium Fund-
High Yield Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)



INVESTMENT INCOME:
Interest ..................................          $  4,831,965
Dividends .................................               174,008
                                                     ------------
                                                        5,005,973
                                                     ------------
EXPENSES:
Management fees ...........................               285,296
Accounting and administration .............                19,437
Reports and statements to shareholders ....                 9,527
Custodian fees ............................                 8,587
Taxes (other than taxes on income) ........                 4,510
Dividend disbursing and transfer agent fees
   and expenses ...........................                 2,684
Trustees' fees ............................                 1,649
Registration fees .........................                   548
Distribution expense - Service Class ......                     1
Other .....................................                 1,015
                                                     ------------
                                                          333,254
Less expenses paid indirectly .............                (3,827)
                                                     ------------

Total expenses ............................               329,427
                                                     ------------

NET INVESTMENT INCOME .....................             4,676,546
                                                     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments ..........           (15,648,881)
Net change in unrealized appreciation /
   depreciation of investments ............             3,784,409
                                                     ------------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS ....................           (11,864,472)
                                                     ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................           ($7,187,926)
                                                     ============
                             See accompanying notes

Delaware Group Premium Fund-
High Yield Series
Statements of Changes in Net Assets

                                             Six Months              Year
                                            Ended 6/30/00           Ended
                                             (Unaudited)          12/31/99

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income .................     $   4,676,546      $  11,413,207
Net realized loss on investments ......       (15,648,881)       (13,315,901)
Net change in unrealized appreciation /
   depreciation of investments ........         3,784,409         (1,219,031)
                                            -------------      -------------
Net decrease in net assets
   resulting from operations ..........        (7,187,926)        (3,121,725)
                                            -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .....................        (3,224,707)       (11,458,462)
   Service Class ......................                --                 --
Net realized gain on investments:
   Standard Class .....................                --           (726,836)
   Service Class ......................                --                 --
                                            -------------      -------------
                                               (3,224,707)       (12,185,298)
                                            -------------      -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .....................         6,837,884         24,182,918
   Service Class ......................             5,000               --
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net
   realized gain on investments:
   Standard Class .....................         3,498,866         12,213,628
   Service Class ......................                --                 --
                                            -------------      -------------
                                               10,341,750         36,396,546
                                            -------------      -------------
Cost of shares repurchased:
   Standard Class .....................       (24,356,625)       (39,164,311)
   Service Class ......................                --                 --
                                            -------------      -------------
                                              (24,356,625)       (39,164,311)
                                            -------------      -------------
Decrease in net assets derived from
   capital share transactions .........       (14,014,875)        (2,767,765)
                                            -------------      -------------

NET DECREASE IN NET ASSETS ............       (24,427,508)       (18,074,788)
                                            -------------      -------------

NET ASSETS:
Beginning of period ...................       102,633,484        120,708,272
                                            -------------      -------------
End of period .........................      $ 78,205,976       $102,633,484
                                            =============      =============

                             See accompanying notes

                                                                    High Yield-4

Delaware Group Premium Fund-High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                High Yield Series Standard Class
                                                            Six Months
                                                               Ended
                                                             6/30/00(1)                     Year Ended December 31,
                                                            (Unaudited)     1999         1998        1997         1996        1995
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ......................  $  7.420   $   8.460    $   9.510    $  9.170     $  8.940    $  8.540

Income (loss) from investment operations:
Net investment income(2)...................................     0.368       0.781        0.906       0.863        0.853       0.872
Net realized and unrealized gain (loss)
   on investments .........................................    (0.932)     (0.987)      (1.048)      0.332        0.230       0.400
                                                             --------   ---------    ---------    --------     --------    --------
Total from investment operations ..........................    (0.564)     (0.206)      (0.142)      1.195        1.083       1.272
                                                             --------   ---------    ---------    --------     --------    --------

Less dividends and distributions:
Dividends from net investment income ......................    (0.246)     (0.784)      (0.905)     (0.855)      (0.853)     (0.872)
Distributions from net realized gain on investments .......      none      (0.050)      (0.003)       none         none        none
                                                             --------   ---------    ---------    --------     --------    --------
Total dividends and distributions .........................    (0.246)     (0.834)      (0.908)     (0.855)      (0.853)     (0.872)
                                                             --------   ---------    ---------    --------     --------    --------

Net asset value, end of period ............................    $6.610      $7.420       $8.460      $9.510       $9.170      $8.940
                                                             ========   =========    =========    ========     ========    ========

Total return ..............................................    (7.75%)     (2.64%)      (1.83%)     13.63%       12.79%      15.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $78,201    $102,633     $120,708     $98,875      $67,665     $56,605
Ratio of expenses to average net assets(3) ................     0.75%       0.72%        0.70%       0.70%        0.70%       0.69%
Ratio of net investment income to average net assets ......    10.65%       9.75%        9.85%       9.24%        9.54%       9.87%
Portfolio turnover ........................................       83%        110%          86%        121%          93%         74%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the six months ended June 30, 2000 was based on the average shares outstanding method.
(3) Ratio for the period ended June 30, 2000 including fees paid indirectly in accordance with the Securities and Exchange Commission rules was 0.76%.

                             See accompanying notes

                                                                    High Yield-5

Delaware Group Premium Fund-High Yield Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                 High Yield Series Service Class
                                                            5/1/00(1)
                                                               to
                                                             6/30/00
                                                           (Unaudited)
                                                           -----------
Net asset value, beginning of period ...............         $ 6.690

Income (loss) from investment operations:
Net investment income(2) ...........................           0.125
Net realized and unrealized loss on investments ....          (0.205)
                                                             -------
Total from investment operations ...................          (0.080)
                                                             -------

Less dividends and distributions:
Dividends from net investment income ...............            none
Distributions from net realized gain on investments             none
                                                             -------
Total dividends and distributions ..................            none
                                                             -------

Net asset value, end of period .....................         $ 6.610
                                                             =======

Total return .......................................          (1.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............              $5
Ratio of expenses to average net assets(3) .........           0.90%
Ratio of net investment income to average net assets          10.50%
Portfolio turnover .................................             83%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Ratio including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.91%.

                             See accompanying notes

                                                                    High Yield-6

Delaware Group Premium Fund-High Yield Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to High Yield Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,015 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $2,812 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the statement of operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ending June 30, 2000.

                                                                    High Yield-7

High Yield Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                              Dividend disbursing
                       Investment                transfer agent,
                       management                accounting fees
                     fee payable to            and other expenses
                           DMC                   payable to DSC
                     --------------           --------------------
                         $26,837                     $3,016

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases ........................  $32,986,012
Sales ............................  $41,304,989

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate          Aggregate
     Cost of          unrealized         unrealized          Net unrealized
  investments        appreciation       depreciation          depreciation
  -----------        ------------       ------------         --------------
  $84,484,393          $793,758         ($9,273,620)          ($8,479,862)

For federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

                                     Year of
                                   expiration
                                      2007
                                   -----------
                                   $13,033,766

4. Capital Shares
Transactions in capital shares were as follows:

                                                                                      Period          Year
                                                                                       Ended          Ended
                                                                                      6/30/00        12/31/99
                                                                                      -------        --------
Shares sold:
   Standard Class ...............................................................      997,900       2,979,441
   Service Class ................................................................          747               -

Shares issued upon reinvestment of distributions from net investment income and net realized gain on investments:
   Standard Class ...............................................................      497,217       1,528,740
   Service Class ................................................................            -               -
                                                                                    ----------      ----------
                                                                                     1,495,864       4,508,181
Shares repurchased:
   Standard Class ...............................................................   (3,497,426)     (4,943,297)
   Service Class ................................................................            -               -
                                                                                    ----------      ----------
                                                                                    (3,497,426)     (4,943,297)
                                                                                    ----------      ----------
Net decrease ....................................................................   (2,001,562)       (435,116)
                                                                                    ==========      ==========

                                                                    High Yield-8

High Yield Series
Notes to Financial Statements (Continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                    High Yield-9

Delaware Group Premium Fund-International Equity Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                      Market
                                        Number of     Value
                                         Shares      (U.S. $)
 COMMON STOCK-97.21%
 Australia-10.13%
+Amcor ...........................     1,415,000   $ 4,938,347
 CSR .............................     1,904,966     5,281,328
 Foster's Brewing Group ..........     2,411,051     6,770,834
 National Australia Bank .........       587,657     9,795,687
 Orica ...........................       599,900     2,716,260
*Paperlinx .......................       471,666       893,372
                                                   -----------
                                                    30,395,828
                                                   -----------
 Belgium-1.08%
 Electrabel ......................        13,115     3,241,319
                                                   -----------
                                                     3,241,319
                                                   -----------
 France-11.13%
 Alcatel Alsthom .................       190,075    12,465,312
+Compagnie de Saint Gobain .......        34,299     4,636,243
 Societe Generale ................       108,432     6,521,079
 Total Fina Class B ..............        63,688     9,763,928
                                                   -----------
                                                    33,386,562
                                                   -----------
 Germany-8.55%
 Bayer ...........................       168,400     6,446,261
 Bayerische Hypo-und Vereinsbank .       103,900     6,794,031
 Continental .....................       117,200     1,969,073
+RWE .............................       146,000     4,954,660
 Siemens .........................        36,750     5,500,787
                                                   -----------
                                                    25,664,812
                                                   -----------
 Hong Kong-3.94%
 Hong Kong Electric ..............     1,458,000     4,694,478
 Jardine Matheson Holdings Limited       669,022     2,930,316
 Wharf Holdings ..................     2,353,285     4,211,189
                                                   -----------
                                                    11,835,983
                                                   -----------
 Japan-15.43%
 Canon ...........................       197,000     9,800,814
 Eisai ...........................       250,000     8,009,049
 Hitachi .........................       648,000     9,341,754
 Kinki Coca-Cola Bottling ........       177,000     2,351,551
 Matsushita Elecric ..............       286,000     7,410,725
 Nichido Fire & Marine ...........       479,000     2,617,734
 West Japan Railway ..............         1,669     6,762,181
                                                   -----------
                                                    46,293,808
                                                   -----------
 Malaysia-0.52%
 Oriental Holdings ...............       510,720     1,075,200
 Sime Darby ......................       380,000       488,000
                                                   -----------
                                                     1,563,200
                                                   -----------

                                                       Market
                                         Number of     Value
                                          Shares      (U.S. $)
 COMMON STOCK (Continued)
 Netherlands-7.38%
 Elsevier .........................       424,150   $ 5,138,099
+ING Groep ........................        90,200     6,096,228
 Royal Dutch Petroleum ............       109,500     6,804,818
+Unilever .........................        51,285     2,352,400
 Vopak ............................        80,534     1,768,188
                                                    -----------
                                                     22,159,733
                                                    -----------
 New Zealand-2.07%
+Carter Holt Harvey ...............     1,187,800     1,031,364
+Telecom Corporation of New Zealand     1,486,193     5,196,708
                                                    -----------
                                                      6,228,072
                                                    -----------
 Singapore-1.00%
 Overseas Chinese Banking .........       434,000     2,990,504
                                                    -----------
                                                      2,990,504
                                                    -----------
 Spain-6.99%
 Banco Santander Central
 Hispanamericano ..................       733,492     7,737,116
+Iberdrola ........................       465,800     6,002,811
+Telefonica de Espana .............       336,367     7,224,659
                                                    -----------
                                                     20,964,586
                                                    -----------
 United Kingdom-28.99%
 Bass .............................       492,145     5,502,344
 BG ...............................     1,349,176     8,695,382
 Blue Circle Industries ...........       918,236     5,945,773
 Boots ............................       648,199     4,942,528
 British Airways ..................       889,471     5,116,951
 Cable & Wireless .................       457,100     7,759,153
 GKN ..............................       482,000     6,136,368
 Glaxo Wellcome ...................       318,720     9,269,081
 Great Universal Stores ...........     1,361,000     8,498,757
 Halifax Group ....................       610,700     5,825,366
 PowerGen .........................       949,500     8,159,312
 Rio Tinto ........................       271,100     4,437,792
 Taylor Woodrow ...................     1,365,000     3,128,639
 Unigate ..........................       808,000     3,569,476
                                                    -----------
                                                     86,986,922
                                                    -----------
 Total Common Stock
 (cost $238,679,417) ..............                 291,711,329
                                                    -----------

                                                          International Equity-1

International Equity Series
Statement of Net Assets (Continued)


                                                                     Market
                                                       Principal     Value
                                                         Amount     (U.S. $)
REPURCHASE AGREEMENTS-0.54%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $328,000 U.S. Treasury Notes
   5.875% due 11/15/04, market value
   $325,592 and $211,000 U.S.Treasury
   Notes 7.875% due 11/15/04,
   market value $225,910). ............................. $540,000    $540,000
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $131,000 U.S. Treasury Notes 5.25%
   due 5/31/01, market value $130,365
   and $104,000 U.S. Treasury Notes
   6.25% due 10/31/01, market value
   $104,319 and $148,000 U.S. Treasury
   Notes 6.125% due 12/31/01, market
   value $146,865 and $164,000 U.S.
   Treasury Notes 7.25% due 5/15/04,
   market value $170,626) ..............................  541,000     541,000

                                                                      Market
                                                       Principal      Value
                                                         Amount      (U.S. $)
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $148,000 U.S. Treasury Notes 4.50%
   due 9/30/00, market value $148,681
   and $42,000 U.S. Treasury Notes
   4.625% due 11/30/00, market value
   $41,929 and $148,000 U.S. Treasury
   Notes 15.75% due 11/15/01, market
   value $168,142 and $164,000 U.S.
   Treasury Notes 11.875% due 11/15/03,
   market value $193,356) .............................. $541,000  $  541,000
                                                                   ----------
Total Repurchase Agreements
   (cost $1,622,000) ...................................            1,622,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-97.75% (cost $240,301,417) ..........................................   $293,333,329

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.25% ................................................      6,739,084
                                                                                                         ------------
NET ASSETS APPLICABLE TO 16,722,688 SHARES OUTSTANDING-100.00% .......................................   $300,072,413
                                                                                                         ============
NET ASSET VALUE-INTERNATIONAL EQUITY SERIES STANDARD CLASS ($300,067,067 / 16,722,390 SHARES) ........         $17.94
                                                                                                               ======
NET ASSET VALUE-INTERNATIONAL EQUITY SERIES SERVICE CLASS ($5,346 / 298 SHARES) ......................         $17.94
                                                                                                               ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) .......................................   $235,992,041
Undistributed net investment income** ................................................................      3,174,091
Accumulated net realized gain on investments .........................................................      7,718,179
Net unrealized appreciation of investments and foreign currencies ....................................     53,188,102
                                                                                                         ------------
Total net assets .....................................................................................   $300,072,413
                                                                                                         ============

---------------
 * Non-income producing security for the period ended June 30, 2000.
** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 + Security is partially or fully on loan.

                             See accompanying notes

                                                          International Equity-2

Delaware Group Premium Fund-
International Equity Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:
Dividends ................................   $ 5,040,704
Interest .................................       394,185
Foreign tax withheld .....................      (503,325)
                                             -----------
                                               4,931,564
                                             -----------

EXPENSES:
Management fees ..........................     1,212,116
Custodian fees ...........................        91,852
Accounting and administration ............        58,000
Reports and statements to shareholders ...        30,500
Professional fees ........................        12,500
Taxes (other than taxes on income) .......         9,950
Dividend disbursing and transfer agent
   fees and expenses .....................         7,460
Trustees' fees ...........................         2,600
Registration fees ........................         1,200
Distribution expense - Service Class .....             1
Other ....................................        22,931
                                             -----------
                                               1,449,110

Less expenses absorbed or waived .........       (90,383)
Less expenses paid indirectly ............        (5,150)
                                             -----------
Total expenses ...........................     1,353,577
                                             -----------

NET INVESTMENT INCOME ....................     3,577,987
                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ...........................     7,727,960
   Foreign currencies ....................      (117,421)
                                             -----------
   Net realized gain .....................     7,610,539
   Net change in unrealized appreciation /
    depreciation of investments and
    foreign currencies ...................    (9,445,634)
                                             -----------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ....    (1,835,095)
                                             -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................   $ 1,742,892
                                             ===========

                             See accompanying notes

Delaware Group Premium Fund-
International Equity Series
Statements of Changes in Net Assets

                                               Six Months        Year
                                             Ended 6/30/00       Ended
                                              (Unaudited)       12/31/99
                                             -------------      --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...................    $  3,577,987     $  5,483,397
Net realized gain on investments and
   foreign currencies ...................       7,610,539        7,583,008
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ...................      (9,445,634)      26,659,663
                                             ------------     ------------
Net increase in net assets resulting
   from operations ......................       1,742,892       39,726,068
                                             ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .......................      (6,674,306)      (5,284,951)
   Service Class ........................              --               --
Net realized gain on investments:
   Standard Class .......................      (5,471,283)        (385,980)
   Service Class ........................              --               --
                                             ------------     ------------
                                              (12,145,589)      (5,670,931)
                                             ------------     ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .......................     109,675,927      150,884,715
   Service Class ........................           5,001               --
Netasset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments:
   Standard Class .......................      12,145,589        5,670,931
   Service Class ........................              --               --
                                             ------------     ------------
                                              121,826,517      156,555,646
                                             ------------     ------------
Cost of shares repurchased:
   Standard Class .......................    (115,411,458)    (130,086,773)
   Service Class ........................              --               --
                                             ------------     ------------
                                             (115,411,458)    (130,086,773)
                                             ------------     ------------
Increase in net assets derived from
   capital share transactions ...........       6,415,059       26,468,873
                                             ------------     ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ...........................      (3,987,638)      60,524,010
                                             ------------     ------------
NET ASSETS:
Beginning of period .....................     304,060,051      243,536,041
                                             ------------     ------------
End of period ...........................    $300,072,413     $304,060,051
                                             ============     ============

                             See accompanying notes

                                                          International Equity-3

Delaware Group Premium Fund-International Equity Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             International Equity Series Standard Class
                                                             Six Months
                                                          Ended 6/30/00(1)                  Year Ended December 31,
                                                            (Unaudited)    1999         1998        1997         1996        1995
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period .....................    $18.630     $16.480      $15.520     $15.110      $13.120     $11.840

Income (loss) from investment operations:
Net investment income(2) .................................      0.215       0.371        0.386       0.359        0.557       0.419
Net realized and unrealized gain (loss)
   on investments and foreign currencies .................     (0.168)      2.161        1.169       0.596        1.966       1.191
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................      0.047       2.532        1.555       0.955        2.523       1.610
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income .....................     (0.405)     (0.356)      (0.595)     (0.545)      (0.420)     (0.240)
Distributions from net realized gain on investments ......     (0.332)     (0.026)        none        none       (0.113)     (0.090)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.737)     (0.382)      (0.595)     (0.545)      (0.533)     (0.330)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $17.940     $18.630      $16.480     $15.520      $15.110     $13.120
                                                              =======     =======      =======     =======      =======     =======

 Total return ............................................      0.53%      15.76%       10.33%       6.60%       20.03%      13.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $300,067    $304,060     $243,536    $198,863     $131,428     $81,548
Ratio of expenses to average net assets ..................      0.95%       0.92%        0.87%       0.85%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      1.02%       0.94%        0.88%       0.90%        0.91%       0.89%
Ratio of net investment income to average net assets .....      2.51%       2.16%        2.41%       2.28%        4.71%       3.69%
Ratio of net investment income to average net
   assets prior to expense limitation and
   expenses paid indirectly ..............................      2.44%       2.14%        2.40%       2.23%        4.60%       3.60%
Portfolio turnover .......................................        10%          9%           5%          7%           8%         19%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended June 30, 2000 and the years ended December 31, 1997, 1998 and 1999 was based on the average shares outstanding method.

                             See accompanying notes

                                                          International Equity-4

Delaware Group Premium Fund-International Equity Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                                           International Equity Series
                                                                                                  Service Class
                                                                                                    5/1/00(1)
                                                                                                        to
                                                                                                     6/30/00
                                                                                                   (Unaudited)
                                                                                           ----------------------------
Net asset value, beginning of period ......................................................           $16.780

Income from investment operations:
Net investment income(2) ..................................................................             0.110
Net realized and unrealized gain on investments and foreign currencies ....................             1.050
                                                                                                      -------
Total from investment operations ..........................................................             1.160
                                                                                                      -------

Less dividends and distributions:
Dividends from net investment income ......................................................              none
Distributions from net realized gain on investments .......................................              none
                                                                                                      -------
Total dividends and distributions .........................................................              none
                                                                                                      -------

Net asset value, end of period ............................................................           $17.940
                                                                                                      =======

Total return ..............................................................................             6.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................................................                $5
Ratio of expenses to average net assets ...................................................             1.10%
Ratio of expenses to average net assets prior to expense limitation and expenses
  paid indirectly .........................................................................             1.17%
Ratio of net investment income to average net assets ......................................             2.36%
Ratio of net investment income to average net assets prior to expense limitation
  and expenses paid indirectly ............................................................             2.29%
Portfolio turnover ........................................................................               10%

---------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                             See accompanying notes

                                                          International Equity-5

Delaware Group Premium Fund-International Equity Series
Notes to Financial Statements
June 30, 2000 (Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to International Equity Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal. It seeks to achieve its objective by investing primarily in stocks of foreign companies providing the potential for capital appreciation and income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the Statement of Operations that result from fluctuations in foreign currency exchange rates. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series became aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $3,298 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $1,852 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.85% of the first $500 million of average daily net assets of the series, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on the average daily net assets over $2,500 million.

                                                          International Equity-6

International Equity Series
Notes to Financial Statements (Continued)


DIAL has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of Delaware Management Company (DMC), to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                                 Dividend disbursing
                 Investment                         transfer agent,
                 management                         accounting fees
               fee payable to                     and other expenses
                   Dial                              payable to DSC
               --------------                   -------------------
                 $187,209                              $1,169

Certain officers of DMC, DSC, DIAL and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................    $17,990,417
   Sales .........................................    $14,309,266

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                          Aggregate        Aggregate
     Cost of              unrealized       unrealized       Net unrealized
   investments           appreciation     depreciation       appreciation
   ------------          ------------    ------------       --------------
   $240,301,417          $72,406,359     ($19,374,447)       $53,031,912

4. Capital Shares
Transactions in capital shares were as follows:

                                                         Period      Year
                                                          Ended      Ended
                                                         6/30/00    12/31/99
                                                         -------    --------
Shares sold:
   Standard Class ..................................    6,352,209   8,758,569
   Service Class ...................................          298           -

Shares issued upon reinvestment of distributions
   from net investment income and
   net realized gain on investments:
   Standard Class ..................................      724,677     356,214
   Service Class ...................................            -           -
                                                       ----------  ----------
                                                        7,077,184   9,114,783
Shares repurchased:
   Standard Class ..................................   (6,674,350) (7,575,588)
   Service Class ...................................            -           -
                                                       ----------  ----------
                                                       (6,674,350) (7,575,588)
                                                       ----------  ----------
Net increase .......................................      402,834   1,539,195
                                                       ==========  ==========

                                                          International Equity-7

International Equity Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency exchange contracts outstanding at June 30, 2000.

7. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

8. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2000 were as follows:

               Market value of                     Market value of
             securities on loan                       collateral
             ------------------                    ---------------
               $36,154,117                           $37,702,220

Net income from securities lending activities for the period ended June 30, 2000 was $75,118 and is included in interest income on the Statement of Operations.

                                                          International Equity-8

Delaware Group Premium Fund-REIT Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                        Number of       Market
                                                         Shares          Value
 Common Stock-92.45%
 Hotels/Diversified REITs-2.41%
 MeriStar Hospitality ..............................     23,100     $   485,100
                                                                    -----------
                                                                        485,100
                                                                    -----------
 Mall REITs-6.95%
*General Growth Properties .........................      7,900         250,825
 Macerich ..........................................     23,300         514,056
 Simon Property Group ..............................     28,750         637,891
                                                                    -----------
                                                                      1,402,772
                                                                    -----------
 Manufactured Housing REITs-6.59%
 Chateau Communities ...............................     24,960         705,120
 Sun Communities ...................................     18,660         623,944
                                                                    -----------
                                                                      1,329,064
                                                                    -----------
 Multifamily REITs-17.15%
 Apartment Investment & Management .................     19,310         835,158
 AvalonBay Communities .............................     18,173         758,727
 Equity Residential Properties Trust ...............     14,600         671,600
 Essex Property Trust ..............................     15,710         659,820
 Grove Property Trust ..............................     32,950         535,438
                                                                    -----------
                                                                      3,460,743
                                                                    -----------
 Office/Industrial REITs-40.93%
 Alexandria R.E.Equities ...........................     19,470         668,064
 AMB Property ......................................     34,190         779,959
 Cabot Industrial Trust ............................     17,900         352,406
 CarrAmerica Realty ................................     24,080         638,120
 Duke-Weeks Realty .................................     40,100         897,238
 Equity Office Properties Trust ....................     33,190         914,799
 Liberty Property Trust ............................     15,160         393,213
 Prentiss Properties Trust .........................     28,080         673,920
 ProLogis ..........................................     40,200         856,763
 Reckson Associates Realty .........................     32,990         783,513
 SL Green Realty ...................................     26,290         703,258
 Spieker Properties ................................     12,615         596,059
                                                                    -----------
                                                                      8,257,312
                                                                    -----------

                                                        Number of       Market
                                                         Shares          Value
 Common Stock (Continued)
 Real Estate Operating Companies-8.77%
*Catellus Development ..............................     35,900     $   538,500
 Starwood Hotels & Resorts Worldwide ...............     23,570         761,606
 Trizec Hahn .......................................     26,300         470,113
                                                                    -----------
                                                                      1,770,219
                                                                    -----------
 Retail Strip Center REITs-6.93%
 Kimco Realty ......................................     16,300         668,300
 Pan Pacific Retail Properties .....................     36,290         730,336
                                                                    -----------
                                                                      1,398,636
                                                                    -----------
 Self Storage REITs-2.72%
 Public Storage ....................................     23,400         548,438
                                                                    -----------
                                                                        548,438
                                                                    -----------
 Total Common Stock
 (cost $17,310,874) ................................                 18,652,284
                                                                    -----------



                                                                          REIT-1

REIT Series
Statement of Net Assets (Continued)


                                                      Principal         Market
                                                        Amount          Value
REPURCHASE AGREEMENTS-14.86%
With J.P. Morgan Securities 6.40% 7/3/00
 (dated 6/30/00, collateralized by $606,000
 U.S. Treasury Notes 5.875% due 11/15/04,
 market value $602,005 and $391,000
 U.S. Treasury Notes 7.875% due 11/15/04,
 market value $417,697) ...........................  $1,000,000      $1,000,000
With PaineWebber 6.50% 7/3/00
 (dated 6/30/00, collateralized by $242,000
 U.S. Treasury Notes 5.25% due 5/31/01,
 market value $241,038 and $191,000 U.S.
 Treasury Notes 6.25% due 10/31/01, market
 value $192,880 and $273,000 U.S. Treasury
 Notes 6.125% due 12/31/01, market value
 $271,547 and $303,000 U.S. Treasury
 Notes 7.25% due 5/15/04,
 market value $315,480) ...........................     999,000         999,000

                                                      Principal         Market
                                                        Amount          Value
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
 (dated 6/30/00, collateralized by $273,000
 U.S. Treasury Notes 4.50% due 9/30/00,
 market value $274,904 and $78,000
 U.S. Treasury Notes 4.625% due 11/30/00,
 market value $77,525 and $273,000
 U.S. Treasury Notes 15.75% due 11/15/01,
 market value $310,887 and $303,000
 U.S. Treasury Notes 11.875% due 11/15/03,
 market value $357,505) ...........................  $1,000,000      $1,000,000
                                                                     ----------
Total Repurchase Agreements
 (cost $2,999,000) ................................                   2,999,000
                                                                     ----------


TOTAL MARKET VALUE OF SECURITES-107.31% (COST $20,309,874) .......  $21,651,284

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(7.31%) ..........   (1,474,739)
                                                                    -----------
NET ASSETS APPLICABLE TO 2,069,734 SHARES OUTSTANDING-100.00% ....  $20,176,545
                                                                    ===========

NET ASSET VALUE-REIT SERIES STANDARD CLASS
 ($20,171,233 / 2,069,189 SHARES) ................................        $9.75
                                                                          =====
NET ASSET VALUE-REIT SERIES SERVICE CLASS
 ($5,312 / 545 SHARES) ...........................................        $9.75
                                                                          =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) ...  $18,990,512
Undistributed net investment income ..............................      374,878
Accumulated net realized loss on investments .....................     (530,255)
Net unrealized appreciation of investments .......................    1,341,410
                                                                    -----------
Total net assets .................................................  $20,176,545
                                                                    ===========

-----------
 REITs: Real Estate Investment Trusts
*Non-income producing security for the period ended June 30, 2000.

                             See accompanying notes


                                                                          REIT-2

Delaware Group Premium Fund-
REIT Series
Statement of Operations
Six Months Ended June 30, 2000 (Unaudited)


INVESTMENT INCOME:
Dividends ......................................................     $  335,123
Interest .......................................................         26,338
                                                                     ----------
                                                                        361,461
                                                                     ----------
EXPENSES:
Management fees ................................................         51,421
Reports and statements to shareholders .........................          9,923
Accounting and administration ..................................          3,027
Custodian fees .................................................          1,950
Dividend disbursing and transfer agent fees
 and expenses ..................................................          1,262
Professional fees ..............................................            570
Taxes (other than taxes on income) .............................            297
Trustees' fees .................................................            227
Registration fees ..............................................             45
Distribution expense-Service Class .............................              1
Other ..........................................................            587
                                                                     ----------
                                                                         69,310

Less expenses absorbed or waived ...............................        (10,981)
Less expenses paid indirectly ..................................           (320)
                                                                     ----------
Total expenses .................................................         58,009
                                                                     ----------

NET INVESTMENT INCOME ..........................................        303,452
                                                                     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments ...............................        (28,991)
Net change in unrealized appreciation /
   depreciation of investments .................................      1,896,210
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ................................................      1,867,219
                                                                     ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .....................................     $2,170,671
                                                                     ==========

                             See accompanying notes

Delaware Group Premium Fund-
REIT Series
Statements of Changes in Net Assets


                                                         Six Months        Year
                                                       Ended 6/30/00      Ended
                                                        (Unaudited)     12/31/99
                                                       -------------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................    $  303,452   $   486,270
Net realized loss on investments ..................       (28,991)     (325,253)
Net change in unrealized appreciation /
 depreciation of investments ......................     1,896,210      (451,401)
                                                      -----------   -----------
Net increase (decrease) in net assets
 resulting from operations ........................     2,170,671      (290,384)
                                                      -----------   -----------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...................................      (412,878)     (134,548)
 Service Class ....................................             -             -
                                                      -----------   -----------
                                                         (412,878)     (134,548)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...................................     9,468,312     7,672,323
 Service Class ....................................         4,999             -
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income:
 Standard Class ...................................       412,878       134,548
 Service Class ....................................             -             -
                                                      -----------   -----------
                                                        9,886,189     7,806,871
                                                      -----------   -----------
Cost of shares repurchased:
 Standard Class ...................................    (3,090,942)   (1,320,226)
 Service Class ....................................             -             -
                                                      -----------   -----------
                                                       (3,090,942)   (1,320,226)
                                                      -----------   -----------
Increase in net assets derived from capital
 share transactions ...............................     6,795,247     6,486,645
                                                      -----------   -----------
NET INCREASE IN NET ASSETS ........................     8,553,040     6,061,713
                                                      -----------   -----------
NET ASSETS:
Beginning of period ...............................    11,623,505     5,561,792
                                                      -----------   -----------
End of period .....................................   $20,176,545   $11,623,505
                                                      ===========   ===========
                             See accompanying notes


                                                                          REIT-3

Delaware Group Premium Fund-REIT Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                           REIT Series Standard Class
                                                                         Six Months
                                                                            Ended                                          5/4/98(2)
                                                                          6/30/00(1)               Year Ended                 to
                                                                         (Unaudited)                12/31/99               12/31/98
                                                                         -----------------------------------------------------------
Net asset value, beginning of period ................................       $8.670                   $9.100                 $10.000

Income (loss) from investment operations:
Net investment income(3) ............................................        0.205                    0.334                   0.217
Net realized and unrealized gain (loss) on investments ..............        1.157                   (0.574)                 (1.117)
                                                                           -------                  -------                 -------
Total from investment operations ....................................        1.362                   (0.240)                 (0.900)
                                                                           -------                  -------                 -------
Less dividends:
Dividends from net investment income ................................       (0.282)                  (0.190)                   none
                                                                           -------                  -------                 -------
Total dividends .....................................................       (0.282)                  (0.190)                   none
                                                                           -------                  -------                 -------
Net asset value, end of period ......................................      $  9.75                  $ 8.670                 $ 9.100
                                                                           =======                  =======                 =======
Total return ........................................................       16.20%                   (2.61%)                 (9.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............................      $20,171                  $11,624                  $5,562
Ratio of expenses to average net assets .............................        0.85%                    0.85%                   0.85%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly .................        1.01%                    0.96%                   1.02%
Ratio of net investment income to average net assets ................        4.42%                    5.65%                   6.42%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly ...........        4.26%                    5.54%                   6.25%
Portfolio turnover ..................................................          20%                      33%                     39%

-----------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.

                             See accompanying notes


                                                                          REIT-4

Delaware Group Premium Fund-REIT Series
Financial Highlights (continued)


Selected data for each share of the Series outstanding throughout the period was as follows:
                                                                     REIT Series
                                                                   Service Class
                                                                      5/1/00(1)
                                                                          to
                                                                       6/30/00
                                                                    (Unaudited)
                                                                   -------------
Net asset value, beginning of period ..........................       $9.180

Income from investment operations:
Net investment income(2) ......................................        0.056
Net realized and unrealized gain on investments ...............        0.514
                                                                      ------
Total from investment operations ..............................        0.570
                                                                      ------

Less dividends:
Dividends from net investment income ..........................         none
                                                                      ------
Total dividends ...............................................         none
                                                                      ------
Net asset value, end of period ................................        $9.75
                                                                      ======
Total return ..................................................        6.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .......................           $5
Ratio of expenses to average net assets .......................        1.00%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ..............        1.16%
Ratio of net investment income to average net assets ..........        4.27%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly .....        4.11%
Portfolio turnover ............................................          20%

-----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)Per share information was based on the average shares outstanding method.

                             See accompanying notes



                                                                          REIT-5

Delaware Group Premium Fund-REIT Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to REIT Series (the "Series"). The Series is a non-diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The objective of the Series is to seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry. The Series will invest at least 65% of its assets in stocks of real estate investment trusts.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $158 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $162 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. Lincoln Investment Management, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-advisor to the Series.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.



                                                                          REIT-6

REIT Series
Notes to Financial Statements (Continued)


On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing
                 Investment        transfer agent,             Other
                 management        accounting fees           expenses
               fee payable to     and other expenses      payable to DMC
                    DMC            payable to DSC          and affiliates
               --------------    -------------------      ---------------
                  $6,623               $1,262                  $806

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases ..........................................   $7,303,983
Sales ..............................................   $1,298,209

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                           Aggregate          Aggregate
         Cost of           unrealized         unrealized       Net unrealized
       investments        appreciation      depreciation        appreciation
       -----------        ------------      ------------       --------------
       $20,309,874         $1,492,762         ($151,352)         $1,341,410

For federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

             Year of Expiration
          2006                2007                Total
        --------            --------            --------
        $127,938            $147,232            $275,170

4. Capital Shares
Transactions in capital shares were as follows:
                                                          Period          Year
                                                          Ended          Ended
                                                         6/30/00       12/31/99
                                                         -------       --------
Shares sold:
 Standard Class .....................................   1,018,050       864,979
 Service Class ......................................         545            --

Shares issued upon reinvestment of dividends
 from net investment income:
 Standard Class .....................................      48,688        15,718
 Service Class ......................................           -             -
                                                        ---------       -------
                                                        1,067,283       880,697
Shares repurchased:
 Standard Class .....................................    (337,503)     (152,143)
 Service Class ......................................           -             -
                                                        ---------       -------
                                                         (337,503)     (152,143)
                                                        ---------       -------
Net increase ........................................     729,780       728,554
                                                        =========       =======
5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series concentrates its investments in the real estate industry and may be subject to certain risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

                                                                          REIT-7

Delaware Group Premium Fund-Select Growth Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Number of      Market
                                                          Shares        Value
 COMMON STOCK-95.73%
 Banking, Finance & Insurance-7.79%
 Capital One Financial .........................          13,700      $  611,363
 Fleet Boston Financial ........................          37,500       1,275,000
 Merrill Lynch & Company .......................          14,900       1,713,500
 Morgan Stanley Dean Witter ....................          14,000       1,165,500
 Schwab (Charles) ..............................          42,150       1,417,294
 Zions Bancorp .................................          48,600       2,230,284
                                                                      ----------
                                                                       8,412,941
                                                                      ----------
 Cable, Media & Publishing-9.84%
*AT&T-Liberty Media Class A ....................          71,400       1,731,450
*Clear Channel Communications ..................          33,700       2,527,500
 InterPublic Group .............................           5,200         223,600
 Omnicom Group .................................           5,300         472,032
*Radio One .....................................          35,700       1,055,380
*Radio One-Class D .............................          71,400       1,575,262
*USA Networks ..................................          48,200       1,042,325
*Viacom Class B ................................          29,200       1,991,075
                                                                      ----------
                                                                      10,618,624
                                                                      ----------
 Computers & Technology-21.45%
*America Online ................................          86,500       4,562,875
*Cisco Systems .................................          15,200         966,150
*Extreme Networks ..............................          34,200       3,608,100
 First Data ....................................          45,000       2,233,125
*NetIQ .........................................          22,800       1,359,450
*Peregrine Systems .............................          99,300       3,444,468
*StorageNetworks ...............................           3,700         333,925
*Sun Microsystems ..............................          16,500       1,500,469
*VeriSign ......................................          13,800       2,435,700
*Veritas Software ..............................          24,025       2,715,200
                                                                      ----------
                                                                      23,159,462
                                                                      ----------
 Consumer Products-1.90%
*Gemstar International Group Limited ...........          33,400       2,052,534
                                                                      ----------
                                                                       2,052,534
                                                                      ----------
 Electronics & Electrical Equipment-15.36%
*Altera ........................................          13,800       1,406,738
*Applied Micro Circuits ........................          20,200       1,994,750
*E-Tek Dynamics ................................           7,900       2,084,119
*Globespan .....................................          24,400       2,978,706
*JDS Uniphase ..................................          22,300       2,673,213
*Maxim Integrated Products .....................          22,000       1,494,625
*MICREL ........................................          52,600       2,284,813
*Xilinx ........................................          20,100       1,659,506
                                                                      ----------
                                                                      16,576,470
                                                                      ----------
 Healthcare & Pharmaceuticals-7.59%
*Genentech .....................................          29,000       4,988,000
*United Theraputics ............................          29,600       3,207,900
                                                                      ----------
                                                                       8,195,900
                                                                      ----------
 Industrial Machinery-1.50%
*Applied Materials .............................          17,900       1,622,188
                                                                      ----------
                                                                       1,622,188
                                                                      ----------

                                                       Number of        Market
                                                        Shares          Value
 COMMON STOCK (Continued)
 Leisure, Lodging & Entertainment-4.12%
*Bally Total Fitness Holdings ..............            39,400        $  999,775
*Brinker International .....................            40,300         1,178,775
*Outback Steakhouse ........................            47,700         1,395,225
*P.F. Chang's China Bistro .................            27,500           878,281
                                                                     -----------
                                                                       4,452,056
                                                                     -----------
 Real Estate-1.61%
*Pinnacle Holdings .........................            32,100         1,733,400
                                                                     -----------
                                                                       1,733,400
                                                                     -----------
 Retail-12.31%
*Bed Bath & Beyond .........................            42,900         1,555,125
*Best Buy ..................................            16,000         1,012,000
 Intimate Brands ...........................            42,000           829,500
*Kohl's ....................................            67,800         3,771,375
 Limited ...................................            74,400         1,608,900
*Staples ...................................            56,900           874,838
*Starbucks .................................            56,200         2,146,138
 Walgreen ..................................            46,400         1,493,500
                                                                     -----------
                                                                      13,291,376
                                                                     -----------
 Telecommunications-9.10%
*Amdocs Limited ............................            25,700         1,972,475
*American Tower Class A ....................            41,600         1,734,200
*Ditech Communications .....................             6,900           652,480
*Network Appliance .........................            28,100         2,262,050
*NEXTEL Communications .....................            34,200         2,092,612
*Nextlink Communications Class A ...........            29,200         1,107,775
                                                                     -----------
                                                                       9,821,592
                                                                     -----------
 Transportation & Shipping-1.00%
 Expeditors International ..................            22,800         1,083,000
                                                                     -----------
                                                                       1,083,000
                                                                     -----------
 Utilities-2.16%
 Duke Energy ...............................            20,700         1,166,963
 Dynegy ....................................            17,100         1,168,144
                                                                     -----------
                                                                       2,335,107
                                                                     -----------
 Total Common Stock
  (cost $84,658,273) ...................... .                        103,354,650
                                                                     -----------

                                                                 Select Growth-1

Select Growth Series
Statement of Net Assets (Continued)


                                                        Principal        Market
                                                         Amount          Value
REPURCHASE AGREEMENTS-6.35%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $892,000 U.S. Treasury Notes 4.875%
   due 11/15/04, market value $953,687
   and $1,384,000 U.S. Treasury Notes
   5.875% due 11/15/04, market
   value $1,375,236)..............................     $2,282,000     $2,282,000
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $554,000 U.S. Treasury Notes 5.25% due
   5/31/01, market value $550,634 and
   $437,000 U.S. Treasury Notes 6.25% due
   10/31/01, market value $440,622 and
   $623,000 U.S. Treasury Notes 6.125% due
   12/31/01, market value $620,330 and
   $692,000 U.S. Treasury Notes 7.25% due
   5/15/04, market value $720,692)................      2,284,000      2,284,000

                                                        Principal        Market
                                                         Amount          Value
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $623,000 U.S. Treasury Notes 4.50% due
   9/30/00, market value $627,999 and
   $178,000 U.S. Treasury Notes 4.625% due
   11/30/00, market value $177,099 and
   $623,000 U.S. Treasury Notes 15.75% due
   11/15/01, market value $710,199 and
   $692,000 U.S. Treasury Notes 11.875% due
   11/15/03, market value $816,695) ...............    $2,285,000     $2,285,000
                                                                      ----------
Total Repurchase Agreements
   (cost $6,851,000)...............................                    6,851,000
                                                                      ----------



TOTAL MARKET VALUE OF SECURITIES-102.08% (COST $91,509,273) ...........................   $110,205,650

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.08%) ...............................     (2,248,606)
                                                                                          ------------
NET ASSETS APPLICABLE TO 7,781,573 SHARES OUTSTANDING-100.00% .........................   $107,957,044
                                                                                          ============
NET ASSET VALUE-SELECT GROWTH SERIES STANDARD CLASS ($94,203,611/6,790,065 SHARES) ....         $13.87
                                                                                                ======
NET ASSET VALUE-SELECT GROWTH SERIES SERVICE CLASS ($13,753,433/991,508 SHARES) .......         $13.87
                                                                                                ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000
Shares of beneficial interest (unlimited authorization-no par) ........................    $98,829,437
Accumulated net investment loss .......................................................        (80,318)
Accumulated net realized loss on investments ..........................................     (9,488,452)
Net unrealized appreciation of investments ............................................     18,696,377
                                                                                          ------------
Total net assets ......................................................................   $107,957,044
                                                                                          ============

----------
*Non-income producing security for the period ended June 30, 2000.


                             See accompanying notes


                                                                 Select Growth-2

Delaware Group Premium Fund-Select Growth Series
Statement of Assets and Liabilities
June 30, 1999 (Unaudited)

ASSETS:
Investments at market ......................................        $110,205,650
Cash .......................................................             401,739
Dividends and interest receivable ..........................              12,636
Receivable for securities sold .............................           6,720,787
Subscriptions receivable ...................................             153,288
Other assets ...............................................               1,701
                                                                    ------------
Total assets ...............................................         117,495,801
                                                                    ------------
LIABILITIES:
Payable for securities purchased ...........................           9,508,477
Liquidations payable .......................................                 106
Other accounts payable and accrued expenses ................              30,174
                                                                    ------------
Total liabilities ..........................................           9,538,757
                                                                    ------------
TOTAL NET ASSETS ...........................................        $107,957,044
                                                                    ============
INVESTMENTS AT COST ........................................        $ 91,509,273
                                                                    ------------

                             See accompanying notes

Delaware Group Premium Fund-Select Growth Series
Statements of Operations
Six Months Ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Interest ..................................................         $   207,735
Dividends .................................................              40,893
                                                                    -----------
                                                                        248,628
                                                                    -----------
EXPENSES:
Management fees ...........................................             313,257
Accounting and administration .............................               7,175
Reports and statements to shareholders ....................               3,400
Distribution expense-Service Class ........................               2,363
Professional fees .........................................               1,300
Custodian fees ............................................               1,196
Dividend disbursing and transfer agent
   fees and expenses ......................................               1,050
Taxes (other than taxes on income) ........................                 525
Trustees' fees ............................................                 450
Registration fees .........................................                  60
Other .....................................................               1,045
                                                                    -----------
                                                                        331,821

Less expenses absorbed or waived ..........................              (1,701)
Less expenses paid indirectly .............................              (1,561)
                                                                    -----------

Total expenses ............................................             328,559
                                                                    -----------
NET INVESTMENT LOSS .......................................             (79,931)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments ..........................          (9,085,920)
Net change in unrealized appreciation/
   depreciation of investments ............................           7,263,619
                                                                    -----------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS ....................................          (1,822,301)
                                                                    -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................         ($1,902,232)
                                                                    ===========


                             See accompanying notes


                                                                 Select Growth-3

Delaware Group Premium Fund-Select Growth Series
Statements of Changes in Net Assets

                                                                         Six Months                    5/3/99*
                                                                        Ended 6/30/00                    to
                                                                         (Unaudited)                  12/31/99
                                                                        -------------                 --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss) ......................................        ($79,931)                $    41,738
Net realized gain (loss) on investments ...........................      (9,085,920)                  1,312,565
Net change in unrealized appreciation/depreciation
   of investments .................................................       7,263,619                  11,432,758
                                                                       ------------                 -----------
Net increase (decrease) in net assets resulting
   from operations ................................................      (1,902,232)                 12,787,061
                                                                       ------------                 -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .................................................         (42,125)                         --
   Service Class ..................................................              --                          --
Net realized gain on investments:
   Standard Class .................................................      (1,715,097)                         --
   Service Class ..................................................              --                          --
                                                                       ------------                 -----------
                                                                         (1,757,222)                         --
                                                                       ------------                 -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................................      53,452,326                  45,344,441
   Service Class ..................................................      12,777,840                          --
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments:
   Standard Class .................................................       1,757,222                          --
   Service Class ..................................................              --                          --
                                                                       ------------                 -----------
                                                                         67,987,388                  45,344,441
                                                                       ------------                 -----------
Cost of shares repurchased:
   Standard Class .................................................      (9,884,219)                 (4,602,949)
   Service Class ..................................................         (15,224)                         --
                                                                       ------------                 -----------
                                                                         (9,899,443)                 (4,602,949)
                                                                       ------------                 -----------
Increase in net assets derived from capital share transactions ....      58,087,945                  40,741,492
                                                                       ------------                 -----------
NET INCREASE IN NET ASSETS ........................................      54,428,491                  53,528,553
                                                                       ------------                 -----------
NET ASSETS:
Beginning of period ...............................................      53,528,553                          --
                                                                       ------------                 -----------
End of period .....................................................    $107,957,044                 $53,528,553
                                                                       ============                 ===========


----------
*Date of commencement of operations.


                             See accompanying notes


                                                                 Select Growth-4

Delaware Group Premium Fund-Select Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                               Select Growth Series Standard Class
                                                                  Six Months            5/3/99(2)
                                                                Ended 6/30/00(1)          to
                                                                 (Unaudited)           12/31/99
                                                                -------------          --------
Net asset value, beginning of period .......................       $14.300             $10.000

Income from investment operations:
Net investment income (loss)(3) ............................        (0.014)              0.011
Net realized and unrealized gain (loss) on investments              (0.124)              4.289
                                                                   -------             -------
Total from investment operations ...........................        (0.138)              4.300
                                                                   -------             -------
Less dividends and distributions:
Dividends from net investment income .......................        (0.007)               none
Distributions from net realized gain on investments ........        (0.285)               none
                                                                   -------             -------
Total dividends and distributions ..........................        (0.292)               none
                                                                   -------             -------
Net asset value, end of period .............................       $13.870             $14.300
                                                                   =======             =======

Total return ...............................................        (1.17%)             42.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................       $94,204             $53,529
Ratio of expenses to average net assets ....................         0.78%               0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........         0.78%               0.81%
Ratio of net investment income (loss) to average
   net assets ..............................................        (0.19%)              0.32%
Ratio of net investment income (loss) to average
   net assets prior to expense limitation and
   expenses paid indirectly ................................        (0.19%)              0.29%
Portfolio turnover .........................................          175%                174%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.



                             See accompanying notes



                                                                 Select Growth-5

Delaware Group Premium Fund-Select Growth Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                       Select Growth Series Service Class
                                                                                  5/1/00(1)
                                                                                     to
                                                                                   6/30/00
                                                                                 (Unaudited)
                                                                                 -----------
Net asset value, beginning of period .......................................       $13.160

Income from investment operations:
Net investment loss(2) .....................................................        (0.006)
Net realized and unrealized gain on investments ............................         0.716
                                                                                   -------
Total from investment operations ...........................................         0.710
                                                                                   -------
Less dividends and distributions:
Dividends from net investment income .......................................          none
                                                                                   -------
Distributions from net realized gain on investments ........................          none
                                                                                   -------
Total dividends and distributions ..........................................          none
                                                                                   -------
Net asset value, end of period .............................................       $13.870
                                                                                   =======
Total return ...............................................................         5.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................................       $13,753
Ratio of expenses to average net assets ....................................         0.93%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly...................         0.93%
Ratio of net investment loss to average net assets .........................        (0.34%)
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly ........................        (0.34%)
Portfolio turnover .........................................................          175%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.


                             See accompanying notes


                                                                 Select Growth-6

Delaware Group Premium Fund-Select Growth Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Select Growth Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of companies providing the potential for high earnings growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $970 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $591 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.


                                                                 Select Growth-7

Select Growth Series
Notes to Financial Statements (Continued)


On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                      Dividend disbursing            Other
               Investment               transfer agent,            expenses
               management               accounting fees             payable
             fee payable to           and other expenses            to DMC
                  DMC                   payable to DSC           and affiliates
             --------------           ------------------         --------------
                $63,338                    $4,864                   $1,626

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000 the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases............        $127,113,671
   Sales................         $66,485,962

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                                    Aggregate             Aggregate
                    Cost of         unrealized           unrealized          Net unrealized
                  investments      appreciation         depreciation          appreciation
                  -----------      ------------         ------------          ------------
                  $91,509,273       $20,360,723         ($1,664,346)           $18,696,377

4. Capital Shares
Transactions in capital shares were as follows:

                                                          Period     Period
                                                          ended       ended
                                                         6/30/00    12/31/99*
                                                         -------    ---------
Shares sold:
   Standard Class .................................    3,596,073     4,188,091
   Service Class ..................................      992,781            --

Shares issued upon reinvestment of distributions
   from net investment income and realized gain
   on investments:
   Standard Class .................................      105,286            --
   Service Class ..................................           --            --
                                                       ---------     ---------
                                                       4,694,140     4,188,091
Shares repurchased:
   Standard Class .................................     (655,031)     (444,354)
   Service Class ..................................       (1,273)           --
                                                       ---------     ---------
                                                        (656,304)     (444,354)
                                                       ---------     ---------
Net increase ......................................    4,037,836     3,743,737
                                                       =========     =========

----------
*Commenced operations on 5/3/99.

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series invests a significant portion of its assets in small and medium-sized companies and may be subject to certain risks associated with ownership of securities of small and medium-sized companies. Investments in smaller companies may be more volatile than investments in larger companies because of the limited financial resources of small and medium-sized companies or their dependence on narrow product lines.


                                                                 Select Growth-8

Delaware Group Premium Fund-Small Cap Value Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                               Number of     Market
                                                 Shares      Value
 COMMON STOCK-96.02%
 Automobiles & Automotive Parts-2.65%
 Borg-Warner Automotive .................        34,708   $ 1,219,119
 Clarcor ................................        60,550     1,203,431
                                                          -----------
                                                            2,422,550
                                                          -----------
 Banking, Finance & Insurance-17.56%
 Associated Banc-Corp ...................        39,380       858,976
*Avis Group Holdings ....................        77,200     1,447,500
 Bank United ............................        37,400     1,316,013
 Centura Banks ..........................        11,600       393,675
 Colonial Bancgroup .....................       121,700     1,171,363
 Commercial Federal .....................        59,900       932,194
 Compass Bancshares .....................        66,500     1,134,656
 Cullen Frost Bankers ...................        50,800     1,336,675
 Everest Reinsurance Holdings ...........        54,200     1,781,825
*Financial Federal ......................        74,850     1,300,519
 Hudson United Bancorp ..................        56,000     1,256,500
 Liberty Financial Companies ............        50,500     1,107,844
*PMI Group ..............................        22,600     1,073,500
 Westamerica Bancorporation .............        35,600       930,050
                                                          -----------
                                                           16,041,290
                                                          -----------
 Buildings & Materials-2.24%
 D.R. Horton ............................        91,900     1,246,394
*Griffon ................................       144,600       804,338
                                                          -----------
                                                            2,050,732
                                                          -----------
 Business Services-1.50%
*Modis Professional Services ............       154,300     1,369,413
                                                          -----------
                                                            1,369,413
                                                          -----------
 Cable, Media & Publishing-0.56%
*Belo (A.H.) ............................        29,700       514,181
                                                          -----------
                                                              514,181
                                                          -----------
 Chemicals-6.07%
 Crompton ...............................        64,200       786,450
 Hanna (M.A.) ...........................        86,400       777,600
 Minerals Technologies ..................        20,300       933,800
 OM Group ...............................        41,700     1,834,800
*Scotts .................................        33,200     1,211,800
                                                          -----------
                                                            5,544,450
                                                          -----------
 Computers & Technology-2.72%
*Mercury Computer Systems ...............        32,500     1,050,156
*Synopsys ...............................        41,600     1,437,800
                                                          -----------
                                                            2,487,956
                                                          -----------
 Electronics & Electrical Equipment-5.49%
*Burr-Brown .............................        13,000     1,126,938
*Galileo Technology .....................        63,100     1,356,650
*International Rectifier ................        23,100     1,293,600
*Plexus .................................        11,000     1,243,000
                                                          -----------
                                                            5,020,188
                                                          -----------
 Energy-14.81%
 Helmerich & Payne ......................        53,800     2,010,775
*Louis Dreyfus Natural Gas ..............        28,800       901,800
*Marine Drilling ........................        30,400       851,200
 NICOR ..................................        56,900     1,856,363
 NUI ....................................        36,600       988,200
*Ocean Energy ...........................        96,200     1,364,838
*Oceaneering International ..............        69,500     1,320,500
*Santa Fe Snyder ........................       155,500     1,768,813
*Tom Brown ..............................        47,400     1,093,163
 Valero Energy ..........................        43,600     1,384,300
                                                          -----------
                                                           13,539,952
                                                          -----------
                                          Number of    Market
                                            Shares     Value
 COMMON STOCK (Continued)
 Engineering & Construction-1.86%
*Jacobs Engineering Group ..........       52,000   $1,699,750
                                                    ----------
                                                     1,699,750
                                                    ----------
 Food, Beverage & Tobacco-3.89%
*Suiza Foods .......................       53,500    2,614,813
 Universal Foods ...................       50,800      939,800
                                                    ----------
                                                     3,554,613
                                                    ----------
 Healthcare & Pharmaceuticals-9.58%
*AmeriSource Health Class A ........       44,100    1,367,100
*BioChem Pharma ....................       35,500      874,188
*Conmed ............................       46,400    1,200,600
 Invacare ..........................       49,100    1,288,875
 Mentor ............................       29,400      799,313
*Varian Medical Systems ............       82,400    3,223,900
                                                    ----------
                                                     8,753,976
                                                    ----------
 Industrial Machinery-2.44%
 Harsco ............................       37,100      946,050
 Milacron ..........................       88,400    1,281,800
                                                    ----------
                                                     2,227,850
                                                    ----------
 Metals & Mining-1.06%
 CIRCOR International ..............       20,700      169,481
*Mueller Industries ................       28,500      798,000
                                                    ----------
                                                       967,481
                                                    ----------
 Real Estate-7.87%
 Cabot Industrial Trust ............       83,900    1,651,781
 Kilroy Realty .....................       47,700    1,237,219
 Pan Pacific Retail Properties .....       77,600    1,561,700
 Prentiss Properties Trust .........       60,800    1,459,200
 Reckson Associates Realty .........       54,000    1,282,500
                                                    ----------
                                                     7,192,400
                                                    ----------
 Retail-4.05%
*BJ's Wholesale Club ...............       38,500    1,270,500
*Zale ..............................       66,600    2,430,900
                                                    ----------
                                                     3,701,400
                                                    ----------
 Telecommunications-1.67%
*Brightpoint .......................      132,000    1,142,625
*Harmonic ..........................       15,400      381,150
                                                    ----------
                                                     1,523,775
                                                    ----------
 Textiles, Apparel & Furniture-2.20%
*Furniture Brands International ....       67,000    1,013,375
 Wolverine World Wide ..............      100,800      995,400
                                                    ----------
                                                     2,008,775
                                                    ----------
 Transportation & Shipping-2.64%
 Alexander & Baldwin ...............       46,500    1,025,906
*Mesaba Holdings ...................       84,000      803,250
 USFreightways .....................       23,900      587,044
                                                    ----------
                                                     2,416,200
                                                    ----------
 Utilities-1.90%
 California Water Service Group ....       30,100      729,925
 Conectiv ..........................       64,400    1,002,225
                                                    ----------
                                                     1,732,150
                                                    ----------
 Miscellaneous-3.26%
 Federal Signal ....................       94,500    1,559,250
 Smith (A.O.) ......................       67,650    1,416,422
                                                    ----------
                                                     2,975,672
                                                    ----------
 Total Common Stock
 (cost $84,175,366) ................                87,744,754
                                                    ----------

                                                               Small Cap Value-1

Small Cap Value Series
Statement of Net Assets (Continued)


                                                       Principal    Market
                                                         Amount     Value
REPURCHASE AGREEMENTS-5.04%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $931,000 U.S. Treasury Notes 5.875%
   due 11/15/04, market value $924,385
   and $600,000 U.S. Treasury Notes
   7.875% due 11/15/04,
   market value $641,378) ............................ $1,533,000  $1,533,000
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $372,000 U.S. Treasury Notes 5.25%
   due 5/31/01, market value $370,117
   and $294,000 U.S. Treasury Notes
   6.25% due 10/31/01, market value
   $296,170 and $419,000 U.S. Treasury
   Notes 6.125% due 12/31/01, market
   value $416,964 and $465,000 U.S.
   Treasury Notes 7.25% due 5/15/04,
   market value $484,423) ............................  1,536,000   1,536,000


                                                       Principal    Market
                                                         Amount     Value
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $419,000 U.S. Treasury Notes 4.50%
   due 9/30/00, market value $422,119
   and $119,000 U.S. Treasury Notes
   4.625% due 11/30/00, market value
   $119,040 and $419,000 U.S. Treasury
   Notes 15.75% due 11/15/01, market
   value $477,371 and $465,000 U.S.
   Treasury Notes 11.875% due 11/15/03,
   market value $548,953) ...........................  $1,536,000  $1,536,000
                                                                   ----------
Total Repurchase Agreements
   (cost $4,605,000) ...............................                4,605,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-101.06% (cost $88,780,366) ....................................    $92,349,754

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.06%) ........................................       (973,084)
                                                                                                    -----------
NET ASSETS APPLICABLE TO 6,106,706 SHARES OUTSTANDING-100.00% ..................................    $91,376,670
                                                                                                    ===========

NET ASSET VALUE-SMALL CAP VALUE SERIES STANDARD CLASS ($91,371,642 / 6,106,370 SHARES) .........         $14.96
                                                                                                         ======
NET ASSET VALUE-SMALL CAP VALUE SERIES SERVICE CLASS ($5,028 / 336 SHARES) .....................         $14.96
                                                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) .................................    $92,085,135
Undistributed net investment income ............................................................        535,867
Accumulated net realized loss on investments ...................................................     (4,813,720)
Net unrealized appreciation of investments .....................................................      3,569,388
                                                                                                    -----------
Total net assets ...............................................................................    $91,376,670
                                                                                                    ===========

---------------
*Non-income producing security for the period ended June 30, 2000.

                             See accompanying notes

                                                               Small Cap Value-2

Delaware Group Premium Fund-
Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:
Dividends .................................   $   782,540
Interest ..................................       143,701
                                              -----------
                                                  926,241
                                              -----------
EXPENSES:
Management fees ...........................       342,799
Reports and statements to shareholders ....        23,675
Accounting and administration .............        18,748
Professional fees .........................         6,680
Dividend disbursing and transfer agent fees
   and expenses ...........................         3,612
Taxes (other than taxes on income) ........         2,700
Trustee's fees ............................         1,607
Custodian fees ............................         1,028
Distribution expense-Service Class ........             1
Other .....................................         4,479
                                              -----------
                                                  405,329

Less expenses absorbed or waived ..........       (14,382)
Less expenses paid indirectly .............        (1,906)
                                              -----------
Total expenses ............................       389,041
                                              -----------

NET INVESTMENT INCOME .....................       537,200

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ..........    (4,149,390)
Net change in unrealized appreciation /
   depreciation of investments ............     3,714,115
                                              -----------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS ....................      (435,275)
                                              -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............   $   101,925
                                              ===========

                             See accompanying notes

Delaware Group Premium Fund-
Small Cap Value Series
Statements of Changes in Net Assets

                                                      Six Months      Year
                                                    Ended 6/30/00     Ended
                                                     (Unaudited)     12/31/99
                                                    -------------    --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ............................. $   537,200    $  1,127,259
Net realized gain (loss) on investments ...........  (4,149,390)      2,075,493
Net change in unrealized appreciation /
   depreciation of investments ....................   3,714,115      (8,409,767)
                                                    -----------    ------------
Net increase (decrease) in net assets
   resulting from operations ......................     101,925      (5,207,015)
                                                    -----------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class .................................  (1,124,954)     (1,227,218)
   Service Class ..................................           -               -
Net realized gain on investments:
   Standard Class .................................  (1,404,672)       (503,474)
   Service Class ..................................           -               -
                                                    -----------    ------------
                                                     (2,529,626)     (1,730,692)
                                                    -----------    ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................  10,259,988      18,087,758
   Service Class ..................................       5,000               -
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments:
   Standard Class .................................   2,529,626       1,730,692
   Service Class ..................................           -               -
                                                    -----------    ------------
                                                     12,794,614      19,818,450
                                                    -----------    ------------
Cost of shares repurchased:
   Standard Class ................................. (14,415,125)    (21,445,285)
   Service Class ..................................           -               -
                                                    -----------    ------------
                                                    (14,415,125)    (21,445,285)
                                                    -----------    ------------
Decrease in net assets derived
   from capital share transactions ................  (1,620,511)     (1,626,835)
                                                    -----------    ------------

NET DECREASE IN NET ASSETS ........................  (4,048,212)     (8,564,542)
                                                    -----------    ------------

NET ASSETS:
Beginning of period ...............................  95,424,882     103,989,424
                                                    -----------    ------------
End of period ..................................... $91,376,670    $ 95,424,882
                                                    ===========    ============

                             See accompanying notes

                                                               Small Cap Value-3

Delaware Group Premium Fund-Small Cap Value Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                               Small Cap Value Series Standard Class
                                                            Six Months
                                                               Ended
                                                            6/30/00(1)                    Year Ended December 31,
                                                            (Unaudited)     1999        1998         1997        1996         1995
                                                            ----------------------------------------------------------------------
Net asset value, beginning of period ......................   $15.360     $16.450      $17.920     $14.500      $12.470     $10.290

Income (loss) from investment operations:
Net investment income(2) ..................................     0.089       0.182        0.196       0.122        0.112       0.192
Net realized and unrealized gain (loss) on investments ....    (0.073)     (0.997)      (1.036)      4.338        2.548       2.208
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................     0.016      (0.815)      (0.840)      4.460        2.660       2.400
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.185)     (0.195)      (0.135)     (0.110)      (0.180)     (0.150)
Distributions from net realized gain on investments .......    (0.231)     (0.080)      (0.495)     (0.930)      (0.450)     (0.070)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................    (0.416)     (0.275)      (0.630)     (1.040)      (0.630)     (0.220)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $14.960     $15.360      $16.450     $17.920      $14.500     $12.470
                                                              =======     =======      =======     =======      =======     =======

 Total return .............................................     0.24%      (4.86%)      (4.79%)     32.91%       22.55%      23.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $91,372     $95,425     $103,989     $84,071      $23,683     $11,929
Ratio of expenses to average net assets ...................     0.85%       0.85%        0.83%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........     0.88%       0.85%        0.85%       0.90%        0.99%       0.96%
Ratio of net investment income to average net assets ......     1.18%       1.16%        1.32%       1.24%        1.28%       2.13%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     1.15%       1.16%        1.30%       1.14%        1.09%       1.97%
Portfolio turnover ........................................       90%         47%          45%         41%          84%         71%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.

                             See accompanying notes

                                                               Small Cap Value-4

Delaware Group Premium Fund-Small Cap Value Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                                                              Small Cap Value Series
                                                                                                                   Service Class
                                                                                                                     5/1/00(1)
                                                                                                                         to
                                                                                                                      6/30/00
                                                                                                                    (Unaudited)
                                                                                                              ----------------------
Net asset value, beginning of period .........................................................................        $14.860

Income from investment operations:
Net investment income(2) .....................................................................................          0.025
Net realized and unrealized gain on investments ..............................................................          0.075
                                                                                                                       ------
Total from investment operations .............................................................................          0.100
                                                                                                                       ------

Less dividends and distributions:
Dividends from net investment income .........................................................................           none
Distributions from net realized gain on investments ..........................................................           none
                                                                                                                       ------
Total dividends and distributions ............................................................................           none
                                                                                                                       ------

Net asset value, end of period ...............................................................................        $14.960
                                                                                                                      =======

Total return .................................................................................................          0.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................................................................             $5
Ratio of expenses to average net assets ......................................................................          1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly .............          1.03%
Ratio of net investment income to average net assets .........................................................          1.03%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly           1.00%
Portfolio turnover ...........................................................................................            90%

----------
(1) Date of commencement of operations; Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                             See accompanying notes

                                                               Small Cap Value-5

Delaware Group Premium Fund-Small Cap Value Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Small Cap Value Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation. It seeks to achieve its objective by investing in stocks of small companies whose market value appears low relative to underlying value or future earnings and growth potential.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,057 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $849 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.


                                                               Small Cap Value-6

Small Cap Value Series
Notes to Financial Statements (Continued)


On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                                Dividend disbursing
                 Investment                       transfer agent,
                 management                       accounting fees
               fee payable to                    and other expenses
                    DMC                             payable to DSC
               --------------                   -------------------
                  $50,996                             $4,086

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................    $38,988,397
   Sales .........................................    $40,452,701

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate         Aggregate
     Cost of          unrealized        unrealized          Net unrealized
   investments       appreciation      depreciation          depreciation
   -----------       ------------      ------------         --------------
   $88,780,366        $10,337,696      ($6,768,308)           $3,569,388

4. Capital Shares
Transactions in capital shares were as follows:

                                                          Period     Year
                                                           Ended     Ended
                                                          6/30/00   12/31/99
                                                          -------   --------
Shares sold:
   Standard Class .....................................   695,546   1,162,723
   Service Class ......................................       336           -

Shares issued upon reinvestment of distributions
   from net investment income and net realized
   gain on investments:
   Standard Class .....................................   173,261     118,948
   Service Class ......................................         -           -
                                                         --------  ----------
                                                          869,143   1,281,671
Shares repurchased:
   Standard Class .....................................  (973,454) (1,390,784)
   Service Class ......................................         -           -
                                                         --------  ----------
                                                         (973,454) (1,390,784)
                                                         --------  ----------
Net decrease ..........................................  (104,311)   (109,113)
                                                         ========  ==========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in smaller companies may be more volatile than investments in larger companies because of the limited financial resources of smaller companies or their dependence on narrow product lines.

                                                               Small Cap Value-7

Delaware Group Premium Fund-Social Awareness Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                          Number of   Market
                                                           Shares     Value
   COMMON STOCK-99.01%
   Banking, Finance & Insurance-19.10%
   A.G. Edwards .....................................       4,745  $  185,055
   Allmerica Financial ..............................       2,000     104,750
   Allstate .........................................       6,380     141,955
   American Express .................................       8,400     437,850
   American International Group .....................       4,125     484,687
   Bank of America ..................................      15,100     649,300
   Bank One .........................................       3,012      80,006
   Citigroup ........................................      15,735     948,034
   City National ....................................       2,300      81,650
   Comerica .........................................       2,662     119,457
   Countrywide Credit ...............................       3,600     109,125
   Dime Bancorp .....................................      12,800     201,600
   Federal Home Loan ................................       2,100      85,050
   Federal National Mortgage ........................       7,000     365,312
   First Union ......................................       3,200      79,400
   Hibernia Class A .................................      11,500     125,062
   J.P. Morgan ......................................       1,600     176,200
   John Nuveen ......................................       3,000     125,812
   Marsh & McLennan .................................       3,215     335,767
   Merrill Lynch & Company ..........................       1,500     172,500
   Metris ...........................................       5,565     139,821
   MGIC Investment ..................................       1,800      81,900
   Morgan Stanley Dean Witter .......................       6,100     507,825
   National City ....................................       7,220     123,191
   Paine Webber Group ...............................       3,870     176,085
   PMI Group ........................................       2,350     111,625
   PNC Financial Group ..............................       5,500     257,813
   SLM Holding ......................................       3,002     112,387
   SouthTrust .......................................       3,400      76,925
   St. Paul .........................................       2,500      85,313
   T. Rowe Price Associates .........................       2,200      93,500
   UnionBanCal ......................................       6,900     128,081
   Washington Mutual ................................       4,000     115,500
                                                                    ---------
                                                                    7,018,538
                                                                    ---------
   Buildings & Materials-0.43%
   Kaufman & Broad Home .............................       8,000     158,500
                                                                    ---------
                                                                      158,500
                                                                    ---------
   Cable, Media & Publishing-5.42%
   Dun and Bradstreet ...............................       4,805     137,543
   Gannett ..........................................       2,070     123,812
   Knight-Ridder ....................................       1,900     101,056
   McGraw-Hill ......................................       5,800     313,200
   New York Times ...................................       8,200     323,900
   Omnicom Group ....................................       1,200     106,875
   Reynolds & Reynolds Class A ......................       6,700     122,275
  *R.H. Donnelley ...................................       5,361     103,869
   Time Warner ......................................       3,100     235,600
  *Valassis Communications ..........................       6,400     244,000
   Viacom Class B ...................................       2,600     177,288
                                                                    ---------
                                                                    1,989,418
                                                                    ---------
   Chemicals-0.70%
   Lubrizol .........................................      12,100     254,100
                                                                    ---------
                                                                      254,100
                                                                    ---------

                                                          Number of   Market
                                                           Shares     Value
   COMMON STOCK (Continued)
   Computers & Technology-23.25%
   Adobe Systems ....................................       1,100  $  143,000
  *America Online ...................................       8,200     432,550
  *Apple Computer ...................................       6,600     345,675
  *Applied Materials ................................       2,800     253,750
  *BMC Software .....................................       3,100     113,102
  *Cisco Systems ....................................      24,400   1,550,925
   Compaq Computer ..................................       5,000     127,812
   Computer Associates International ................       8,600     440,212
  *Compuware ........................................       7,100      73,662
  *Comverse Technology ..............................       3,600     334,800
  *Dell Computer ....................................       8,500     419,156
   Deluxe ...........................................       3,800      89,537
  *EMC ..............................................      13,880   1,067,892
  *Lexmark International Group A ....................       1,400      94,150
   Linear Technology ................................       1,400      89,512
   Micron Technology ................................       4,100     361,056
  *Microsoft ........................................      18,060   1,444,800
  *Oracle ...........................................       8,000     672,500
   SunGard Data Systems .............................       4,000     124,000
  *Symantec .........................................       1,300      70,119
  *Teradyne .........................................       2,800     205,800
  *Yahoo ............................................         700      86,713
                                                                    ---------
                                                                    8,540,723
                                                                    ---------
   Consumer Products-2.82%
   Avon Products ....................................       4,060     180,670
   Clorox ...........................................       2,380     106,654
   Gillete ..........................................       3,300     115,294
   Keebler Foods ....................................       9,300     345,262
  *United Stationers ................................       8,900     288,138
                                                                    ---------
                                                                    1,036,018
                                                                    ---------
   Electronics & Electrical Equipment-2.83%
   Avnet ............................................       2,000     118,500
   AVX ..............................................       2,900      66,519
   General Cable ....................................       8,000      65,000
  *LSI Logic ........................................       5,200     281,450
   Novellus Systems .................................       2,100     118,781
  *Sanmina ..........................................       2,800     239,400
  *Waters ...........................................       1,200     149,775
                                                                    ---------
                                                                    1,039,425
                                                                    ---------
   Energy-6.00%
   Apache ...........................................       6,900     405,806
   BP Amoco ADR .....................................      12,800     724,000
   Enron ............................................      10,800     696,600
   Equitable Resources ..............................       5,800     279,850
  *Noble Drilling ...................................       2,300      94,731
                                                                    ---------
                                                                    2,200,987
                                                                    ---------
   Food & Beverage-2.72%
   General Mills ....................................       6,400     244,800
   McCormick and Company ............................       3,500     113,750
   Quaker Oats ......................................       3,925     294,866
  *Suiza Foods ......................................       3,900     190,613
   Supervalu ........................................       5,000      95,313
   Universal Foods ..................................       3,200      59,200
                                                                    ---------
                                                                      998,542
                                                                    ---------



                                                              Social Awareness-1

Social Awareness Series
Statement of Net Assets (Continued)


                                                          Number of   Market
                                                           Shares     Value
   COMMON STOCK (Continued)
   Healthcare & Pharmaceuticals-10.30%
  *AmeriSource Health Class A .......................       5,200  $  161,200
  *Amgen ............................................       7,500     526,875
   Beckman Coulter ..................................       1,700      99,237
   Bergen Brunswig Class A ..........................      12,294      67,617
  *Biogen ...........................................       1,600     103,200
  *Boston Scientific ................................       4,000      87,750
   Cardinal Health ..................................       3,553     262,922
   C.R. Bard ........................................       5,100     245,437
   Eli Lilly ........................................      12,500   1,248,437
   ICN Pharmaceuticals ..............................       2,800      77,875
   IVAX .............................................       5,100     211,650
   McKesson .........................................       4,600      96,313
   Medtronic ........................................       9,688     482,584
   Mylan Laboratories ...............................       6,200     113,150
                                                                    ---------
                                                                    3,784,247
                                                                    ---------
   Industrial Machinery-1.31%
   Illinois Tool Works ..............................       4,121     234,897
   Ingersoll-Rand ...................................       6,100     245,525
                                                                    ---------
                                                                      480,422
                                                                    ---------
   Leisure, Lodging & Entertainment-1.33%
   McDonald's .......................................       6,200     204,213
   Walt Disney ......................................       7,300     283,331
                                                                    ---------
                                                                      487,544
                                                                    ---------
   Metals & Mining-0.31%
   Cleveland Cliffs Iron ............................       2,700      69,694
   Worthington Industries ...........................       4,300      45,150
                                                                    ---------
                                                                      114,844
                                                                    ---------
   Retail-6.40%
   Home Depot .......................................      11,400     569,287
   Lowe's Companies .................................       3,800     156,038
   Ross Stores ......................................       5,300      90,431
  *Safeway ..........................................       3,000     135,375
   Target ...........................................       1,600      92,800
   TJX ..............................................       8,520     159,750
   Tupperware .......................................       3,600      79,200
   Wal-Mart Stores ..................................      14,800     852,850
  *Zale .............................................       5,900     215,350
                                                                    ---------
                                                                    2,351,081
                                                                    ---------

                                                          Number of   Market
                                                           Shares     Value
   COMMON STOCK (Continued)
   Telecommunications-14.30%
   ALLTEL ...........................................       4,850  $  300,397
   BellSouth ........................................      14,280     608,685
   Corning ..........................................       3,300     890,587
   Nortel Networks ..................................      13,700     935,025
  *QUALCOMM .........................................       1,100      66,000
   SBC Communications ...............................      22,300     964,475
   Sprint ...........................................       1,500      76,500
  *Tellabs ..........................................       3,000     205,313
   U.S. West ........................................       5,370     460,478
   Vodafone Group ADR ...............................       5,000     207,188
  *WORLDCOM .........................................      11,700     536,738
                                                                    ---------
                                                                    5,251,386
                                                                    ---------
   Textiles, Apparel & Furniture-0.18%
   Westpoint Stevens ................................       5,900      65,638
                                                                    ---------
                                                                       65,638
                                                                    ---------
   Transportation & Shipping-1.03%
   Delta Air Lines ..................................       2,300     116,294
   Tidewater ........................................       4,400     158,400
   UAL ..............................................       1,800     104,738
                                                                    ---------
                                                                      379,432
                                                                    ---------
   Utilities-0.58%
   Puget Sound Energy ...............................      10,000     213,125
                                                                    ---------
                                                                      213,125
                                                                    ---------
   Total Common Stock
   (cost $28,951,091) ...............................              36,363,970
                                                                   ----------



                                                              Social Awareness-2

Social Awareness Series
Statement of Net Assets (Continued)


                                                          Principal   Market
                                                           Amount     Value
REPURCHASE AGREEMENTS -1.07%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $79,000 U.S. Treasury Notes
   5.875% due 11/15/04,
   market value $78,688 and $51,000
   U.S. Treasury Notes 7.875% due 11/15/04,
   market value $54,597) ............................    $130,500    $130,500
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by $32,000
   U.S. Treasury Notes 5.25% due 5/31/01,
   market value $31,506 and $36,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $35,494 and $25,000
   U.S. Treasury Notes 6.25% due 10/31/01,
   market value $25,211 and $40,000
   U.S. Treasury Notes 7.25% due 5/15/04,
   market value $41,236) ............................     130,750     130,750




                                                          Principal   Market
                                                           Amount     Value
REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by $36,000
   U.S. Treasury Notes 4.50% due 9/30/00,
   market value $35,933 and $10,000
   U.S. Treasury Notes 4.625% due 11/30/00,
   market value $10,133 and $40,000
   U.S. Treasury Notes 11.875% due 11/15/03,
   market value $46,730 and $36,000
   U.S. Treasury Notes 15.75% due 11/15/01,
   market value $40,636) ............................    $130,750    $130,750
                                                                     --------
Total Repurchase Agreements
   (cost $392,000) ..................................                 392,000
                                                                     --------




TOTAL MARKET VALUE OF SECURITIES-100.08% (cost $29,343,091) ......  $36,755,970

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.08%) ..........      (27,967)
                                                                    -----------
NET ASSETS APPLICABLE TO 2,222,315 SHARES OUTSTANDING-100.00% ...   $36,728,003
                                                                    ===========
NET ASSET VALUE-SOCIAL AWARENESS SERIES STANDARD CLASS
 ($36,722,977 / 2,222,011 SHARES) ................................       $16.53
                                                                         ======
NET ASSET VALUE-SOCIAL AWARENESS SERIES SERVICE CLASS
 ($5,026 / 304 SHARES) ...........................................       $16.53
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000
Shares of beneficial interest (unlimited authorization-no par) ...  $29,190,404
Undistributed net investment income ..............................       47,131
Accumulated net realized gain on investments .....................       77,589
Net unrealized appreciation of investments .......................    7,412,879
                                                                    -----------
Total net assets .................................................  $36,728,003
                                                                    ===========
----------
* Non income producing security for the six months ended June 30, 2000. ADR-American Depositary Receipt

                             See accompanying notes



                                                              Social Awareness-3

Delaware Group Premium Fund-
Social Awareness Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:
Dividends ...........................................    $188,022
Interest ............................................      14,497
                                                         --------
                                                          202,519
                                                         --------

EXPENSES:
Management fees .....................................     134,728
Reports and statements to shareholders ..............      14,724
Accounting and administration .......................       6,285
Dividend disbursing and transfer agent
   fees and expenses ................................       2,090
Taxes (other than taxes on income) ..................       1,575
Registration fees ...................................       1,000
Trustees' fees ......................................         701
Custodian fees ......................................         238
Distribution expense-Service Class ..................           1
Other ...............................................       1,554
                                                         --------
                                                          162,896
Less expenses absorbed or waived ....................      (9,508)
Less expenses paid indirectly .......................        (503)
                                                         --------

Total expenses ......................................     152,885
                                                         --------

NET INVESTMENT INCOME ...............................      49,634
                                                         --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ....................     310,387
Net change in unrealized appreciation /
   depreciation of investments ......................     110,179
                                                         --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ...................................     420,566
                                                         --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................    $470,200
                                                         ========

                             See accompanying notes

Delaware Group Premium Fund-
Social Awareness Series
Statements of Changes in Net Assets

                                                        Six Months        Year
                                                       Ended 6/30/00      Ended
                                                       (Unaudited)      12/31/99
                                                       -------------    --------

INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ............................... $    49,634   $    95,809
Net realized gain on investments ....................     310,387       344,943
Net change in unrealized appreciation /
   depreciation of investments ......................     110,179     3,613,446
                                                       ----------   -----------
Net increase in net assets resulting
   from operations ..................................     470,200     4,054,198
                                                       ----------   -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...................................     (94,365)     (123,491)
   Service Class ....................................           -             -
                                                       ----------   -----------
                                                          (94,365)     (123,491)
                                                       ----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...................................   4,835,544    15,310,894
   Service Class ....................................       5,001             -
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   Standard Class ...................................      94,365       123,491
   Service Class ....................................           -             -
                                                      -----------   -----------
                                                        4,934,910    15,434,385
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class ...................................  (5,321,360)   (9,588,372)
   Service Class ....................................           -             -
                                                      -----------   -----------
                                                       (5,321,360)   (9,588,372)
                                                      -----------   -----------
Increase (decrease) in net assets derived
   from capital share transactions ..................    (386,450)    5,846,013
                                                      -----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS .......................................     (10,615)    9,776,720
                                                      -----------   -----------

NET ASSETS:
Beginning of period .................................  36,738,618    26,961,898
                                                      -----------   ----------
End of period ....................................... $36,728,003   $36,738,618
                                                      ===========   ===========

                             See accompanying notes



                                                              Social Awareness-4

Delaware Group Premium Fund-Social Awareness Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 Social Awareness Series Standard Class
                                                           Six Months                              5/1/97(2)
                                                          Ended 6/30/00(1)  Year Ended December 31,    to
                                                            (Unaudited)     1999        1998        12/31/97
                                                          --------------------------------------------------

Net asset value, beginning of period ......................   $16.360     $14.550      $12.840     $10.000

Income from investment operations:
Net investment income(3) ..................................     0.022       0.036        0.065       0.051
Net realized and unrealized gain on investments ...........     0.190       1.834        1.880       2.789
                                                              -------     -------      -------     -------
Total from investment operations ..........................     0.212       1.870        1.945       2.840
                                                              -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.042)     (0.060)      (0.050)       none
Distributions from net realized gain on investments .......      none        none       (0.185)       none
                                                              -------     -------      -------     -------
Total dividends and distributions .........................    (0.042)     (0.060)      (0.235)       none
                                                              -------     -------      -------     -------

Net asset value, end of period ............................   $16.530     $16.360      $14.550     $12.840
                                                              =======     =======      =======     =======

 Total return .............................................     1.29%      12.91%       15.45%      28.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $36,723     $36,739      $26,962      $7,800
Ratio of expenses to average net assets ...................     0.85%       0.85%        0.83%       0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................     0.90%       0.90%        0.89%       1.40%
Ratio of net investment income to average net assets ......     0.27%       0.30%        0.80%       1.13%
Ratio of net investment income to average net assets
   prior to expense limitation
   and expenses paid indirectly ...........................     0.22%       0.25%        0.74%       0.53%
Portfolio turnover ........................................       41%         22%          30%         52%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.

                             See accompanying notes



                                                              Social Awareness-5

Delaware Group Premium Fund-Social Awareness Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                           Social Awareness Series Service Class
                                                              5/1/00(1)
                                                                 to
                                                               6/30/00
                                                            (Unaudited)
                                                            -----------

Net asset value, beginning of period ........................   $16.440

Income from investment operations:
Net investment income(2) ....................................     0.004
Net realized and unrealized gain on investments .............     0.086
                                                                -------
Total from investment operations ............................     0.090
                                                                -------

Less dividends and distributions:
Dividends from net investment income ........................      none
Distributions from net realized gain on investments .........      none
                                                                -------
Total dividends and distributions ...........................      none
                                                                -------

Net asset value, end of period ..............................    $16.53
                                                                =======

Total return ................................................     0.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .....................        $5
Ratio of expenses to average net assets .....................     1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ...................     1.05%
Ratio of net investment income to average net assets ........     0.12%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly..     0.07%
Portfolio turnover ..........................................       41%
----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.

                             See accompanying notes



                                                              Social Awareness-6

Delaware Group Premium Fund-Social Awareness Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Social Awareness Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation. It seeks to achieve its objective by investing in large- and mid-capitalization stocks of U.S. companies expected to grow over time and deemed socially responsible.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $415 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $88 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. Vantage Global Advisors, Inc., an affiliate of DMC, receives a fee from DMC equal to 0.25% of average daily net assets up to $20 million, 0.35% of average daily net assets between $20 million and $50 million, and 0.40% of average daily net assets over $50 million of the Series for acting as a sub-advisor to this Series. The Series does not pay any fees directly to the sub-adviser.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

                                                              Social Awareness-7

Social Awareness Series
Notes to Financial Statements (Continued)

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                    Dividend disbursing
   Investment                         transfer agent,
   management                        accounting fees         Other expenses
  fee payable to                   and other expenses        payable to DMC
       DMC                            payable to DSC         and affiliates
  --------------                   --------------------      --------------
    $ 22,782                             $1,633                     $70

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .................................     $7,284,134
   Sales .....................................     $7,779,669

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:
                      Aggregate              Aggregate
     Cost of          unrealized             unrealized        Net unrealized
   investments       appreciation           depreciation       appreciation
   -----------       ------------           ------------      --------------
   $29,343,091       $10,351,201            ($2,938,322)        $7,412,879

For federal income tax purposes, the Series had accumulated capital losses at June 30, 2000 as follows:

                              Year of Expiration
                       2006                      2007              Total
                     --------                  --------           --------
                     $103,467                  $129,331           $232,798
4. Capital Shares
Transactions in capital shares were as follows:
                                                            Period       Year
                                                            Ended        Ended
                                                            6/30/00    12/31/99
                                                            -------    --------
Shares sold:
   Standard Class ..................................      303,165   1,034,353
   Service Class ...................................          304           -

Shares issued upon reinvestment of dividends from
   net investment income:
   Standard Class ..................................        5,541       8,635
   Service Class ...................................            -           -
                                                         --------   ---------
                                                          309,010   1,042,988
Shares repurchased:
   Standard Class ..................................     (332,566)   (650,169)
   Service Class ...................................            -           -
                                                         --------   ---------
                                                         (332,566)   (650,169)
                                                         --------   ---------
Net increase (decrease) ............................      (23,556)    392,819
                                                         ========   =========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
                                                              Social Awareness-8

Delaware Group Premium Fund-Strategic Income Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                                      Market
                                                        Principal      Value
                                                         Amount*     (U.S. $)
CORPORATE BONDS-41.62%
Automobiles & Automotive Parts-1.26%
Avis Group Holdings 11.00% 5/1/09 ..................     $200,000    $209,500
                                                                     --------
                                                                      209,500
                                                                     --------
Banking, Finance & Insurance-0.89%
Banco Santander 6.50% 11/1/05 ......................       50,000      47,839
Osprey Trust 8.31% 1/15/03 .........................      100,000     100,380
                                                                     --------
                                                                      148,219
                                                                     --------
Buildings & Materials-1.60%
Henry 10.00% 4/15/08 ...............................      200,000     131,000
K Hovnanian Enterprises 9.125% 5/1/09 ..............      150,000     133,500
                                                                     --------
                                                                      264,500
                                                                     --------
Cable, Media & Publishing-4.56%
Adelphia Communications
   9.375% 11/15/09 .................................      150,000     139,500
American Media 10.25% 5/1/09 .......................      100,000      98,500
Charter Communications Holdings
   10.00% 4/1/09 ...................................      200,000     194,000
Muzak 9.875% 3/15/09 ...............................      200,000     185,000
PSiNet 10.00% 2/15/05 ..............................      150,000     138,750
                                                                     --------
                                                                      755,750
                                                                     --------
Chemicals-2.55%
Du Pont (E.I.) de Nemours
   6.75% 10/15/04 ..................................      100,000      98,838
General Chemical Industrial Products
   10.625% 5/1/09 ..................................      200,000     175,000
Lyondell Chemical 9.625% 5/1/07 ....................      150,000     148,125
                                                                     --------
                                                                      421,963
                                                                     --------
Computers & Technology-4.93%
Covad Communications Group
   12.00% 2/15/10 ..................................      150,000     117,750
Exodus Communications
   10.75% 12/15/09 .................................      625,000     606,250
Seagate Technology 7.45% 3/1/37 ....................      100,000      93,659
                                                                     --------
                                                                      817,659
                                                                     --------
Energy-1.54%
Frontier Oil 11.75% 11/15/09 .......................      150,000     150,750
PSEG Energy Holdings 10.00% 10/1/09 ................      100,000     105,098
                                                                     --------
                                                                      255,848
                                                                     --------
Food, Beverage & Tobacco-1.48%
Big V Supermarkets 11.00% 2/15/04 ..................      150,000     119,250
Fleming Companies 10.625% 7/31/07 ..................      150,000     126,000
                                                                     --------
                                                                      245,250
                                                                     --------
Industrial Machinery-1.16%
Alliance Laundry Systems
   9.625% 5/1/08 ...................................      100,000      83,500
Holley Performance Products
   12.25% 9/15/07 ..................................      150,000     108,750
                                                                     --------
                                                                      192,250
                                                                     --------
Leisure, Lodging & Entertainment-3.19%
Cinemark USA 9.625% 8/1/08 .........................       50,000      26,250
Hollywood Casino 11.25% 5/1/07 .....................      200,000     205,500
Venetian Casino Resort 12.25% 11/15/04 .............      150,000     152,250
YankeeNets 12.75% 3/1/07 ...........................      150,000     144,750
                                                                     --------
                                                                      528,750
                                                                     --------

                                                                      Market
                                                        Principal      Value
                                                         Amount*     (U.S. $)
   CORPORATE BONDS (Continued)
   Metals & Mining-0.66%
   Algoma Steel 12.375% 7/15/05 ....................     $125,000  $  109,375
                                                                   ----------
                                                                      109,375
                                                                   ----------
   Packaging & Containers-0.53%
   Riverwood International
      10.875% 4/1/08 ...............................      100,000      88,500
                                                                   ----------
                                                                       88,500
                                                                   ----------
   Retail-1.50%
   Advance Stores 10.25% 4/15/08 ...................      300,000     249,000
                                                                   ----------
                                                                      249,000
                                                                   ----------
   Telecommunications-10.97%
   Global Crossing 9.50% 11/15/09 ..................      150,000     145,500
   KMC Telecom Holdings
      13.50% 5/15/09 ...............................      175,000     154,875
   Level 3 Communications
      11.25% 3/15/10 ...............................      150,000     148,500
   Metromedia Fiber Network
      10.00% 11/15/08 ..............................      150,000     148,500
***Microcell Telecommunications
      14.00% 6/1/06 ................................      175,000     162,313
***Nextel Communications
      10.65% 9/15/07 ...............................      300,000     237,000
   Nextlink Communications
      10.75% 11/15/08 ..............................      150,000     148,500
***Telecorp PCS 11.00% 4/15/09 .....................      350,000     230,125
   Voicestream Wireless
      10.375% 11/15/09 .............................      150,000     156,000
   Williams Communications Group
      10.875% 10/1/09 ..............................      150,000     147,375
   Winstar Communications
      12.75% 4/15/10 ...............................      150,000     140,625
                                                                   ----------
                                                                    1,819,313
                                                                   ----------
   Textiles, Apparel & Furniture-1.50%
   McNaughton Apparel Group
      12.50% 6/1/05 ................................      150,000     135,000
   Tommy Hilfiger USA 6.85% 6/1/08 .................      175,000     112,960
                                                                   ----------
                                                                      247,960
                                                                   ----------
   Utilities-0.70%
   RAS Laffan Liquid Natural Gas
      8.294% 3/15/14 ...............................      125,000     115,781
                                                                   ----------
                                                                      115,781
                                                                   ----------
   Miscellaneous-2.60%
   Allied Waste 10.00% 8/1/09 ......................      250,000     210,000
   Deutsche Telecome International
      Financial 8.00% 6/15/10 ......................       75,000      75,761
   First Wave Marine 11.00% 2/1/08 .................      100,000      59,500
   Stagecoach Holdings
      8.625% 11/15/09 ..............................      100,000      84,896
                                                                   ----------
                                                                      430,157
                                                                   ----------
   Total Corporate Bonds
      (cost $7,341,557) ............................                6,899,775
                                                                   ----------


                                                              Strategic Income-1

Strategic Income Series
Statement of Net Assets (Continued)


                                                                      Market
                                                        Principal      Value
                                                         Amount*     (U.S. $)
FOREIGN BONDS-34.89%
Australia-2.12%
New South Wales Treasury
   7.00% 4/1/04 .................................  AUD    130,000    $ 79,374
Queensland Treasury
   8.00% 8/14/01 ................................         150,000      91,431
   8.00% 8/14/01 ................................         100,000      60,968
Toyota Finance Australia 7.00% 12/5/01 ..........         200,000     120,002
                                                                     --------
                                                                      351,775
                                                                     --------
Austria-2.10%
Bank of Austria 10.875% 11/17/04 ................         200,000     135,680
Republic of Austria 7.25% 5/3/07 ................  DEM    400,000     212,842
                                                                     --------
                                                                      348,522
                                                                     --------
Canada-2.11%
General Electric Capital of Canada
   7.125% 2/12/04 ...............................  CAD     40,000      27,497
Government of Canada 10.25% 3/15/14 .............          70,000      66,202
Ontario Province 6.25% 12/3/08 ..................  NZD    400,000     171,594
Scott's Hospitality 10.95% 4/16/01 ..............  CAD    100,000      16,391
Toyota Credit Canada 8.00% 12/29/00 .............         100,000      68,070
                                                                     --------
                                                                      349,754
                                                                     --------
Germany-0.50%
Deutschland Republic 6.25% 1/4/24 ...............  EUR     80,000      82,783
                                                                     --------
                                                                       82,783
                                                                     --------
Greece-1.52%
Hellenic Republic
   8.60% 3/26/08 ................................  GRD 39,000,000     126,831
   8.70% 4/8/05 .................................      40,000,000     125,227
                                                                     --------
                                                                      252,058
                                                                     --------
Italy-1.35%
Buoni Poliennali Del Tes
   4.50% 5/1/09 .................................  EUR    160,000     141,922
   9.50% 2/1/01 .................................          83,000      81,300
                                                                     --------
                                                                      223,222
                                                                     --------
Mexico-1.67%
Mexican Government 7.375% 7/6/06 ................         290,000     276,834
                                                                     --------
                                                                      276,834
                                                                     --------
Netherlands-2.02%
Bank Neder Gemeenten 9.125% 9/27/04 .............  CAD    250,000     184,716
Rabobank Nederland 9.75% 8/5/04 .................         200,000     150,341
                                                                     --------
                                                                      335,057
                                                                     --------
New Zealand-2.34%
New Zealand Government
   8.00% 4/15/04 ................................  NZD    100,000      48,737
   8.00% 11/15/06 ...............................         680,000     338,531
                                                                     --------
                                                                      387,268
                                                                     --------
Poland-3.13%
Poland Government
   6.00% 5/24/09 ................................  PLZ    700,000     106,100
   12.00% 10/12/03 ..............................       2,000,000     412,342
                                                                     --------
                                                                      518,442
                                                                     --------
South Africa-7.44%
Electric Supply Communication
   11.00% 6/1/08 ................................  ZAR  2,100,000     258,414

                                                                        Market
                                                          Principal      Value
                                                           Amount*     (U.S. $)
   FOREIGN BONDS (Continued)
   South Africa (Continued)
   Republic of South Africa
     12.50% 1/15/02 .............................  ZAR    1,200,000  $  178,208
     12.50% 12/21/06 ............................         3,300,000     455,028
     13.00% 8/31/10 .............................         1,300,000     179,406
   Transnet 16.50% 4/1/10 .......................         1,000,000     162,645
                                                                     ----------
                                                                      1,233,701
                                                                     ----------
   Supranational-2.41%
   International Bank of Reconstruction
     & Development 5.50% 4/15/04 ................  NZD      200,000      88,566
   International Finance 6.75% 7/15/09 ..........           700,000     311,132
                                                                     ----------
                                                                        399,698
                                                                     ----------
   Sweden-4.72%
   Swedish Government
     8.00% 8/15/07 ..............................  SEK    3,800,000     498,503
     9.00% 4/20/09 ..............................         1,000,000     142,558
     10.25% 5/5/03 ..............................         1,100,000     140,935
                                                                     ----------
                                                                        781,996
                                                                     ----------
   United Kingdom-1.16%
   Halifax 5.625% 7/23/07 .......................  DEM      400,000     192,987
                                                                     ----------
                                                                        192,987
                                                                     ----------
   United States-0.30%
   Toyota Motor Credit 7.50% 11/5/01 ............  ITL  100,000,000      50,595
                                                                     ----------
                                                                         50,595
                                                                     ----------
   Total Foreign Bonds
     (cost $6,719,059) ..........................                     5,784,692
                                                                     ----------

   U.S. TREASURY OBLIGATIONS-2.55%
   U.S. Treasury Bill 5.83% 3/1/01 ..............           100,000      96,305
   U.S. Treasury Note
     5.875% 11/15/04 ............................            60,000      59,101
    +6.125% 8/15/29 .............................           240,000     242,761
     6.50% 3/31/02 ..............................            25,000      25,016
                                                                     ----------
   Total U.S. Treasury Obligations
     (cost $425,035) ............................                       423,183
                                                                     ----------
   Agency Mortgage-Backed Securities-13.23%
   Federal Home Loan Mortgage
     Corporation
     6.50% 1/25/15 ..............................           100,000      97,247
     6.85% 12/20/25 .............................           100,000      96,467
     7.375% 5/15/03 .............................            75,000      75,762
     8.00% 3/1/30 ...............................           299,254     301,125
   Federal National Mortgage Association
     6.50% 7/25/28 ..............................            42,606      41,661
     6.625% 9/15/09 .............................            30,000      28,981
  +++7.09% 6/1/17 ...............................           475,000     143,159
     7.25% 1/15/10 ..............................           290,000     292,866
     7.50% 9/1/29 ...............................            88,188      86,976
   Government National Mortgage
     Association
     7.50% 11/15/29 .............................           373,001     370,903
     8.00% 5/15/30 ..............................           449,956     455,159
     8.00% 5/15/30 ..............................           200,001     202,313
                                                                     ----------
   Total Agency Mortgage-Backed
     Securities (cost $2,194,750) ...............                     2,192,619
                                                                     ----------



                                                              Strategic Income-2

Strategic Income Series
Statement of Net Assets (Continued)

                                                                        Market
                                                          Principal      Value
                                                           Amount*     (U.S. $)
ASSET BACKED SECURITIES-1.27%
Countrywide Home Equity Loan
   Series 97-1 A4 6.95% 5/25/21 ......................     $48,551     $ 48,095
MBNA Master Credit Card Trust Series
   96-K A 6.78% 3/15/06 ..............................      15,000       15,015
NationsCredit Grantor Trust Series
   97-1A 6.75% 8/15/13 ...............................      65,916       64,729
Philadelphia, Pennsylvania Authority For
   Industrial Development Tax Claim
   Revenue Class A 6.488% 6/15/04 ....................      88,423       82,399
                                                                       --------
Total Asset-Backed Securities
   (cost $219,116) ...................................                  210,238
                                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS-2.12%
DLJ Commercial Mortgage Series
   99-CG1 A1B 6.46% 1/10/09 ..........................     100,000       93,313
Lehman Large Loan Series
   97-LLI A1 6.79% 6/12/04 ...........................      93,614       92,474
Nomura Asset Securities Series
   931 A1 6.68% 12/15/01 .............................      69,510       68,055
Residential Accredit Loans Series
   98-QS9 A3 6.75% 7/25/28 ...........................     100,000       98,422
                                                                       --------
Total Collateralized Mortgage
   Obligations (cost $361,506) .......................                  352,264
                                                                       --------


                                                                        Market
                                                          Number of      Value
                                                           Shares      (U.S. $)
  Preferred Stocks-0.00%
  TCR Holdings
    **Class B ........................................       219         $  2
    **Class C ........................................       121            1
    **Class D ........................................       318            3
    **Class E ........................................       658            7
                                                                         ----
  Total Preferred Stocks
    (cost $78) .......................................                     13
                                                                         ----
  Warrants-0.00%
**American Banknote ..................................     3,745          300
                                                                         ----
  Total Warrants (cost $3,011) .......................                    300
                                                                         ----

TOTAL MARKET VALUE OF SECURITIES-95.68% (cost $17,264,112) ..................................    $15,863,084

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-4.32% .......................................        715,521
                                                                                                 -----------
NET ASSETS APPLICABLE TO 1,954,065 SHARES OUTSTANDING-100.00% ...............................    $16,578,605
                                                                                                 ===========
NET ASSET VALUE-STRATEGIC INCOME SERIES STANDARD CLASS ($16,573,550 / 1,953,469 Shares) .....          $8.48
                                                                                                       =====
NET ASSET VALUE-STRATEGIC INCOME SERIES SERVICE CLASS ($5,055 / 596 Shares) .................          $8.48
                                                                                                       =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization-no par) ..............................    $20,455,085
Undistributed net investment income++ .......................................................        543,656
Accumulated net realized loss on investments ................................................     (3,014,483)
Net unrealized depreciation of investments and foreign currencies ...........................     (1,405,653)
                                                                                                 -----------
Total net assets ............................................................................    $16,578,605
                                                                                                 ===========

-------------------
*Principal amount is stated in the currency in which each bond is denominated.

AUD-Australian Dollar                      NZD-New Zealand Dollar
CAD-Canadian Dollar                        PLZ-Polish Zloty
DEM-German DeutscheMark                    SEK-Swedish Kroner
EUR-European Monetary Unit                 US$-U. S. Dollar
GRD-Greek Drakma                           ZAR-South African Rand
ITL-Italian Lire

-------------------
 **Non income producing security for the period ended June 30, 2000.
***Zero coupon security as of June 30, 2000. The coupon shown is the step-up rate.
  +Fully or partially pledged as collateral for financial futures contracts. ++Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
+++Zero coupon bond. The interest rate shown is the effective rate as of June 30, 2000.

                             See accompanying notes


                                                              Strategic Income-3

Delaware Group Premium Fund-
Strategic Income Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:
Interest ....................................................    $  830,531
Dividends ...................................................         1,860
                                                                -----------
                                                                    832,391
                                                                -----------

EXPENSES:
Management fees .............................................        57,274
Reports and statements to shareholders ......................         4,525
Accounting and administration ...............................         3,619
Dividend disbursing and transfer agent
   fees and expenses ........................................         1,000
Registration fees ...........................................         1,000
Taxes (other than taxes on income) ..........................           900
Trustees' fees ..............................................           454
Custodian fees ..............................................           362
Professional fees ...........................................           250
Distribution expense-Service Class ..........................             1
Other .......................................................         1,525
                                                                -----------
                                                                     70,910

Less expenses paid indirectly ...............................          (316)
                                                                -----------
Total expenses ..............................................        70,594
                                                                -----------

NET INVESTMENT INCOME .......................................       761,797
                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments ..............................................    (1,122,773)
   Futures contracts ........................................        (6,523)
   Options written ..........................................        (8,374)
   Foreign currencies .......................................      (179,221)
                                                                -----------
Net realized loss                                                (1,316,891)

Net change in unrealized appreciation /
   depreciation of investments and foreign currencies .......         5,959
                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES .......................    (1,310,932)
                                                                -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................   $  (549,135)
                                                                ===========
                             See accompanying notes

Delaware Group Premium Fund-
Strategic Income Series
Statements of Changes in Net Assets

                                                       Six Months       Year
                                                     Ended 6/30/00     Ended
                                                      (Unaudited)    12/31/99
                                                     -------------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................   $     761,797  $ 1,681,193
Net realized loss on investments and
   foreign currencies ...........................      (1,316,891)  (1,824,770)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ...........................           5,959     (600,544)
                                                      -----------  -----------
Net decrease in net assets resulting
   from operations ..............................        (549,135)    (744,121)
                                                      -----------  -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................      (1,661,618)  (1,197,603)
   Service Class ................................               -            -
                                                      -----------  -----------
                                                       (1,661,618)  (1,197,603)
                                                      -----------  -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................         965,380    5,634,142
   Service Class ................................           4,998            -
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   Standard Class ...............................       1,661,618    1,197,603
   Service Class ................................               -            -
                                                      -----------  -----------
                                                        2,631,996    6,831,745
                                                      -----------  -----------
Cost of shares repurchased:
   Standard Class ...............................      (3,684,457)  (5,618,966)
   Service Class ................................               -            -
                                                      -----------  -----------
                                                       (3,684,457)  (5,618,966)
                                                      -----------  -----------
Increase (decrease) in net assets derived
   from capital share transactions ..............      (1,052,461)   1,212,779
                                                      -----------  -----------

NET DECREASE IN NET ASSETS ......................      (3,263,214)    (728,945)
                                                      -----------  -----------

NET ASSETS:
Beginning of period .............................      19,841,819   20,570,764
                                                      -----------  -----------
End of period ...................................     $16,578,605  $19,841,819
                                                      ===========  ===========

                             See accompanying notes


                                                              Strategic Income-4

Delaware Group Premium Fund-Strategic Income Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          Strategic Income Series Standard Class
                                                                 Six Months                                       5/1/97(2)
                                                              Ended 6/30/00(1)     Year Ended December 31,           to
                                                                (Unaudited)         1999             1998          12/31/97
                                                              -------------------------------------------------------------
Net asset value, beginning of period ......................        $9.660         $10.600          $10.620         $10.000

Income (loss) from investment operations:
Net investment income(3) ..................................         0.393           0.779            0.832           0.523
Net realized and unrealized gain (loss)
   on investments and foreign currencies ..................        (0.668)         (1.109)          (0.557)          0.097
                                                                   ------         -------          -------         -------
Total from investment operations ..........................        (0.275)         (0.330)           0.275           0.620
                                                                   ------         -------          -------         -------

Less dividends and distributions:
Dividends from net investment income ......................        (0.905)         (0.610)          (0.270)           none
Distributions from net realized gain
   on investments .........................................         none            none            (0.025)           none
                                                                   ------         -------          -------         -------
Total dividends and distributions .........................        (0.905)         (0.610)          (0.295)           none
                                                                   ------         -------          -------         -------

Net asset value, end of period ............................        $8.480          $9.660          $10.600         $10.620
                                                                   ======         =======          =======         =======

Total return ..............................................        (2.97%)         (3.29%)           2.63%           6.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................       $16,574         $19,842          $20,571          $8,606
Ratio of expenses to average net assets ...................         0.80%           0.80%            0.80%           0.80%
Ratio of expenses to average net assets
   prior to expense limitation
   and expenses paid indirectly ...........................         0.80%           0.80%            0.81%           1.23%
Ratio of net investment income to average net assets ......         8.65%           7.88%            7.90%           7.44%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses
   paid indirectly ........................................         8.65%           7.88%            7.89%           7.01%
Portfolio turnover ........................................          150%            101%             143%             70%

-------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)  Per share information was based on the average shares outstanding method.

                             See accompanying notes


                                                              Strategic Income-5

Delaware Group Premium Fund-Strategic Income Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                             Strategic Income
                                                           Series Service Class
                                                                 5/1/00(1)
                                                                    to
                                                                 6/30/00
                                                               (Unaudited)
                                                           --------------------

Net asset value, beginning of period .....................        $8.390

Income (loss) from investment operations:
Net investment income(2) .................................         0.119
Net realized and unrealized loss on investments
   and foreign currencies ................................        (0.029)
                                                                  ------
Total from investment operations .........................         0.090
                                                                  ------
Less dividends and distributions:
Dividends from net investment income .....................          none
Distributions from net realized gain on investments ......          none
                                                                  ------
Total dividends and distributions ........................          none
                                                                  ------

Net asset value, end of period ...........................        $8.480
                                                                  ======
Total return .............................................         1.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................            $5
Ratio of expenses to average net assets ..................         0.95%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......         0.95%
Ratio of net investment income to average net assets .....         8.50%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses
   paid indirectly .......................................         8.50%
Portfolio turnover .......................................          150%

-------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.

                             See accompanying notes


                                                              Strategic Income-6

Delaware Group Premium Fund-Strategic Income Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Strategic Income Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek high current income and total return. It seeks to achieve its objective by investing primarily in three sectors of the fixed-income market: high-yield, investment grade U.S. bonds and high quality international fixed-income securities.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the Statement of Operations that result from fluctuations in foreign currency exchange rates. The Series does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $204 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $112 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".



                                                              Strategic Income-7

Strategic Income Series
Notes to Financial Statements (Continued)


2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. Delaware International Advisers Ltd., the sub-adviser to this Series and an affiliate of DMC, receives one third of the management fee paid to DMC for managing the foreign bond portion of the Series.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                Dividend disbursing      Other
                  Investment      transfer agent,       expenses
                  management      accounting fees        payable
                fee payable to   and other expenses      to DMC
                     DMC          payable to DSC     and affiliates
                --------------  -------------------  --------------
                   $8,950              $847             $14,096

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ......................................   $12,512,795
   Sales ..........................................   $13,191,832

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                            Aggregate      Aggregate
             Cost of       unrealized     unrealized     Net unrealized
           investments    appreciation   depreciation     depreciation
           -----------    ------------   ------------    ---------------
           $17,264,112      $67,287      ($1,468,315)     ($1,401,028)

For federal income tax purposes the Series had accumulated capital losses at June 30, 2000 as follows:

                       Year of Expiration
                     2006             2007            Total
                    ------         ----------      ----------
                    $7,365         $1,573,761      $1,581,126




                                                              Strategic Income-8

Strategic Income Series
Notes to Financial Statements (Continued)

4. Capital Shares
Transactions in capital shares were as follows:

                                                           Period        Year
                                                           Ended         Ended
                                                          6/30/00      12/31/99
                                                          -------      --------
Shares sold:
 Standard Class ......................................    110,705       563,667
 Service Class .......................................        596             -

Shares issued upon reinvestment of dividends
 from net investment income:
 Standard Class ......................................    193,436       120,241
 Service Class .......................................          -             -
                                                        ---------       -------
                                                          304,737       683,908
Shares repurchased:
 Standard Class ......................................   (404,858)     (570,992)
 Service Class .......................................          -             -
                                                        ---------       -------
                                                         (404,858)     (570,992)
                                                        ---------       -------
Net increase (decrease) ..............................   (100,121)      112,916
                                                        =========       =======
5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2000.

7. Futures Contracts
The Series invests in financial futures contracts for the purpose of hedging its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2000 were as follows:

              Contracts                  Notional      Expiration    Unrealized
               to buy                  cost amount        date          gain
              ---------                -----------     ----------    ----------
   2 U.S. Treasury 10 year notes         $195,000         9/00         $1,969



                                                              Strategic Income-9

Strategic Income Series
Notes to Financial Statements (Continued)


8. Options Written
During the period ended June 30, 2000, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended June 30, 2000 for the Series were as follows:

                                                          Number        Premiums
                                                       Of Contracts     Received
                                                       ------------     --------
Options outstanding at December 31, 1999 ............        -          $     -
Options written .....................................       22            5,953
Options terminated in closing purchase transaction ..      (22)          (5,953)
                                                           ---          -------
Options written outstanding at June 30, 2000 ........        -                -
                                                           ===          =======
9. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.



                                                             Strategic Income-10

Delaware Group Premium Fund - Trend Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                                     Number of         Market
                                                      Shares           Value

  COMMON STOCK-92.67%
  Banking, Finance & Insurance-2.21%
  Doral Financial ...............................    277,400       $  3,172,763
  Metris ........................................    352,950          8,867,869
 *Radian Group ..................................     22,500          1,146,094
  Webster Financial .............................    232,300          5,154,156
                                                                   ------------
                                                                     18,340,882
                                                                   ------------
  Business Services-9.63%
 *BISYS Group ...................................    211,400         13,001,100
*+Bright Horizons Family Solutions ..............    307,900          6,581,363
 *Corporate Executive Board .....................    226,400         13,555,700
 *Diamond Technology Partners ...................     92,800          8,166,400
*+Digital Insight ...............................     91,700          3,117,800
 *ESpeed ........................................    153,700          6,676,344
*+Exult .........................................     16,000            160,000
 *Hall,Kinion & Associates ......................     81,900          2,728,294
 *Heidrick & Struggles ..........................     41,100          2,594,438
 *Trimeris ......................................    198,100         13,854,619
 *Trimeris Restricted ...........................     28,800          2,014,200
 *West Teleservices .............................    288,200          7,295,063
                                                                   ------------
                                                                     79,745,321
                                                                   ------------
  Cable, Media & Publishing-2.52%
 *Acme Communications ...........................     89,300          1,629,725
 *Radio One .....................................    197,700          5,844,506
*+Radio One - Class D ...........................    395,400          8,723,513
  True North Communications .....................    107,100          4,712,400
                                                                   ------------
                                                                     20,910,144
                                                                   ------------
  Chemicals-2.09%
 *Mettler-Toledo International ..................    433,400         17,336,000
                                                                   ------------
                                                                     17,336,000
                                                                   ------------
  Computers & Technology-16.63%
 *12 Technologies ...............................    137,335         14,319,320
 *Broadbase Software ............................    244,200          7,478,625
 *Caresience ....................................    254,700          2,690,269
 *Cysive ........................................    175,100          4,180,513
 *Exchange Applications .........................    206,000          5,484,750
 *Extensity .....................................    115,400          3,952,450
 +Henry(Jack) & Associates ......................    425,000         21,303,125
*+Lam Research ..................................    208,300          7,811,250
 *NetIQ .........................................    191,500         11,418,188
 *New Era of Networks ...........................    312,000         13,260,000
*+Onyx Software .................................    191,900          5,697,031
*+Register.com ..................................    103,300          3,157,106
 *RSA Security ..................................    102,100          7,070,425
*+Sanchez Computer Associates ...................     23,000            546,250
*+Veritas Software ..............................    259,887         29,371,292
                                                                   ------------
                                                                    137,740,594
                                                                   ------------
  Consumer Products-1.94%
 +Gemstar International Group Limited ...........    261,700         16,082,283
                                                                   ------------
                                                                     16,082,283
                                                                   ------------

                                                        Number of       Market
                                                         Shares         Value

  COMMON STOCK (Continued)
  Electronics & Electrical Equipment-16.56%
 *Advanced Energy Industries ....................        184,400   $ 10,868,075
 *Applied Micro Circuits ........................        285,600     28,203,000
 *LTX ...........................................        280,400      9,796,475
 *Micrel ........................................        740,000     32,143,750
 *Novellus Systems ..............................        142,000      8,031,875
 *PMC - Sierra ..................................        193,400     34,364,763
 *Teradyne ......................................        187,100     13,751,850
                                                                   ------------
                                                                    137,159,788
                                                                   ------------
  Food, Beverage & Tobacco-0.52%
 *American Italian Pasta - Class A ..............        207,000      4,282,313
                                                                   ------------
                                                                      4,282,313
                                                                   ------------
  Healthcare & Pharmaceuticals-7.62%
 *CIMA Labs .....................................        103,300      2,091,825
 *CIMA Labs Restricted ..........................         60,600      1,173,155
*+Cubist Pharmaceuticals ........................        126,300      6,220,275
 *Cubist Pharmaceuticals Restricted .............         57,300      2,822,025
*+Exelixis ......................................         70,500      2,352,938
*+Inhale Therapeutic Systems ....................         72,700      7,376,778
*+Intrabiotics Pharmaceuticals ..................        338,400      9,031,050
 *Neurocrine Biosciences ........................        115,500      4,107,469
 *Pharmacopeia ..................................         71,600      3,320,450
 *Pharmacopeia Restricted .......................        120,300      5,578,913
*+United Therapeutics ...........................        151,000     16,364,625
 *Wesley Jessen VisionCare ......................         72,500      2,723,281
                                                                   ------------
                                                                     63,162,784
                                                                   ------------
  Industrial Machinery-0.01%
 *Spinnaker Industries Class A ..................          4,500         45,281
                                                                   ------------
                                                                         45,281
                                                                   ------------
  Leisure, Lodging & Entertainment-6.38%
*+CEC Entertainment .............................        470,400     12,054,000
 *Extended Stay America .........................        421,400      3,897,950
 *Insight Communications ........................         61,100        954,688
  Morrison Management Specialist ................         70,840      1,996,803
 +Ruby Tuesday ..................................        397,600      4,994,850
 *Sonic .........................................        368,350     10,820,281
 *The Cheesecake Factory ........................        435,150     11,966,625
 *Westwood One ..................................        181,400      6,190,275
                                                                   ------------
                                                                     52,875,472
                                                                   ------------
  Retail-11.80%
 *Cost Plus .....................................        444,825     12,760,917
 *Dollar Tree Stores ............................        658,500     26,051,906
*+Duane Reade ...................................        388,600     10,006,450
 *Getty Images ..................................        236,400      8,761,575
*+Hot Topic .....................................        246,300      7,881,600
 *Linens'n Things ...............................        408,800     11,088,700
  MSC Industrial Direct Class A .................         38,700        810,281
  Schultz Sav-O Stores ..........................         30,000        311,250
*+Too ...........................................        323,000      8,216,313
*+Tweeter Home Entertainment Group ..............        376,300     11,430,113
 *West Marine ...................................         69,000        472,219
                                                                   ------------
                                                                     97,791,324
                                                                   ------------



                                                                  Trend Series-1

Trend Series
Statement of Net Assets (Continued)


                                                        Number of       Market
                                                         Shares         Value

  COMMON STOCK (Continued)
  Telecommunications-14.76%
*+Concord Communications ........................        128,900   $  5,139,888
*+Digital Island ................................        181,800      8,840,025
 *Ditech Communications .........................          4,900        463,356
 *Dycom .........................................        454,350     20,900,100
 *eLoyalty ......................................        128,100      1,633,275
*+Nextlink Communications Class A ...............        580,600     22,026,513
 *Network Appliance .............................        445,700     35,878,850
 *Pinnacle Holdings .............................        331,100     17,879,400
 *SBA Communcations .............................        182,500      9,478,594
                                                                   ------------
                                                                    122,240,001
                                                                   ------------
   Total Common Stock
   (cost $529,784,894) ..........................                   767,712,187
                                                                   ------------

                                                      Principal
                                                        Amount
REPURCHASE AGREEMENTS-7.88%
With J.P. Morgan Securities
 6.40% 7/3/00 (dated 6/30/00,
 collateralized by $13,190,000
 U.S. Treasury Notes 5.875%
 due 11/15/04, market value
 $13,099,374 and $8,500,000 U.S.
 Treasury Notes 7.875% due
 11/15/04, market value $9,088,906) .............    $21,730,000     21,730,000

                                                      Principal       Market
                                                        Amount        Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber
 6.50% 7/3/00 (dated 6/30/00,
 collateralized by $5,276,000
 U.S. Treasury Notes 5.25%
 due 5/31/01, market value
 $5,244,885 and $4,166,000 U.S.
 Treasury Notes 6.25% due
 10/31/01, market value
 $4,196,999 and $5,935,000 U.S.
 Treasury Notes 6.125% due
 12/31/01, market value $5,908,751
 and $6,595,000 U.S. Treasury
 Notes 7.25% due 5/15/04,
 market value $6,864,717) .......................    $21,763,000    $21,763,000
With Prudential Securities
 6.50% 7/3/00 (dated 6/30/00,
 collateralized by $5,935,000
 U.S. Treasury Notes 4.50%
 due 9/30/00, market value
 $5,981,805 and $1,691,000 U.S.
 Treasury Notes 4.625% due
 11/30/00, market value
 $1,686,902 and $5,935,000 U.S.
 Treasury Notes 15.75% due
 11/15/01, market value $6,764,776
 and $6,595,000 U.S. Treasury
 Notes 11.875% due 11/15/03,
 market value $7,779,163) .......................     21,764,000     21,764,000
                                                                   ------------
Total Repurchase Agreements
   (cost $65,257,000)                                              $ 65,257,000
                                                                   ------------


TOTAL MARKET VALUE OF SECURITIES-100.55% (cost $595,041,894) ....  $832,969,187

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.55%) .........    (4,519,123)
                                                                   ------------
NET ASSETS APPLICABLE TO 22,591,788 SHARES OUTSTANDING-100.00% ..  $828,450,064
                                                                   ============
NET ASSET VALUE-TREND SERIES STANDARD CLASS
 ($828,444,857 / 22,591,646 SHARES) .............................        $36.67
                                                                         ======
NET ASSET VALUE-TREND SERIES SERVICE CLASS
 ($5,207 / 142 SHARES) ..........................................        $36.67
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest
 (unlimited authorization - no par) .............................  $583,325,475
Accumulated net realized gain on investments ....................     7,197,296
Net unrealized appreciation of investments ......................   237,927,293
                                                                   ------------
Total net assets ................................................  $828,450,064
                                                                   ============

-----------
* Non-income producing security for the period ended June 30, 2000. + Security is partially or fully on loan.

                             See accompanying notes


                                                                  Trend Series-2

Delaware Group Premium Fund-
Trend Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:
Interest .......................................................    $ 2,223,850
Dividends ......................................................        194,707
                                                                    -----------
                                                                      2,418,557
                                                                    -----------
EXPENSES:
Management fees ................................................      2,625,392
Accounting and administration ..................................        117,000
Registration fees ..............................................         47,570
Professional fees ..............................................         44,250
Reports and statements to shareholders .........................         32,000
Dividend disbursing and transfer agent .........................
 fees and expenses .............................................         28,335
Custodian fees .................................................         16,600
Taxes (other than taxes on income) .............................          9,500
Trustees' fees .................................................          2,320
Distribution expense - Service Class ...........................              1
Other ..........................................................         54,087
                                                                    -----------
                                                                      2,977,055
Less expenses paid indirectly ..................................        (30,980)
                                                                    -----------
Total expenses .................................................      2,946,075
                                                                    -----------

NET INVESTMENT LOSS ............................................       (527,518)
                                                                    -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain on investments ...............................      8,668,090
Net change in unrealized appreciation /
 depreciation of investments ...................................     71,203,701
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ................................................     79,871,791
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................................    $79,344,273
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund-
Trend Series
Statements of Changes in Net Assets



                                                    Six Months          Year
                                                  Ended 6/30/00         Ended
                                                   (Unaudited)        12/31/99
                                                  -------------       --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment loss ...........................     ($527,518)        ($431,269)
Net realized gain on investments ..............     8,668,090        42,917,993
Net change in unrealized appreciation /
 depreciation of investments ..................    71,203,701       125,502,501
                                                 ------------      ------------
Net increase in net assets
 resulting from operations ....................    79,344,273       167,989,225
                                                 ------------      ------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...............................             -           (17,149)
 Service Class ................................             -                 -
Net realized gain on investments:
 Standard Class ...............................   (42,073,039)                -
 Service Class ................................             -                 -
                                                 ------------      ------------
                                                  (42,073,039)          (17,149)
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...............................   372,151,596       299,364,862
 Service Class ................................         5,000                 -
Net asset value of shares issued upon
 reinvestment of distributions from net
 investment income and net realized
 gain on investments:
 Standard Class ...............................    42,073,039            17,149
 Service Class ................................             -                 -
                                                 ------------      ------------
                                                  414,229,635       299,382,011
                                                 ------------      ------------
Cost of shares repurchased:
 Standard Class ...............................  (126,708,096)     (131,948,006)
 Service Class ................................             -                 -
                                                 ------------      ------------
                                                 (126,708,096)     (131,948,006)
                                                 ------------      ------------
Increase in net assets derived from capital
 share transactions ...........................   287,521,539       167,434,005
                                                 ------------      ------------
NET INCREASE IN NET ASSETS ....................   324,792,773       335,406,081
                                                 ------------      ------------
NET ASSETS:
Beginning of period ...........................   503,657,291       168,251,210
                                                 ------------      ------------
End of period .................................  $828,450,064      $503,657,291
                                                 ============      ============


                             See accompanying notes



                                                                  Trend Series-3

Delaware Group Premium Fund-Trend Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                    Trend Series Standard Class
                                                             Six Months
                                                          Ended 6/30/00(1)                 Year Ended December 31,
                                                            (Unaudited)     1999         1998        1997        1996         1995
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ..................       $33.660     $19.760      $17.380     $14.560      $14.020     $10.160

Income (loss) from investment operations:
Net investment income (loss)(2) .......................        (0.025)     (0.043)       0.006       0.019        0.050       0.098
Net realized and unrealized gain on investments .......         5.168      13.945        2.736       3.031        1.380       3.852
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ......................         5.143      13.902        2.742       3.050        1.430       3.950
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income ..................          none      (0.002)      (0.020)     (0.050)      (0.090)     (0.090)
Distributions from net realized gain on investments ...        (2.133)       none       (0.342)     (0.180)      (0.800)       none
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .....................        (2.133)     (0.002)      (0.362)     (0.230)      (0.890)     (0.090)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period ........................       $36.670     $33.660      $19.760     $17.380      $14.560     $14.020
                                                              =======     =======      =======     =======      =======     =======
Total return ..........................................        14.58%      70.45%       16.04%      21.37%       11.00%      39.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............      $828,445    $503,657     $168,251    $118,276      $56,423     $20,510
Ratio of expenses to average net assets(3) ............         0.82%       0.82%        0.81%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly ......................................         0.82%       0.82%        0.85%       0.88%        0.92%       0.96%
Ratio of net investment income (loss) to
 average net assets ...................................        (0.15%)     (0.18%)       0.03%       0.16%        0.56%       1.03%
Ratio of net investment income (loss) to average net
 assets prior to expense limitation and expenses
 paid indirectly ......................................        (0.15%)     (0.18%)      (0.01%)      0.08%        0.44%       0.87%
Portfolio turnover ....................................           76%         82%         121%        125%         112%         76%

-----------
(1)Ratios have been annualized and total return has not been annualized.
(2)Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.
(3)Ratio for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.83%.

                             See accompanying notes



                                                                  Trend Series-4

Delaware Group Premium Fund-Trend Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                    Trend Series
                                                                   Service Class
                                                                     5/1/00(1)
                                                                         to
                                                                      6/30/00
                                                                    (Unaudited)
                                                                   -------------

Net asset value, beginning of period ............................     $35.260

Income (loss) from investment operations:
Net investment loss(2) ..........................................      (0.025)
Net realized and unrealized gain on investments .................       1.435
                                                                      -------
Total from investment operations ................................       1.410
                                                                      -------
Less dividends and distributions:
Dividends from net investment income ............................        none
Distributions from net realized gain on investments .............        none
                                                                      -------
Total dividends and distributions ...............................        none
                                                                      -------

Net asset value, end of period ..................................      $36.67
                                                                       ======
Total return ....................................................       4.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .........................          $5
Ratio of expenses to average net assets(3) ......................       0.97%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly .............       0.97%
Ratio of net investment loss to average net assets ..............      (0.30%)
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly .............      (0.30%)
Portfolio turnover ..............................................         76%

-----------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2)Per share information was based on the average shares outstanding method.
(3)Ratio including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.98%.

                             See accompanying notes



                                                                  Trend Series-5

Delaware Group Premium Fund-Trend Series
Notes to Financial Statements
June 30, 2000 (Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Trend Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The objective of the Series is to seek long-term capital appreciation. It attempts to achieve this objective by investing primarily in small growth-oriented companies that we believe are responsive to changes in the marketplace and have the fundamental characteristics to support continued growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $8,263 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $22,717 for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.85% of average daily net assets of the Series through April 30, 2001. No reimbursement was due for the period ended June 30, 2000.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.

Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.



                                                                  Trend Series-6

Trend Series
Notes to Financial Statements (Continued)


On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing         Other
                Investment       transfer agent,         expenses
                management       accounting fees         payable
             fee payable to     and other expenses        to DMC
                   DMC            payable to DSC      and affiliates
             --------------   --------------------    --------------
                $479,580             $37,625             $16,646

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................    $485,723,746
   Sales ........................................    $243,350,019

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                            Aggregate          Aggregate
         Cost of           unrealized         unrealized        Net unrealized
       investments        appreciation       depreciation        appreciation
       -----------        ------------       ------------       --------------
      $595,041,894        $259,895,528       ($21,968,235)       $237,927,293

4. Capital Shares
Transactions in capital shares were as follows:

                                                          Period         Year
                                                           ended        ended
                                                          6/30/00     12/31/99
                                                          -------     --------
Shares sold:
 Standard Class ....................................... 10,099,842   12,063,724
 Service Class ........................................        142            -

Shares issued upon reinvestment of distributions
 from net investment income and net realized gain
 on investments:
 Standard Class .......................................  1,020,942          895
 Service Class ........................................          -            -
                                                        ----------   ----------
                                                        11,120,926   12,064,619
Shares repurchased:
 Standard Class ....................................... (3,493,737)  (5,616,834)
 Service Class ........................................          -           -
                                                        ----------   ----------
                                                        (3,493,737)  (5,616,834)
                                                        ----------   ----------
Net increase ..........................................  7,627,189    6,447,785
                                                        ==========   ==========
5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.

6. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in smaller companies may be more volatile than investments in larger companies because of the limited financial resources of smaller companies or their dependence on narrow product lines.



                                                                  Trend Series-7

Trend Series
Notes to Financial Statements (Continued)


7. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2000 were as follows:

                     Market value of        Market value of
                   securities on loan          collateral
                   ------------------       ----------------
                      $117,917,926            $118,486,250

Net income from securities lending activities for the period ended June 30, 2000 was $268,104 and is included in interest income on the Statement of Operations.


                                                                  Trend Series-8

Delaware Group Premium Fund-U.S. Growth Series
Statement of Net Assets
June 30, 2000 (Unaudited)

                                               Number of    Market
                                                Shares      Value

 COMMON STOCK-98.35%
 Banking, Finance & Insurance-4.56%
 Citigroup ..............................       12,000   $  723,000
 Morgan Stanley Dean Witter .............        7,500      624,375
                                                          ---------
                                                          1,347,375
                                                          ---------
 Cable, Media & Publishing-5.97%
 The News Corporation ...................       14,900      812,050
 Time Warner ............................        2,800      212,800
*Viacom-Class B .........................       10,850      739,834
                                                          ---------
                                                          1,764,684
                                                          ---------
 Computers & Technology-24.07%
*Cisco Systems ..........................       11,200      711,900
 Corning ................................        3,000      809,625
*EMC ....................................        9,400      723,213
*General Motors-Class H .................        7,600      666,900
 Hewlett-Packard ........................        4,100      511,987
 International Business Machines ........        7,200      788,850
*Microsoft ..............................       10,500      840,000
*Oracle .................................        6,000      504,375
 SAP AG ADR .............................        9,300      436,519
*Sun Microsystems .......................        5,000      454,687
*Yahoo ..................................        5,400      668,925
                                                          ---------
                                                          7,116,981
                                                          ---------
 Electronics & Electrical Equipment-14.40%
*Agilent Technologies ...................        1,563      115,271
*Applied Materials ......................        3,200      290,000
*Celestica ..............................       12,000      595,500
 Emerson Electric .......................       16,600    1,002,225
 Intel ..................................        7,000      935,813
*National Semiconductor .................        5,500      312,125
*PMC-Sierra .............................        2,500      444,219
 Texas Instruments ......................        8,200      563,238
                                                          ---------
                                                          4,258,391
                                                          ---------
 Energy-11.53%
*AES ....................................       12,000      547,500
 Dynegy .................................       13,500      922,218
 Enron ..................................       11,000      709,500
 Schlumberger ...........................        5,500      410,438
*Transocean Sedco Forex .................       15,345      819,998
                                                          ---------
                                                          3,409,654
                                                          ---------

                                             Number of      Market
                                              Shares        Value

 COMMON STOCK (Continued)
 Healthcare & Pharmaceuticals-17.86%
 Abbott Laboratories .....................    13,500     $  601,594
 Celera Genomics Group ...................     4,200        392,700
 Eli Lilly ...............................     7,400        739,075
*Genentech ...............................     5,000        860,000
*Guidant .................................     9,000        445,500
*Inhale Therapeutic Systems                    6,000        608,813
 Johnson & Johnson .......................     7,000        713,125
 Medtronic ...............................     4,100        204,230
 PE Biosystems Group .....................    10,800        711,450
                                                         ----------
                                                          5,276,487
                                                         ----------
 Retail-4.06%
 Home Depot ..............................    12,500        624,219
 Wal-Mart Stores .........................    10,000        576,250
                                                         ----------
                                                          1,200,469
                                                         ----------
 Telecommunications-15.90%
*Ciena ...................................     6,000      1,000,125
*Exodus Communications ...................    16,000        737,000
*Network Appliance .......................     5,700        458,850
*NEXTEL Communications ...................    11,000        673,063
 Nokia ...................................    12,000        599,250
*Sprint ..................................     9,000        535,500
*Voicestream Wireless ....................     6,000        697,781
                                                         ----------
                                                          4,701,569
                                                         ----------
 Total Common Stock
  (cost $25,862,115) .....................               29,075,610
                                                         ----------



                                                                   U.S. Growth-1

U.S. Growth Series
Statement of Net Assets (Continued)


                                                        Principal      Market
                                                          Amount       Value

REPURCHASE AGREEMENTS - 0.96%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by
   $57,000 U.S. Treasury Notes
   5.875% due 11/15/04, market
   value $56,808 and $37,000
   U.S. Treasury Notes 7.875% due
   11/15/04, market value $39,416) ....................   $94,200     $94,200
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $23,000 U.S. Treasury Notes 5.25% due
   5/31/01, market value $22,745 and
   $18,000 U.S. Treasury Notes 6.25% due
   10/31/01, market value $18,201 and
   $26,000 U.S. Treasury Notes 6.125% due
   12/31/01, market value $25,624 and
   $29,000 U.S. Treasury Notes 7.25% due
   5/15/04, market value $29,770) .....................    94,400      94,400

                                                        Principal      Market
                                                          Amount       Value

REPURCHASE AGREEMENTS (Continued)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by
   $26,000 U.S. Treasury Notes 4.50% due
   9/30/00, market value $25,941 and
   $7,000 U.S. Treasury Notes 4.625% due
   11/30/00, market value $7,316 and
   $26,000 U.S. Treasury Notes 15.75% due
   11/15/01, market value $29,337 and
   $29,000 U.S. Treasury Notes 11.875% due
   11/15/03, market value $33,736) ...................   $94,400     $ 94,400
                                                                      -------
Total Repurchase Agreements
   (cost $283,000) ...................................                283,000
                                                                      -------


TOTAL MARKET VALUE OF SECURITIES-99.31% (COST $26,145,115) .......................... $29,358,610

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.69% ...............................     203,799
                                                                                      -----------
NET ASSETS APPLICABLE TO 2,591,488 SHARES OUTSTANDING-100.00% ....................... $29,562,409
                                                                                      ===========
NET ASSET VALUE-U.S. GROWTH SERIES STANDARD CLASS ($29,557,181/2,591,030 SHARES) ....      $11.41
                                                                                           ======
NET ASSET VALUE-U.S. GROWTH SERIES SERVICE CLASS ($5,228/458 SHARES) ................      $11.41
                                                                                           ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2000:
Shares of beneficial interest (unlimited authorization - no par) .................... $27,424,428
Undistributed net investment income                                                       112,692
Accumulated net realized loss on investments ........................................  (1,188,206)
Net unrealized appreciation of investments ..........................................   3,213,495
                                                                                      -----------
Total net assets .................................................................... $29,562,409
                                                                                      ===========


----------
*Non-income producing security for the period ending June 30, 2000.
 ADR-American Depositary Receipt


                             See accompanying notes


                                                                   U.S. Growth-2

Delaware Group Premium Fund-
U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:
Interest .......................................          $  164,379
Dividends ......................................              33,210
                                                          ----------
                                                             197,589
                                                          ----------
EXPENSES:
Management fees ................................              72,598
Accounting and administration ..................               4,630
Reports and statements to shareholders                         1,340
Registration fees ..............................               1,000
Dividend disbursing and transfer agent
   fees and expenses ...........................                 910
Professional fees ..............................                 910
Custodian fees .................................                 655
Trustee's fees .................................                 262
Taxes (other than taxes on income) .............                 150
Distribution expense-Service Class .............                   1
Other ..........................................               1,245
                                                          ----------
                                                              83,701
Less expenses absorbed or waived ...............                (672)
Less expenses paid indirectly ..................                (260)
                                                          ----------
Total expenses .................................              82,769
                                                          ----------
NET INVESTMENT INCOME ..........................             114,820
                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ...............          (1,188,206)
Net change in unrealized appreciation/
   depreciation of investments .................           2,853,424
                                                          ----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..............................           1,665,218
                                                          ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................          $1,780,038
                                                          ==========

                             See accompanying notes

Delaware Group Premium Fund-
U.S. Growth Series
Statements of Changes in Net Assets

                                                   Six Months       11/15/99*
                                                 Ended 6/30/00         to
                                                  (Unaudited)       12/31/99
                                                  -----------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................    $   114,820      $   21,462
Net realized loss on investments .............     (1,188,206)             --
Net change in unrealized appreciation/
   depreciation of investments ...............      2,853,424         360,071
                                                  -----------      ----------
Net increase in net assets
   resulting from operations .................      1,780,038         381,533
                                                  -----------      ----------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ............................        (23,590)             --
   Service Class .............................             --              --
                                                  -----------      ----------
                                                      (23,590)             --
                                                  -----------      ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ............................     20,334,288       8,362,469
   Service Class .............................          5,000              --
Netasset value of shares issued upon
   reinvestment of dividends from net
   investment income:
   Standard Class ............................         23,590              --
   Service Class .............................             --              --
                                                  -----------      ----------
                                                   20,362,878       8,362,469
                                                  -----------      ----------
Cost of shares repurchased:
   Standard Class ............................     (1,300,497)           (422)
   Service Class .............................             --              --
                                                  -----------      ----------
                                                   (1,300,497)           (422)
                                                  -----------      ----------
Increase in net assets derived from
   capital share transactions ................     19,062,381       8,362,047
                                                  -----------      ----------
NET INCREASE IN NET ASSETS ...................     20,818,829       8,743,580
                                                  -----------      ----------
NET ASSETS:
Beginning of period ..........................      8,743,580              --
                                                  -----------      ----------
End of period ................................    $29,562,409      $8,743,580
                                                  ===========      ==========

----------
*Date of commencement of operations.

                             See accompanying notes


                                                                   U.S. Growth-3

Delaware Group Premium Fund-U.S. Growth Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   U.S. Growth Series Standard Class
                                                                       Six Months
                                                                          Ended        11/15/99(2)
                                                                        6/30/00(1)        To
                                                                       (Unaudited)     12/31/99
                                                                       -----------     --------
Net asset value, beginning of period ...........................         $10.590       $10.000

Income from investment operations:
Net investment income(3) .......................................           0.063         0.026
Net realized and unrealized gain on investments ................           0.768         0.564
                                                                         -------       -------
Total from investment operations ...............................           0.831         0.590
                                                                         -------       -------

Less dividends and distributions:
Dividends from net investment income ...........................          (0.011)         none
Distributions from net realized gain on investments ............               -          none
                                                                         -------       -------
Total dividends and distributions ..............................          (0.011)         none
                                                                         -------       -------
Net asset value, end of period .................................         $11.410       $10.590
                                                                         =======       =======

Total return ...................................................           7.85%         5.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ........................         $29,557        $8,744
Ratio of expenses to average net assets ........................           0.73%         0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ......................           0.74%         0.79%
Ratio of net investment income to average net assets ...........           1.02%         3.33%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly ...........           1.01%         3.29%
Portfolio turnover .............................................             89%            0%


----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended June 30, 2000 was based on the average shares outstanding method.


                             See accompanying notes


                                                                   U.S. Growth-4

Delaware Group Premium Fund-U.S. Growth Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                              U.S. Growth Series
                                                                 Service Class
                                                                  5/1/00(1)
                                                                     to
                                                                   6/30/00
                                                                 (Unaudited)
                                                              ------------------
Net asset value, beginning of period .........................     $10.910

Income from investment operations:
Net investment income(2) .....................................       0.002
Net realized and unrealized gain on investments ..............       0.498
                                                                   -------
Total from investment operations .............................       0.500
                                                                   -------
Less dividends and distributions:
Dividends from net investment income .........................        none
Distributions from net realized gain on investments ..........        none
                                                                   -------
Total dividends and distributions ............................        none
                                                                   -------
Net asset value, end of period ...............................     $11.410
                                                                   =======
 Total return ................................................       4.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................          $5
Ratio of expenses to average net assets ......................       0.88%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly .............       0.89%
Ratio of net investment income to average net assets .........       0.87%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly ....       0.86%
Portfolio turnover ...........................................         89%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.


                             See accompanying notes

                                                                   U.S. Growth-5

Delaware Group Premium Fund-U.S. Growth Series
Notes to Financial Statements
June 30, 2000
(Unaudited)

Delaware Group Premium Fund (the "Fund") is organized as a Delaware business trust and offers 18 series: Balanced Series (formerly Delaware Balanced Series), Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series (formerly DelCap Series), High Yield Series (formerly Delchester Series), International Equity Series, REIT Series, Select Growth Series (formerly Aggressive Growth Series), Small Cap Value Series, Social Awareness Series, Strategic Income Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to U.S. Growth Series (the "Series"). The Series is a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Series offers two classes of shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares do carry a 12b-1 fee. The shares of the Fund are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum capital appreciation. It invests primarily in companies of all sizes that the investment manager believes will grow faster than the U.S. economy in general.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series will make distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $260 for the period ended June 30, 2000. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 2000. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company (DMC), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million.

DMC has elected to waive its fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, do not exceed 0.75% of average daily net assets of the Series through April 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Series pays DSC a monthly fee based on average net assets and subject to certain minimums.




                                                                   U.S. Growth-6

U.S. Growth Series
Notes to Financial Statements (Continued)


Pursuant to the Distribution Agreement, the Series pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee up to 0.30% of the average daily net assets of the Service Class. The Board of Trustees has initially set the fee at an annual rate of 0.15% of the Service Class average daily net assets.

On June 30, 2000, the Series had liabilities payable to affiliates as follows:

                                      Dividend disbursing        Other
                  Investment             transfer agent,         expenses
                  management             accounting fees         payable
                fee payable to         and other expenses        to DMC
                      DMC                payable to DSC       and affiliates
                ---------------       -------------------     --------------
                   $76,503                   $5,495              $2,975

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......  $29,834,038
   Sales ...........  $ 7,740,221

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2000 the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                              Aggregate          Aggregate
             Cost of          unrealized        unrealized      Net unrealized
           investments       appreciation      depreciation      appreciation
           -----------       ------------      ------------      ------------
           $26,145,115        $4,088,015        ($874,520)        $3,213,495

4. Capital Shares
Transactions in capital shares were as follows:
                                                         Period      11/15/99*
                                                          ended         to
                                                         6/30/00     12/31/99
                                                        ---------    ---------
Shares sold:
   Standard Class ....................................  1,881,079     825,396
   Service Class .....................................        458           -

Shares issued upon reinvestment of dividends
 from net investment income:
   Standard Class ....................................      2,050           -
   Service Class .....................................          -           -
                                                        ---------     -------
                                                        1,883,587     825,396
Shares repurchased:
   Standard Class ....................................   (117,454)        (41)
   Service Class .....................................          -           -
                                                        ---------     -------
                                                         (117,454)        (41)
                                                        ---------     -------
Net increase .........................................  1,766,133     825,355
                                                        =========     =======

----------
*Date of commencement of operations.

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. No amounts were outstanding at June 30, 2000, or at any time during the period.


                                                                   U.S. Growth-7